UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03290
Name of Fund: BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Fundamental Growth V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Growth V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Utilities and Telecommunications V.I. Fund
BlackRock Value Opportunities V.I. Fund
Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Variable Series Funds, Inc.,
40 East 52nd Street, New York, NY 10022.
Registrant’s telephone number, including area code: (800) 456-4587
Date of fiscal year end: 12/31/2009
Date of reporting period: 09/30/2009

Item 1 — Schedule of Investments

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Preferred Securities

			Par
Industry	Capital Trusts		(000)	Value

Capital Markets - 0.0%	Credit Suisse Guernsey Ltd., 5.86% (a)(b)	USD	5	$3,800

Commercial Banks - 0.2%	Barclays Bank Plc, 8.55% (a)(b)(c)		55	50,050

Diversified Financial Services - 0.4%	General Electric Capital Corp., 6.38%, 11/15/67 (b)		40	33,100
	JPMorgan Chase & Co., 7.90% (a)(b)		50	48,009
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37		45	45,286

				126,395

Insurance - 0.4%	Chubb Corp., 6.38%, 3/29/67 (b)		25	22,500
	Lincoln National Corp., 7.00%, 5/17/66 (b)		25	17,875
	MetLife, Inc., 6.40%, 12/15/66		45	38,025
	Progressive Corp., 6.70%, 6/15/67 (b)		35	30,089
	The Travelers Cos., Inc., 6.25%, 3/15/67 (b)		25	21,981

				130,470

	Total Preferred Securities - 1.0%			310,715

	Common Stocks		Shares

Aerospace & Defense - 3.7%	Goodrich Corp.		3,800	206,492
	L-3 Communications Holdings, Inc.		2,700	216,864
	Lockheed Martin Corp.		3,200	249,856
	Northrop Grumman Corp.		4,800	248,400
	Raytheon Co.		5,000	239,850

				1,161,462

Beverages - 0.1%	The Coca-Cola Co.		600	32,220

Biotechnology - 1.4%	Amgen, Inc. (d)		5,200	313,196
	Biogen Idec, Inc. (d)		2,700	136,404

				449,600

Capital Markets - 1.1%	The Goldman Sachs Group, Inc.		1,900	350,265

Chemicals - 0.7%	CF Industries Holdings, Inc.		2,400	206,952

Commercial Banks - 0.2%	Wells Fargo & Co.		2,100	59,178

Communications Equipment - 0.2%	Cisco Systems, Inc. (d)		2,600	61,204

Computers & Peripherals - 3.5%	Apple, Inc. (d)		600	111,222
	EMC Corp. (d)		16,100	274,344
	International Business Machines Corp.		4,200	502,362
	Western Digital Corp. (d)		6,200	226,486

				1,114,414

Diversified Financial Services - 0.6%	Bank of America Corp.		5,100	86,292
	JPMorgan Chase & Co.		2,600	113,932

				200,224

Diversified Telecommunication Services - 3.4%	AT&T Inc.		19,300	521,293
	Qwest Communications International Inc.		48,800	185,928
	Verizon Communications, Inc.		12,000	363,240

				1,070,461

Electric Utilities - 0.1%	Edison International		1,200	40,296

Electronic Equipment, Instruments & Components - 0.6%	Ingram Micro, Inc., Class A (d)		10,700	180,295

Energy Equipment & Services - 4.9%	Diamond Offshore Drilling, Inc.		2,400	229,248
	ENSCO International, Inc.		5,600	238,224
	FMC Technologies, Inc. (d)		4,100	214,184
	Helmerich & Payne, Inc.		4,000	158,120

1

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Nabors Industries Ltd. (d)	11,400	$238,260
	National Oilwell Varco, Inc. (d)	5,600	241,528
	Rowan Cos., Inc.	2,900	66,903
	Tidewater, Inc.	3,900	183,651

			1,570,118

Food & Staples Retailing - 0.1%	Wal-Mart Stores, Inc.	400	19,636

Food Products - 0.8%	Archer-Daniels-Midland Co.	8,200	239,604

Health Care Providers & Services - 7.6%	Aetna, Inc.	7,700	214,291
	AmerisourceBergen Corp.	10,700	239,466
	Community Health Systems, Inc. (d)	6,800	217,124
	Humana, Inc. (d)	4,800	179,040
	LifePoint Hospitals, Inc. (d)	7,000	189,420
	Lincare Holdings, Inc. (d)	7,300	228,125
	McKesson Corp.	1,000	59,550
	Medco Health Solutions, Inc. (d)	4,600	254,426
	Omnicare, Inc.	7,000	157,640
	Quest Diagnostics, Inc.	3,600	187,884
	UnitedHealth Group, Inc.	10,100	252,904
	WellPoint, Inc. (d)	5,100	241,536

			2,421,406

Household Products - 0.4%	The Procter & Gamble Co.	2,200	127,424

IT Services - 2.8%	Accenture Plc	5,700	212,439
	Computer Sciences Corp. (d)	4,300	226,653
	Hewitt Associates, Inc., Class A (d)	5,800	211,294
	The Western Union Co.	12,000	227,040

			877,426

Independent Power Producers & Energy Traders - 1.2%	The AES Corp. (d)	5,700	84,474
	Dynegy, Inc., Class A (d)	76,900	196,095
	NRG Energy, Inc. (d)	3,700	104,303

			384,872

Industrial Conglomerates - 0.4%	General Electric Co.	7,600	124,792

Insurance - 1.4%	Chubb Corp.	4,800	241,968
	UnumProvident Corp.	9,600	205,824

			447,792

Internet Software & Services - 0.1%	Google, Inc., Class A (d)	50	24,793

Machinery - 1.4%	Flowserve Corp.	2,300	226,642
	Joy Global, Inc.	4,600	225,124

			451,766

Metals & Mining - 0.9%	Commercial Metals Co.	3,600	64,440
	Walter Industries, Inc.	3,500	210,210

			274,650

Multiline Retail - 1.4%	Kohl’s Corp. (d)	4,300	245,315
	Nordstrom, Inc.	7,000	213,780

			459,095

Oil, Gas & Consumable Fuels - 9.0%	Alpha Natural Resources, Inc. (d)	6,100	214,110
	Anadarko Petroleum Corp.	4,300	269,739
	Chevron Corp.	1,100	77,473
	ConocoPhillips	7,300	329,668
	El Paso Corp.	6,000	61,920
	Exxon Mobil Corp.	6,600	452,826
	Marathon Oil Corp.	7,900	252,010
	Murphy Oil Corp.	3,800	218,766
	Occidental Petroleum Corp.	4,300	337,120

2

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks		Shares	Value

	Peabody Energy Corp.		6,100	$227,042
	Tesoro Corp.		13,300	199,234
	Valero Energy Corp.		11,400	221,046

				2,860,954

Paper & Forest Products - 0.7%	International Paper Co.		9,800	217,854

Personal Products - 0.6%	Herbalife Ltd.		6,100	199,714

Pharmaceuticals - 5.7%	Endo Pharmaceuticals Holdings, Inc. (d)		8,400	190,092
	Forest Laboratories, Inc. (d)		7,600	223,744
	Johnson & Johnson		8,800	535,832
	Pfizer, Inc.		1,200	19,860
	Schering-Plough Corp.		10,500	296,625
	Watson Pharmaceuticals, Inc. (d)		5,900	216,176
	Wyeth		6,900	335,202

				1,817,531

Professional Services - 0.7%	Manpower, Inc.		4,000	226,840

Road & Rail - 0.7%	CSX Corp.		5,500	230,230

Semiconductors & Semiconductor Equipment - 0.1%	Intel Corp.		1,400	27,398

Software - 3.3%	BMC Software, Inc. (d)		5,700	213,921
	CA, Inc.		10,100	222,099
	Compuware Corp. (d)		25,100	183,983
	Microsoft Corp.		7,200	186,408
	Oracle Corp.		2,300	47,932
	Synopsys, Inc. (d)		8,500	190,570

				1,044,913

Specialty Retail - 3.4%	Advance Auto Parts, Inc.		4,400	172,832
	The Gap, Inc.		10,400	222,560
	Limited Brands, Inc.		12,900	219,171
	Ross Stores, Inc.		4,700	224,519
	TJX Cos., Inc.		6,500	241,475

				1,080,557

Tobacco - 1.6%	Lorillard, Inc.		3,100	230,330
	Philip Morris International, Inc.		5,800	282,692

				513,022

	Total Common Stocks - 64.8%			20,568,958

	Fixed Income Securities

			Par
	Asset-Backed Securities		(000)

Asset-Backed Securities - 2.8%	ACE Securities Corp., Series 2005-ASP1, Class M1, 0.93%, 9/25/35 (b)	USD	100	7,250
	American Express Issuance Trust, Series 2008-2, Class A, 4.02%, 1/18/11		105	106,092
	Bank of America Auto Trust, Series 2009-2A, Class A2, 1.16%, 2/15/12 (c)		80	80,045
	Chase Issuance Trust, Series 2009-A7, Class A7, 0.69%, 9/17/12 (b)		110	110,008
	Countrywide Asset Backed Certificates, Series 2004-5, Class A, 0.70%, 10/25/34 (b)		16	10,596
	Countrywide Asset Backed Certificates, Series 2004-13, Class AF4, 4.58%, 1/25/33 (b)		42	35,443
	Irwin Home Equity Corp., Series 2005-C, Class 1A1, 0.51%, 4/25/30 (b)		7	6,884

3

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	Asset-Backed Securities		(000)		Value

	Lehman XS Trust, Series 2005-5N, Class 3A2, 0.61%, 11/25/35 (b)	USD	39		$10,685
	Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.55%, 12/25/34 (b)		8		5,647
	Morgan Stanley Home Equity Loans, Series 2007-2, Class A1, 0.35%, 4/25/37 (b)		80		63,851
	New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.51%, 6/25/35 (b)		21		16,006
	Park Place Securities, Inc., Series 2005-WCH1, Class A1B, 0.55%, 1/25/36 (b)		—	(e)	82
	Park Place Securities, Inc., Series 2005-WCH1, Class A3D, 0.59%, 1/25/36 (b)		2		1,782
	Residential Asset Mortgage Products, Inc., Series 2005-RS3, Class AI2, 0.42%, 3/25/35 (b)		2		2,437
	SLM Student Loan Trust, Series 2005-4, Class A2, 0.58%, 4/26/21 (b)		30		29,737
	SLM Student Loan Trust, Series 2008-5, Class A2, 1.60%, 10/25/16 (b)		120		121,966
	SLM Student Loan Trust, Series 2008-5, Class A4, 2.20%, 7/25/23 (b)		100		103,592
	Structured Asset Investment Loan Trust, Series 2003-BC6, Class M1, 1.37%, 7/25/33 (b)		127		82,418
	Structured Asset Investment Loan Trust, Series 2003-BC7, Class M1, 1.37%, 7/25/33 (b)		106		65,678
	Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 1.25%, 9/25/34 (b)		24		3,186
	Structured Asset Securities Corp., Series 2004-23XS, Class 2A1, 0.55%, 1/25/35 (b)		29		17,914

	Total Asset-Backed Securities - 2.8%				881,299

Industry	Corporate Bonds

Aerospace & Defense - 0.0%	Honeywell International, Inc., 5.70%, 3/15/36		10		10,943
	L-3 Communications Corp., Series B, 6.38%, 10/15/15		2		2,020

					12,963

Air Freight & Logistics - 0.0%	United Parcel Service, Inc., 6.20%, 1/15/38		5		5,843

Airlines - 0.0%	American Airlines, Inc., Series 2003-1, 3.86%, 1/09/12		15		14,137

Building Products - 0.0%	Masco Corp., 7.13%, 8/15/13		10		10,247

Capital Markets - 0.5%	The Bank of New York Mellon Corp, 4.30%, 5/15/14		55		58,242
	The Goldman Sachs Group, Inc., 5.25%, 10/15/13		35		37,157
	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (d)(f)		25		3
	Morgan Stanley, 0.53%, 1/09/12 (b)		50		48,663

					144,065

Chemicals - 0.1%	Huntsman International LLC, 7.88%, 11/15/14		20		18,650
	Huntsman International LLC, 7.38%, 1/01/15		5		4,538
	NOVA Chemicals Corp., 6.50%, 1/15/12		5		4,887
	NOVA Chemicals Corp., 5.72%, 11/15/13 (b)		10		8,825

					36,900

4

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Commercial Banks - 0.3%	Corporacion Andina de Fomento, 6.88%, 3/15/12	USD	50	$53,980
	Eksportfinans A/S, 5.50%, 5/25/16		25	27,004
	Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (c)		10	10,149

				91,133

Consumer Finance - 0.1%	SLM Corp., 5.13%, 8/27/12		25	21,392

Containers & Packaging - 0.1%	Ball Corp., 7.13%, 9/01/16		10	10,200
	Ball Corp., 7.38%, 9/01/19		10	10,150

				20,350

Diversified Financial Services - 0.1%	CIT Group, Inc., 4.25%, 2/01/10		10	7,210
	CIT Group, Inc., 4.75%, 12/15/10		5	3,454
	CIT Group, Inc., 5.80%, 7/28/11		5	3,401
	CIT Group, Inc., 5.40%, 2/13/12		5	3,282
	General Electric Capital Corp., 6.15%, 8/07/37		25	23,724

				41,071

Diversified Telecommunication Services - 0.6%	AT&T, Inc., 6.50%, 9/01/37		75	80,588
	GTE Corp., 6.84%, 4/15/18		50	54,479
	Qwest Communications International, Inc., 7.50%, 2/15/14		5	4,937
	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		5	4,937
	Qwest Corp., 8.88%, 3/15/12		5	5,262
	Telefonica Emisiones SAU, 4.95%, 1/15/15		25	26,520

				176,723

Electric Utilities - 0.1%	Florida Power & Light Co., 5.95%, 2/01/38		25	28,372
	Southern California Edison Co., 5.63%, 2/01/36		6	6,500

				34,872

Food Products - 0.1%	Kraft Foods, Inc., 6.50%, 8/11/17		35	37,861

Hotels, Restaurants & Leisure - 0.1%	American Real Estate Partners LP, 7.13%, 2/15/13		5	4,812
	Wendy’s International, Inc., 6.25%, 11/15/11		20	20,000

				24,812

Household Durables - 0.5%	Centex Corp., 5.13%, 10/01/13		41	40,795
	DR Horton, Inc., 6.88%, 5/01/13		30	30,600
	DR Horton, Inc., 6.13%, 1/15/14		40	39,700
	DR Horton, Inc., 5.63%, 9/15/14		10	9,650
	KB Home, 6.38%, 8/15/11		6	6,060
	Lennar Corp., Series B, 5.60%, 5/31/15		15	13,837
	Pulte Homes, Inc., 5.20%, 2/15/15		10	9,500
	Ryland Group, Inc., 5.38%, 5/15/12		10	10,000
	Toll Brothers Finance Corp., 4.95%, 3/15/14		10	9,659

				169,801

IT Services - 0.2%	First Data Corp., 9.88%, 9/24/15		25	23,094
	Sabre Holdings Corp., 8.35%, 3/15/16		40	33,400

				56,494

Independent Power Producers & Energy Traders - 0.1%	TXU Corp., 5.55%, 11/15/14		45	30,710

Insurance - 0.2%	Hartford Life Global Funding Trusts, 0.48%, 6/16/14 (b)		50	37,229

5

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	Metropolitan Life Global Funding I, 5.13%, 6/10/14 (c)	USD	25	$26,117

				63,346

Internet & Catalog Retail - 0.1%	Expedia, Inc., 7.46%, 8/15/18		30	31,800

Media - 0.8%	Comcast Corp., 5.85%, 1/15/10		50	50,676
	Comcast Corp., 6.45%, 3/15/37		30	31,767
	Cox Communications, Inc., 7.13%, 10/01/12		30	33,466
	News America, Inc., 6.40%, 12/15/35		40	40,351
	News America, Inc., 6.75%, 1/09/38		85	89,202
	Time Warner Cable, Inc., 5.85%, 5/01/17		20	21,087

				266,549

Multi-Utilities - 0.1%	Xcel Energy, Inc., 6.50%, 7/01/36		20	22,331

Multiline Retail - 0.1%	Macy’s Retail Holdings, Inc., 5.35%, 3/15/12		20	19,468
	The May Department Stores Co., 5.75%, 7/15/14		5	4,698

				24,166

Oil, Gas & Consumable Fuels - 1.0%	BP Capital Markets Plc, 3.13%, 3/10/12		45	46,488
	Cenovus Energy, Inc., 6.75%, 11/15/39 (c)		20	21,551
	Chevron Corp., 3.95%, 3/03/14		30	31,587
	ConocoPhillips, 4.60%, 1/15/15		50	53,365
	Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		20	20,100
	Kinder Morgan, Inc., 6.50%, 9/01/12		5	5,138
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37		25	26,370
	Motiva Enterprises LLC, 5.20%, 9/15/12 (c)		60	61,981
	Shell International Finance B.V., 4.00%, 3/21/14		50	52,521
	Tennessee Gas Pipeline Co., 7.00%, 10/15/28		5	5,328

				324,429

Pharmaceuticals - 0.7%	Eli Lilly & Co., 3.55%, 3/06/12		20	20,944
	Eli Lilly & Co., 7.13%, 6/01/25		5	6,118
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		25	26,858
	Merck & Co., Inc., 4.00%, 6/30/15		50	52,537
	Pfizer, Inc., 5.35%, 3/15/15		70	77,511
	Roche Holdings, Inc., 2.39%, 2/25/11 (b)(c)		10	10,271
	Roche Holdings, Inc., 5.00%, 3/01/14 (c)		25	27,027
	Wyeth, 6.00%, 2/15/36		10	11,094

				232,360

Real Estate Investment Trusts (REITs) - 0.0%	iStar Financial, Inc., 5.65%, 9/15/11		10	6,900

Road & Rail - 0.0%	The Hertz Corp., 8.88%, 1/01/14		5	5,050

Software - 0.1%	Oracle Corp., 5.75%, 4/15/18		20	22,037

Wireless Telecommunication Services - 0.7%	Verizon Wireless Capital LLC, 3.75%, 5/20/11 (c)		110	113,490
	Verizon Wireless Capital LLC, 8.50%, 11/15/18 (c)		50	62,432
	Vodafone Group Plc, 4.15%, 6/10/14		50	51,346

				227,268

	Total Corporate Bonds - 6.7%			2,155,610

	Foreign Agency Obligations

	Japan Finance Corp., 2.00%, 6/24/11		30	30,383
	Landwirtschaftliche Rentenbank, 4.13%, 7/15/13		5	5,269
	Landwirtschaftliche Rentenbank Series E, 5.25%, 7/02/12		15	16,346
	Landwirtschaftliche Rentenbank Series E, 4.38%, 1/15/13		10	10,614

6

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	Foreign Agency Obligations		(000)	Value

	Landwirtschaftliche Rentenbank Series E, 4.00%, 2/02/15	USD	10	$10,403
	Mexico Government International Bond, 6.38%, 1/16/13		15	16,448
	Province of Ontario Canada, 4.10%, 6/16/14		40	42,291
	United Kingdom Gilt, 5.00%, 3/07/12	GBP	100	172,574
	United Kingdom Gilt, 4.25%, 12/07/49		20	33,051

	Total Foreign Agency Obligations - 1.1%			337,379

	Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 3.3%	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1, 5.37%, 8/25/35 (b)	USD	283	237,662
	CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.00%, 10/25/37		86	64,766
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-0A5, Class 2A1, 0.45%, 4/25/46 (b)		17	8,002
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-0A5, Class 3A1, 0.45%, 4/25/46 (b)		38	17,882
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J3, Class A10, 6.00%, 7/25/37		90	76,942
	First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.50%, 8/25/35 (b)		27	24,613
	Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.05%, 11/25/34 (b)		13	9,967
	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.73%, 4/25/37 (b)		118	80,855
	Structured Asset Securities Corp., Series 2005-GEL2, Class A, 0.53%, 4/25/35 (b)		10	8,543
	WaMu Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1, 5.28%, 1/25/37 (b)		66	43,948
	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.67%, 5/25/47 (b)		22	11,234
	WaMu Mortgage Pass-Through Certificates, Series 2007-0A5, Class 1A, 1.65%, 6/25/47 (b)		22	11,562
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 2A1, 5.11%, 9/25/35 (b)		193	176,307
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A5, 5.05%, 3/25/36 (b)		190	141,562
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR3, Class A4, 5.71%, 3/25/36 (b)		120	89,449
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 2A1, 6.10%, 9/25/36 (b)		29	22,701
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1, 5.34%, 10/25/36 (b)		47	36,298

				1,062,293

Commercial Mortgage-Backed Securities - 4.0%	Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (b)		40	39,301
	GE Capital Commercial Mortgage Corp., Series 2001-2, Class A4, 6.29%, 8/11/33		170	179,086

7

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	Non-Agency Mortgage-Backed Securities		(000)	Value

	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class AAB, 4.70%, 12/10/41	USD	200	$202,797
	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.51%, 4/10/38 (b)		150	151,036
	Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4, 4.76%, 6/10/36		170	171,238
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.81%, 6/12/43 (b)		250	235,778
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.87%, 4/15/45 (b)		115	106,946
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD1, Class A2, 5.80%, 6/15/49 (b)		50	50,128
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2, 5.83%, 2/15/51		35	34,795
	Morgan Stanley Capital I Series, 2006-IQ11, Class A2, 5.69%, 10/15/42 (b)		30	30,277
	Morgan Stanley Capital I, Series 2007-HQ12, Class A2, 5.81%, 4/12/49 (b)		25	23,957
	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A3, 5.38%, 10/15/44 (b)		40	40,257

				1,265,596

	Total Non-Agency Mortgage-Backed Securities - 7.3%			2,327,889

	Taxable Municipal Bonds

County/City/Special District/School District - 0.0%	Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44		10	11,240

Diversified Consumer Services - 0.0%	Leland Stanford Junior University, 4.25%, 5/01/16		15	15,593

State - 0.5%	New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39		25	26,310
	State of California, GO, Taxable, Various Purpose 3, 5.45%, 4/01/15		75	79,220
	State of Texas, GO, Build America Bonds Taxable, 5.52%, 4/01/39		45	47,704

				153,234

Transportation - 0.2%	Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		25	31,068
	Port Authority of New York & New Jersey, RB, Consolidated, 159th, Series, 6.04%, 12/01/29		15	16,561

				47,629

Utilities - 0.1%	Chicago Metropolitan Water Reclamation District, GO, Build America Bonds, 5.72%, 12/01/38		15	16,475

	Total Taxable Municipal Bonds - 0.8%			244,171

	U.S. Government Obligations

	U.S. Treasury Notes, 1.00%, 9/30/11		40	40,031
	U.S. Treasury Notes, 2.38%, 9/30/14		100	100,258
	U.S. Treasury Notes, 3.00%, 9/30/16		980	983,904
	U.S. Treasury Notes, 3.63%, 8/15/19		120	123,169

8

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	U.S. Government Obligations		(000)	Value

	U.S. Treasury Notes, 5.25%, 2/15/29	USD	100	$116,078
	U.S. Treasury Notes, 3.50%, 2/15/39 (g)		215	194,777
	U.S. Treasury Notes, 4.25%, 5/15/39		20	20,691
	U.S. Treasury Strips, 0.00%, 8/15/20		215	141,606

	Total U.S. Government Obligations - 5.4%			1,720,514

	U.S. Government Sponsored Agency Securities

Agency Obligations - 0.2%	Tennessee Valley Authority, 5.25%, 9/15/39		60	63,307

Collateralized Mortgage Obligations - 0.8%	Fannie Mae Trust, Series 2006-9, Class DA, 5.50%, 7/25/25		30	30,389
	Freddie Mac Multiclass Certificates, Series 3068, Class VA, 5.50%, 10/15/16		57	60,306
	Freddie Mac Multiclass Certificates, Series 3087, Class VA, 5.50%, 3/15/15		157	165,357

				256,052

Federal Deposit Insurance Corporation Guaranteed - 2.2%	Citibank NA, 1.38%, 8/10/11		200	200,715
	Citigroup Funding, Inc., 2.13%, 7/12/12		50	50,552
	Citigroup Funding, Inc., 1.88%, 10/22/12		100	100,194
	General Electric Capital Corp., 2.25%, 3/12/12		50	50,903
	General Electric Capital Corp., 2.00%, 9/28/12		50	50,279
	General Electric Capital Corp., 2.13%, 12/21/12		140	141,272
	General Electric Capital Corp., 2.63%, 12/28/12		100	102,455

				696,370

Interest Only Collateralized Mortgage Obligations - 0.0%	Ginnie Mae Trust, Series 2009-26, Class SC, 5.95%, 9/15/39		100	9,719

Mortgaged-Backed Securities - 19.3%	Fannie Mae Mortgage-Backed Securities:
	4.00%, 10/15/39 - 10/20/39 (h)		200	200,719
	4.50%, 10/15/24 - 11/15/39 (h)		1,678	1,700,942
	4.84%, 8/01/38 (b)		85	89,181
	5.00%, 1/01/23 - 10/15/39 (h)		763	795,464
	5.50%, 2/01/35 - 10/15/39 (h)		1,111	1,163,998
	6.00%, 12/01/31 - 10/15/39 (h)		1,296	1,370,107
	6.50%, 11/15/39 (h)		100	106,500
	Freddie Mac Mortgage-Backed Securities:
	5.00%, 2/01/22 - 10/15/39 (h)		290	303,039
	5.50%, 10/15/24 (h)		100	105,812
	6.00%, 6/01/35		69	73,634
	Ginnie Mae Mortgage-Backed Securities:
	5.00%, 10/15/39 (h)		100	103,469
	6.00%, 10/15/39 (h)		100	105,563

				6,118,428

	Total U.S. Government Sponsored Agency Securities - 22.5%			7,143,876

	Total Fixed Income Securities - 46.6%			14,810,738

	Total Long-Term Investments (Cost — $33,389,101) - 112.4%			35,690,411

9

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, 0.20% (i)(j)	406,396	$406,396

Total Short-Term Securities (Cost — $406,396) - 1.3%		406,396

	Options Purchased	Contracts (k)

Over-the-Counter Call Options	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 10/14/09, Broker JPMorgan Chase Bank NA	—	(l)	1
	Receive a fixed rate of 2.37% and pay a floating rate based on 3-month LIBOR, expiring 11/16/09, Broker Goldman Sachs Bank USA	—	(l)	11
	Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 11/06/09, Broker JPMorgan Chase Bank NA	—	(l)	10
	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 11/30/09, Broker Morgan Stanley Capital Services, Inc.	1		2,006
	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 12/17/09, Broker Morgan Stanley Capital Services, Inc.	—	(l)	1,720
	Receive a fixed rate of 3.40% and pay a floating rate based on 3-month LIBOR, expiring 4/08/10, Broker Deutsche Bank AG	—	(l)	6,697
	Receive a fixed rate of 1.92% and pay a floating rate based on 3-month LIBOR, expiring 9/02/10, Broker Morgan Stanley Capital Services, Inc.	1		4,783
	Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR, expiring 9/03/10, Broker Citibank NA	1		4,938
	Receive a fixed rate of 5.86% and pay a floating rate based on 3-month LIBOR, expiring 8/15/11, Broker JPMorgan Chase Bank NA	—	(l)	63,209

				83,375

Over-the-Counter Put Options	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 3/15/10, Broker Royal Bank of Scotland Plc	1		5,724
	Pay a fixed rate of 3.40% and receive a floating rate based 3-month LIBOR, expiring 4/08/10, Broker Deutsche Bank AG	—	(l)	14,175
	Pay a fixed rate of 1.92% and receive a floating rate based on 3-month LIBOR, expiring 9/02/10, Broker Morgan Stanley Capital Services, Inc.	1		4,615
	Pay a fixed rate of 1.95% and receive a floating rate based on 3-month LIBOR, expiring 9/03/10, Broker Citibank NA	1		4,541
	Pay a fixed rate of 5.86% and receive a floating rate based 3-month LIBOR, expiring 8/15/11, Broker JPMorgan Chase Bank NA	—	(l)	8,667

10

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Options Purchased	Contracts (k)		Value

Pay a fixed rate of 4.71% and receive a floating rate based on the 3-month LIBOR, expiring 11/18/13, Broker JPMorgan Chase Bank NA	—	(l)	$7,225

			44,947

Total Options Purchased (Cost — $105,789) - 0.4%			128,322

Total Investments Before TBA Sale Commitments and Options Written (Cost — $33,901,286*) - 114.1%			36,225,129

			Par
	TBA Sale Commitments (h)		(000)

	Fannie Mae Guaranteed Pass-Through Certificates:
	5.00%, 1/01/23 - 10/15/39	USD	(200)		(209,688)
	5.50%, 2/01/35 - 10/15/39		(246)		(256,954)
	6.00%, 12/01/31 - 10/15/39		(1,200)		(1,266,000)
	Freddie Mac Mortgage Participation Certificates, 5.00%, 2/01/22 - 10/15/39		(100)		(104,937)
	Ginnie Mae MBS Certificates, 6.00%, 10/15/39		(100)		(105,562)

	Total TBA Sale Commitments (Proceeds — $1,925,134) — (6.1)%				(1,943,141)

	Options Written		Contracts (k)

Over-the-Counter Call Options	Pay a fixed rate of 4.87% and receive a floating rate based on 3-month LIBOR, expiring 2/04/10, Broker Deutsche Bank AG		1		(55,159)
	Pay a fixed rate of 3.33% and receive a floating rate based on 3-month LIBOR, expiring 3/08/10, Broker Citibank NA		—	(l)	(7,368)
	Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, expiring 3/29/10, Broker Citibank NA		—	(l)	(9,632)
	Pay a fixed rate of 3.80% and receive a floating rate based on 3-month LIBOR, expiring 5/28/10, Broker Morgan Stanley Capital Services, Inc.		—	(l)	(12,169)
	Pay a fixed rate of 4.88% and receive a floating rate based on 3-month LIBOR, expiring 5/04/10, Broker Deutsche Bank AG		—	(l)	(32,167)
	Pay a fixed rate of 4.80% and receive a floating rate based on 3-month LIBOR, expiring 6/11/10, Broker Citibank NA		—	(l)	(20,132)
	Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, expiring 8/26/10, Broker Goldman Sachs Bank USA		—	(l)	(5,789)
	Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, expiring 8/27/10, Broker Morgan Stanley Capital Services, Inc.		—	(l)	(5,769)
	Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, expiring 9/23/10, Broker Citibank NA		—	(l)	(10,949)
	Pay a fixed rate of 4.08% and receive a floating rate based on 3-month LIBOR, expiring 9/24/10, Broker Deutsche Bank AG		—	(l)	(16,651)

11

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts (k)		Value

	Pay a fixed rate of 4.13% and receive a floating rate based on 3-month LIBOR, expiring 9/09/10, Broker Morgan Stanley Capital Services, Inc.	1		$(34,713)
	Pay a fixed rate of 5.40% and receive a floating rate based on 3-month LIBOR, expiring 12/14/10, Broker UBS AG	—	(l)	(27,058)

				(237,556)

Over-the-Counter Put Options	Receive a fixed rate of 4.87% and pay a floating rate based on 3-month LIBOR expiring 2/04/10, Deutsche Bank AG	1		(1,967)
	Receive a fixed rate of 3.33% and pay a floating rate based on 3-month LIBOR, expiring 3/08/10, Broker Citibank NA	—	(l)	(18,517)
	Receive a fixed rate of 3.65% and pay floating rate based on 3-month LIBOR, expiring 3/29/10, Broker Citibank NA	—	(l)	(10,493)
	Receive a fixed rate of 5.50% and pay a floating rate based on 3-month LIBOR, expiring 3/15/10, Broker Royal Bank of Scotland Plc	1		(1,298)
	Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 5/28/10, Broker Morgan Stanley Capital Services, Inc.	—	(l)	(5,542)
	Receive a fixed rate of 4.88% and pay a floating rate based on 3-month LIBOR, expiring 5/04/10, Broker Deutsche Bank AG	—	(l)	(3,135)
	Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, expiring 6/11/10, Broker Citibank NA	—	(l)	(2,901)
	Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, expiring 8/26/10, Broker Goldman Sachs Bank USA	—	(l)	(3,555)
	Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, expiring 8/27/10, Broker Morgan Stanley Capital Services, Inc.	—	(l)	(3,579)
	Receive a fixed rate of 4.07% and pay a floating rate based on 3-month LIBOR, expiring 9/23/10, Broker Citibank NA	—	(l)	(7,988)
	Receive a fixed rate of 4.08% and pay a floating rate based on 3-month LIBOR, expiring 9/24/10, Broker Deutsche Bank AG	—	(l)	(11,859)
	Receive a fixed rate of 4.13% and pay a floating rate based on 3-month LIBOR, expiring 9/09/10, Broker Morgan Stanley Capital Services, Inc.	1		(22,106)
	Receive a fixed rate of 5.40% and pay a floating rate based on 3-month LIBOR, expiring 12/14/10, Broker UBS AG	—	(l)	(3,430)

				(96,370)

	Total Options Written (Premiums Received — $313,468) - (1.0)%			(333,926)

	Total Investments, Net of TBA Sale Commitments and Options Written - 107.0%			33,948,062
	Liabilities in Excess of Other Assets - (7.0)%			(2,217,284)

	Net Assets - 100.0%			$31,730,778

12

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$34,198,433

Gross unrealized appreciation	$3,147,816
Gross unrealized depreciation	(1,121,120)

Net unrealized appreciation	$2,026,696

(a)	Security is perpetual in nature and has no stated maturity date.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.

(e)	Amount is less than $1,000.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(h)	Represents or includes a “to-be-announced” transaction. The Fund has committed to purchasing (selling) securities for which all specific information is not available at this time.

		Unrealized
	Market	Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$(844,000)	$(14,250)
Bank of America NA	50,641	512
Citigroup NA	202,562	844
Credit Suisse International	146,734	2,229
Deutsche Bank AG	1,654,250	7,875
Goldman Sachs Bank USA	(164,547)	(966)
JPMorgan Chase Bank NA	1,040,531	3,836
Morgan Stanley Capital Services, Inc.	209,031	438
UBS Securities	105,813	563
(i)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	406,396	$954
BlackRock Liquidity Series, LLC Cash Sweep Series	$(713,249)	$883
(j)	Represents the current yield as of report date.

(k)	One contract represents a notional amount of $1 million.

(l)	Less than $1 million.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•	Foreign currency exchange contracts as of September 30, 2009 were as follows:

Currency		Currency			Settlement	Unrealized
Purchased		Sold		Counterparty	Date	Appreciation

USD	253,348	GBP	155,000	Citibank NA	10/28/09	$5,666

13

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
•	Financial futures contracts purchased as of September 30, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation

7	5-Year U.S. Treasury Bond	December 2009	$809,044	$3,612
3	10-Year U.S. Treasury Bond	December 2009	$353,510	1,474
1	30-Year U.S. Treasury Bond	December 2009	$118,762	2,613

Total				$7,699

•	Financial futures contracts sold as of September 30, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

1	2-Year U.S. Treasury Bond	December 2009	$216,748	$(221)

•	Interest rate swaps outstanding as of September 30, 2009 were as follows:

				Notional		Unrealized
Fixed	Floating			Amount		Appreciation
Rate	Rate	Counterparty	Expiration	(000)		(Depreciation)

5.02% (a)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	500	$46,067
2.25% (b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	150	(1,044)
2.85% (a)	3-month LIBOR	Credit Suisse International	July 2014	USD	300	3,452
2.85% (b)	3-month LIBOR	Deutsche Bank AG	August 2014	USD	300	(3,242)
3.05% (b)	3-month LIBOR	Credit Suisse International	August 2014	USD	600	(12,199)
3.26% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2014	USD	100	2,971
2.80% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2014	USD	100	(804)
3.68% (a)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	300	5,976
3.73% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2019	USD	100	2,392
3.50% (a)	3-month LIBOR	Citibank NA	September 2019	USD	100	400
3.47% (a)	3-month LIBOR	Royal Bank of Scotland Plc	September 2019	USD	100	120
3.43% (b)	3-month LIBOR	Deutsche Bank AG	October 2019	USD	100	224
4.24% (b)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	45	(2,041)
4.42% (b)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	155	(8,808)
4.35% (b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2039	USD	100	(7,587)

Total						$25,877

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

14

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
•	Credit default swaps on single-name issues-buy protection outstanding as of September 30, 2009 were as follows:

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

Centex Corp.	6.92%	JPMorgan Chase Bank NA	December 2010	USD	15	$(1,172)
Limited Brands, Inc.	1.07%	UBS AG	December 2010	USD	60	989
Radio Shack Corp.	1.16%	UBS AG	December 2010	USD	60	(314)
Knight Inc.	1.80%	Credit Suisse International	January 2011	USD	20	(176)
Sara Lee Corp.	0.60%	JPMorgan Chase Bank NA	March 2011	USD	60	(278)
Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	USD	60	(765)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	10	515
KB Home	4.90%	JPMorgan Chase Bank NA	September 2011	USD	25	(1,395)
Wendy’s International Inc.	2.90%	JPMorgan Chase Bank NA	December 2011	USD	20	(593)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	5	(175)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	15	(1,857)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	5	(683)
MeadWestvaco Corp.	1.20%	Deutsche Bank AG	June 2012	USD	25	(391)
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank NA	June 2012	USD	10	(780)
Knight Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2012	USD	5	9
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank NA	June 2013	USD	30	(3,575)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	USD	55	(484)
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD	20	(2,791)
Expedia, Inc.	5.18%	Goldman Sachs Bank USA	September 2013	USD	10	(1,463)
Masco Corp.	5.00%	JPMorgan Chase Bank NA	September 2013	USD	10	(698)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	35	(5,159)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	20	(2,972)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	10	(665)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD	40	(1,277)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	USD	5	(1,630)
Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	USD	10	(345)
D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank NA	September 2014	USD	10	(1,495)

15

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	5	$163
Energy Future Holdings Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2014	USD	40	(3,748)
Energy Future Holdings Corp.	0.29%	JPMorgan Chase Bank NA	December 2014	USD	5	(615)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	10	(3,524)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	10	(3,265)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	March 2015	USD	5	(1,349)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	10	(718)
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD	15	(2,429)
First Data Corp.	5.00%	Credit Suisse International	December 2015	USD	10	(1,747)
First Data Corp.	5.00%	Goldman Sachs Bank USA	December 2015	USD	5	(850)
First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2015	USD	10	(1,747)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD	40	(16,518)

Total						$(65,967)

•	Portfolio Abbreviations:

GBP	British Pound
GO	General Obligation Bonds
RB	Revenue Bonds
USD	US Dollar
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

16

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
	Assets	Liabilities
Level 1
Long-Term Investments:
Common Stock[1]	$23,131,724	—
Short-Term Securities	406,396	—

Total Level 1	23,538,120	—

Level 2
Long-Term Investments[2]	12,551,437	—
TBA Sale Commitments	—	$(1,943,141)

Total Level 2	12,551,437	(1,943,141)

Level 3
Long-Term Investments:		—
Asset-Backed Securities	7,250

Total	$36,096,807	$(1,943,141)

[1]	See above Schedule of Investments for values in each industry.

[2]	See above Schedule of Investments for values in each security type, excluding security types in Level 1 and Level 3 within the table.

Valuation	Other Financial
Inputs	Instruments[3]
	Assets	Liabilities
Level 1	$7,699	$(221)
Level 2	197,266	(426,445)
Level 3	—	(10,849)

Total	$204,965	$(437,515)

[3]	Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Financial futures contracts, swaps, and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.
The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
	Asset-Backed	Other Financial
	Securities	Instruments
Balance, as of December 31, 2008	$60,000	—
Accrued discounts/premiums	—	—
Realized loss	(29)	—
Change in unrealized appreciation	40,369	—
Net sales	(7,935)	—
Net transfers in/out of Level 3	(85,155)	$(10,849)

Balance, as of September 30, 2009	$7,250	$(10,849)

17

BlackRock Variable Series Funds, Inc. — BlackRock Basic Value V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Above-Average Yield - 35.1%

Aerospace & Defense - 1.3%	Honeywell International, Inc.	169,400	$6,293,210

Capital Markets - 1.5%	The Bank of New York Mellon Corp.	245,534	7,118,031

Chemicals - 1.8%	E.I. du Pont de Nemours & Co.	260,400	8,369,256

Commercial Banks - 0.5%	U.S. Bancorp	118,600	2,592,596

Diversified Financial Services - 3.9%	JPMorgan Chase & Co.	426,176	18,675,032

Diversified Telecommunication Services - 3.1%	AT&T Inc.	265,295	7,165,618
	Verizon Communications, Inc.	241,800	7,319,286

			14,484,904

Electric Utilities - 1.3%	The Southern Co.	191,000	6,048,970

Food Products - 3.0%	General Mills, Inc.	219,900	14,157,162

Household Products - 0.3%	Clorox Co.	24,700	1,452,854

Industrial Conglomerates - 1.4%	Tyco International Ltd.	200,100	6,899,448

Metals & Mining - 0.9%	Alcoa, Inc.	309,200	4,056,704

Multi-Utilities - 1.2%	Dominion Resources, Inc.	162,800	5,616,600

Oil, Gas & Consumable Fuels - 4.9%	Chevron Corp.	115,400	8,127,622
	Exxon Mobil Corp.	217,600	14,929,536

			23,057,158

Pharmaceuticals - 7.4%	Bristol-Myers Squibb Co. (a)	800,000	18,016,000
	Pfizer, Inc.	436,000	7,215,800
	Wyeth	196,900	9,565,402

			34,797,202

Semiconductors & Semiconductor Equipment - 2.6%	Analog Devices, Inc.	203,900	5,623,562
	Maxim Integrated Products, Inc.	357,600	6,486,864

			12,110,426

	Total Above-Average Yield		165,729,553

Below-Average Price/Earnings Ratio - 27.9%

Aerospace & Defense - 0.8%	Northrop Grumman Corp.	74,400	3,850,200

Capital Markets - 1.8%	Morgan Stanley (a)	283,600	8,757,568

Computers & Peripherals - 2.8%	Hewlett-Packard Co.	282,031	13,314,683

Diversified Financial Services - 2.1%	Bank of America Corp.	578,600	9,789,912

Energy Equipment & Services - 1.0%	Noble Corp.	122,600	4,653,896

Food Products - 5.7%	Kraft Foods, Inc.	500,033	13,135,867
	Unilever NV - ADR	471,000	13,593,060

			26,728,927

Insurance - 7.2%	ACE Ltd.	91,500	4,891,590
	MetLife, Inc.	188,600	7,180,002
	Prudential Financial, Inc.	71,200	3,553,592
	The Travelers Cos., Inc.	373,008	18,363,184

			33,988,368

Media - 2.9%	CBS Corp., Class B	79,800	961,590
	Viacom, Inc., Class B (b)	456,900	12,811,476

			13,773,066

Metals & Mining - 0.5%	Nucor Corp.	50,500	2,374,005

Office Electronics - 2.0%	Xerox Corp.	1,238,700	9,587,538

1

BlackRock Variable Series Funds, Inc. — BlackRock Basic Value V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Below-Average Price/Earnings Ratio

Pharmaceuticals - 1.1%	Eli Lilly & Co.	152,500	$5,037,075

	Total Below-Average Price/Earnings Ratio		131,855,238

Low Price-to-Book Value - 19.1%

Aerospace & Defense - 1.7%	Raytheon Co.	165,500	7,939,035

Commercial Banks - 0.5%	Wells Fargo & Co.	80,800	2,276,944

Energy Equipment & Services - 2.9%	Halliburton Co. (a)	500,300	13,568,136

Household Products - 2.5%	Kimberly-Clark Corp. (a)	201,200	11,866,776

Machinery - 0.5%	Deere & Co.	54,900	2,356,308

Media - 2.1%	Comcast Corp. Special, Class A (a)	114,000	1,833,120
	Walt Disney Co.	290,500	7,977,130

			9,810,250

Metals & Mining - 0.7%	United States Steel Corp. (a)	72,600	3,221,262

Oil, Gas & Consumable Fuels - 1.7%	Anadarko Petroleum Corp.	128,400	8,054,532

Semiconductors & Semiconductor Equipment - 5.6%	LSI Corp. (b)	2,956,500	16,231,185
	Micron Technology, Inc. (b)	1,226,000	10,053,200

			26,284,385

Specialty Retail - 0.9%	Limited Brands, Inc.	266,700	4,531,233

	Total Low Price-to-Book Value		89,908,861

Price-to-Cash Flow - 8.6%

Diversified Telecommunication Services - 2.7%	Qwest Communications International Inc. (a)	3,369,200	12,836,652

Food & Staples Retailing - 0.9%	The Kroger Co.	196,600	4,057,824

Health Care Providers & Services - 1.2%	UnitedHealth Group, Inc.	223,600	5,598,944

Media - 2.7%	Time Warner Cable, Inc.	58,773	2,532,529
	Time Warner, Inc.	350,733	10,094,096

			12,626,625

Oil, Gas & Consumable Fuels - 1.1%	Peabody Energy Corp.	142,900	5,318,738

	Total Price-to-Cash Flow		40,438,783

Special Situations - 8.8%

Computers & Peripherals - 2.0%	International Business Machines Corp.	80,010	9,569,996

Health Care Equipment & Supplies - 2.1%	Baxter International, Inc.	46,300	2,639,563
	Covidien Plc	166,400	7,198,464

			9,838,027

Pharmaceuticals - 2.8%	Schering-Plough Corp.	460,300	13,003,475

Semiconductors & Semiconductor Equipment - 1.8%	Intel Corp.	440,100	8,612,757

Specialty Retail - 0.1%	The Gap, Inc.	24,900	532,860

	Total Special Situations		41,557,115

	Total Long-Term Investments (Cost - $452,008,903) - 99.5%		469,489,550

2

BlackRock Variable Series Funds, Inc. — BlackRock Basic Value V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Beneficial
	Interest
Short-Term Securities	(000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (c)(d)(e)	$33,954	$33,953,950

Total Short-Term Securities (Cost - $33,953,950) - 7.2%		33,953,950

Total Investments (Cost - $485,962,853*) - 106.7%		503,443,500
Liabilities in Excess of Other Assets - (6.7)%		(31,683,936)

Net Assets - 100.0%		$471,759,564

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$501,641,775

Gross unrealized appreciation	$46,029,612
Gross unrealized depreciation	(44,227,887)

Net unrealized appreciation	$1,801,725

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$3,200,930	$14,084
BlackRock Liquidity Series, LLC
Money Market Series	$22,513,450	$50,994

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.
•	Portfolio Abbreviations:

ADR American Depositary Receipts

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

3

BlackRock Variable Series Funds, Inc. — BlackRock Basic Value V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 — Long-Term Investments[1]	$469,489,550
Level 2 — Short-Term Securities	33,953,950
Level 3	—

Total	$503,443,500

[1]	See above Schedule of Investments for values in each industry.

4

BlackRock Variable Series Funds, Inc. — BlackRock Fundamental Growth V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Air Freight & Logistics - 3.1%	C.H. Robinson Worldwide, Inc.	36,200	$2,090,550
	United Parcel Service, Inc., Class B	67,900	3,834,313

			5,924,863

Airlines - 1.5%	Delta Air Lines, Inc. (a)	325,500	2,916,480

Beverages - 3.4%	The Coca-Cola Co.	91,000	4,886,700
	PepsiCo, Inc.	30,300	1,777,398

			6,664,098

Biotechnology - 5.1%	Amgen, Inc. (a)	68,100	4,101,663
	Celgene Corp. (a)	51,900	2,901,210
	Genzyme Corp. (a)	50,600	2,870,538

			9,873,411

Capital Markets - 1.4%	The Goldman Sachs Group, Inc.	15,100	2,783,685

Chemicals - 0.8%	Ecolab, Inc.	35,500	1,641,165

Commercial Banks - 0.5%	Wells Fargo & Co.	34,600	975,028

Communications Equipment - 7.6%	Cisco Systems, Inc. (a)	256,500	6,038,010
	Palm, Inc. (a)(b)	88,300	1,539,069
	QUALCOMM, Inc.	158,000	7,106,840

			14,683,919

Computers & Peripherals - 9.6%	Apple, Inc. (a)	50,700	9,398,259
	EMC Corp. (a)	104,500	1,780,680
	Hewlett-Packard Co.	80,600	3,805,126
	International Business Machines Corp.	14,300	1,710,423
	NetApp, Inc. (a)	12,300	328,164
	Seagate Technology	109,800	1,670,058

			18,692,710

Diversified Financial Services - 2.3%	CME Group, Inc.	7,700	2,373,063
	JPMorgan Chase & Co.	46,100	2,020,102

			4,393,165

Energy Equipment & Services - 1.6%	Schlumberger Ltd.	19,400	1,156,240
	Transocean Ltd. (a)	21,785	1,863,271

			3,019,511

Food & Staples Retailing - 2.1%	Wal-Mart Stores, Inc.	82,700	4,059,743

Health Care Equipment & Supplies - 3.7%	Boston Scientific Corp. (a)	363,600	3,850,524
	Zimmer Holdings, Inc. (a)	61,200	3,271,140

			7,121,664

Health Care Providers & Services - 2.2%	Medco Health Solutions, Inc. (a)	51,700	2,859,527
	UnitedHealth Group, Inc.	25,400	636,016
	WellPoint, Inc. (a)	14,700	696,192

			4,191,735

Health Care Technology - 1.0%	Cerner Corp. (a)(b)	26,400	1,974,720

Hotels, Restaurants & Leisure - 1.8%	Las Vegas Sands Corp. (a)(b)	49,600	835,264
	Starbucks Corp. (a)	72,700	1,501,255
	Starwood Hotels & Resorts Worldwide, Inc.	37,600	1,241,928

			3,578,447

1

BlackRock Variable Series Funds, Inc. — BlackRock Fundamental Growth V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Household Products - 3.0%	The Procter & Gamble Co.	102,000	$5,907,840

Industrial Conglomerates - 2.1%	3M Co.	55,700	4,110,660

Insurance - 1.1%	MetLife, Inc.	54,200	2,063,394

Internet & Catalog Retail - 1.6%	Amazon.com, Inc. (a)(b)	34,100	3,183,576

Internet Software & Services - 4.6%	Baidu.com, Inc. — ADR (a)	3,500	1,368,675
	Google, Inc., Class A (a)	15,300	7,586,505

			8,955,180

Life Sciences Tools & Services - 0.7%	Covance, Inc. (a)	24,600	1,332,090

Machinery - 4.5%	Cummins, Inc.	46,900	2,101,589
	Danaher Corp.	69,800	4,698,936
	PACCAR, Inc.	49,400	1,862,874

			8,663,399

Media - 1.1%	CBS Corp., Class B	175,200	2,111,160

Metals & Mining - 2.5%	Agnico-Eagle Mines Ltd.	29,400	1,994,790
	Freeport-McMoRan Copper & Gold, Inc., Class B	23,600	1,619,196
	United States Steel Corp.	29,100	1,291,167

			4,905,153

Multiline Retail - 3.3%	JCPenney Co., Inc.	50,900	1,717,875
	Kohl’s Corp. (a)	82,900	4,729,445

			6,447,320

Oil, Gas & Consumable Fuels - 3.0%	Exxon Mobil Corp.	28,600	1,962,246
	PetroHawk Energy Corp. (a)	108,800	2,634,048
	Range Resources Corp.	26,200	1,293,232

			5,889,526

Personal Products - 1.3%	Avon Products, Inc.	72,900	2,475,684

Pharmaceuticals - 4.3%	Abbott Laboratories	85,000	4,204,950
	Pfizer, Inc.	134,100	2,219,355
	Teva Pharmaceutical Industries Ltd. — ADR	37,700	1,906,112

			8,330,417

Professional Services - 0.4%	Manpower, Inc.	15,600	884,676

Semiconductors & Semiconductor Equipment - 5.2%	Broadcom Corp., Class A (a)	90,500	2,777,445
	Lam Research Corp. (a)	65,600	2,240,896
	Micron Technology, Inc. (a)	163,000	1,336,600
	Nvidia Corp. (a)	109,000	1,638,270
	PMC-Sierra, Inc. (a)	210,900	2,016,204

			10,009,415

Software - 7.6%	Activision Blizzard, Inc. (a)	110,300	1,366,617
	Check Point Software Technologies Ltd. (a)	87,400	2,477,790
	Microsoft Corp.	288,600	7,471,854
	Oracle Corp.	45,300	944,052
	Salesforce.com, Inc. (a)	43,000	2,447,990

			14,708,303

Specialty Retail - 2.9%	CarMax, Inc. (a)(b)	84,200	1,759,780
	Home Depot, Inc.	69,700	1,856,808
	Ross Stores, Inc.	41,000	1,958,570

			5,575,158

Tobacco - 1.4%	Philip Morris International, Inc.	57,800	2,817,172

2

BlackRock Variable Series Funds, Inc. — BlackRock Fundamental Growth V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Wireless Telecommunication Services - 1.1%	American Tower Corp., Class A (a)	56,100	$2,042,040

	Total Long-Term Investments (Cost - $161,611,060) - 99.4%		192,906,507

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.28% (c)(d)	1,258,024	1,258,024

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (c)(d)(e)	$6,506	6,506,000
Total Short-Term Securities (Cost - $7,764,024) - 4.0%		7,764,024

Total Investments (Cost - $169,375,084*) - 103.4%		200,670,531
Liabilities in Excess of Other Assets — (3.4)%		(6,673,081)

Net Assets - 100.0%		$193,997,450

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$172,492,539

Gross unrealized appreciation	$31,816,495
Gross unrealized depreciation	(3,638,503)

Net unrealized appreciation	$28,177,992

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	1,258,024	$10,117
BlackRock Liquidity Series, LLC Cash Sweep Series	$(658,689)	$1,692
BlackRock Liquidity Series, LLC Money Market Series	$6,506,000	$2,684

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Portfolio Abbreviations:

ADR American Depositary Receipts

3

BlackRock Variable Series Funds, Inc. — BlackRock Fundamental Growth V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1
Long-Term Investments[1]	$192,906,507
Short-Term Securities	1,258,024

Total Level 1	194,164,531

Level 2 - Short-Term Securities	6,506,000
Level 3	—

Total	$200,670,531

[1]	See above Schedule of Investments for values in each industry.

4

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 0.5%	BHP Billiton Ltd.	376,400	$12,413,866
	CSL Ltd.	124,200	3,660,051
	Newcrest Mining Ltd.	99,050	2,787,587
	Telstra Corp. Ltd.	472,800	1,361,642
	Transurban Group	324,396	1,170,110
	Woodside Petroleum Ltd.	85,300	3,913,171

			25,306,427

Austria - 0.0%	Telekom Austria AG	58,000	1,048,614

Brazil - 2.0%	All America Latina Logistica SA	137,700	1,069,515
	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares)	236,222	6,662,911
	Cia Energetica de Minas Gerais — ADR	77,287	1,174,762
	Cosan Ltd. (a)	241,800	1,910,220
	Cyrela Brazil Realty SA	184,400	2,413,771
	GVT Holding SA (a)	93,900	2,150,859
	Hypermarcas SA (a)	404,700	7,995,315
	Mrv Engenharia e Participacoes SA	159,600	3,094,525
	NET Servicos de Comunicacao SA (Preference Shares) (a)	120,300	1,397,479
	Petroleo Brasileiro SA — ADR	1,161,400	45,654,634
	Petroleo Brasileiro SA — ADR (b)	95,040	4,362,336
	SLC Agricola SA	393,900	3,381,812
	Usinas Siderurgicas de Minas Gerais SA (Preference ‘A’ Shares)	54,400	1,438,916
	Vale SA, Class A (Preference Shares)	119,800	2,476,336
	Vivo Participacoes SA — ADR (b)	319,200	8,059,800

			93,243,191

Canada - 2.9%	Addax Petroleum Corp.	55,340	2,721,362
	Alamos Gold, Inc. (a)	326,600	2,873,555
	BCE, Inc.	900	22,203
	Barrick Gold Corp.	422,586	16,016,009
	Canadian Natural Resources Ltd.	77,500	5,207,225
	Canadian Pacific Railway Ltd.	164,900	7,712,736
	Eldorado Gold Corp. (a)	572,700	6,504,490
	EnCana Corp.	3,200	184,352
	Goldcorp, Inc.	469,200	18,941,604
	Golden Star Resources Ltd. (a)	158,100	538,986
	IAMGOLD Corp.	982,200	13,888,308
	IAMGOLD, International African Mining Gold Corp.	224,600	3,173,958
	Kinross Gold Corp.	1,170,424	25,483,220
	New Gold, Inc. (a)	16,000	61,122
	Nortel Networks Corp. (a)	65,481	5,697
	Rogers Communications, Inc., Class B	78,400	2,211,700

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Sino-Forest Corp. (a)	350,500	$5,535,847
	Suncor Energy, Inc.	74,500	2,602,438
	TELUS Corp.	42,800	1,380,761
	Thomson Corp.	6,700	224,919
	Talisman Energy, Inc.	48,300	839,996
	Teck Resources Ltd., Class B	12,700	350,139
	Vittera, Inc. (a)	139,000	1,386,560
	Yamaha Gold, Inc.	1,350,400	14,530,059

			132,397,246

Chile - 0.1%	Banco Santander Chile SA — ADR	25,000	1,438,500
	Sociedad Quimica y Minera de Chile SA	26,800	1,048,684

			2,487,184

China - 1.0%	BaWang International (Group) Holding Ltd. (a)	201,100	81,737
	Beijing Enterprises Holdings Ltd.	2,290,251	12,110,135
	Chaoda Modern Agriculture Holdings Ltd.	12,662,818	7,619,771
	China BlueChemical Ltd.	2,505,100	1,353,941
	China Communications Services Corp. Ltd.	35,000	19,078
	China Life Insurance Co. Ltd. — ADR (b)	53,033	3,484,798
	China Mobile Ltd.	378,100	3,703,203
	China Shenhua Energy Co. Ltd., Class H	1,691,100	7,329,917
	China South Locomotive and Rolling Corp.	1,157,300	670,936
	Denway Motors Ltd.	2,260,900	1,002,348
	Guangshen Railway Co. Ltd.	4,159,300	1,674,821
	Huaneng Power International, Inc.	261,000	173,727
	Jiangsu Express	311,900	255,020
	Ping An Insurance Group Co. of China Ltd.	148,800	1,175,105
	Shanghai Industrial Holdings Ltd.	162,900	731,391
	Tianjin Development Holdings Ltd.	9,544,700	5,019,065
	Tianjin Port Development Holdings Ltd.	2,864,800	1,100,961
	Xiamen International Port Co. Ltd.	3,930,300	737,661

			48,243,615

Egypt - 0.1%	Telecom Egypt	933,994	3,043,405

Finland - 0.0%	Fortum Oyj	85,093	2,186,551

France - 0.5%	AXA — ADR	4,600	124,430
	AXA SA	76,400	2,073,883
	Cie Generale d’Optique Essilor International SA	100,000	5,710,249
	France Telecom SA	189,600	5,056,072
	Sanofi-Aventis — ADR	1,400	51,730
	Thales SA	30,300	1,506,601
	Total SA	123,617	7,347,790

			21,870,755

Germany - 0.1%	Allianz AG Registered Shares	19,967	2,490,977
	Bayer AG	48,750	3,374,378
	Bayer AG — ADR	600	41,760

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Bayerische Motoren Werke AG	4,600	$221,442

			6,128,557

Hong Kong - 0.5%	Cheung Kong Holdings Ltd.	231,000	2,920,385
	Cheung Kong Infrastructure Holdings Ltd.	341,500	1,218,217
	HSBC Holdings Plc Hong Kong Registered	334,000	3,824,105
	Hutchison Whampoa Ltd.	504,290	3,626,674
	The Link REIT	3,024,000	6,646,000
	Wharf Holdings Ltd.	665,037	3,516,297

			21,751,678

India - 0.7%	Adani Power Ltd. (a)	908,999	1,927,407
	Bharat Heavy Electricals Ltd.	143,500	6,884,263
	Container Corp. of India	44,500	1,088,288
	Hindustan Lever Ltd.	275,300	1,492,987
	Housing Development Finance Corp.	34,400	1,967,651
	Larsen & Toubro Ltd.	67,900	2,366,302
	Reliance Industries Ltd. (a)	197,400	8,977,609
	State Bank of India Ltd.	152,250	6,975,980

			31,680,487

Indonesia - 0.1%	Bumi Resources Tbk PT	9,137,036	3,012,660

Ireland - 0.1%	Accenture Plc	6,200	231,074
	Covidien Plc	81,278	3,516,086

			3,747,160

Israel - 0.2%	AFI Development Plc — GDR	313,400	814,840
	Ectel Ltd. — ADR (a)	12,832	13,730
	Teva Pharmaceutical Industries Ltd. — ADR (b)	140,945	7,126,179

			7,954,749

Italy - 0.1%	Assicurazioni Generali SpA	35,900	985,644
	Intesa Sanpaolo SpA	516,800	2,292,998

			3,278,642

Japan - 6.7%	Aioi Insurance Co., Ltd.	1,918,000	9,743,167
	Astellas Pharma, Inc.	124,700	5,113,175
	The Bank of Kyoto Ltd.	126,763	1,161,929
	The Bank of Yokohama Ltd.	47	230
	Canon, Inc.	204,950	8,211,616
	Coca-Cola Central Japan Co., Ltd.	62,693	871,170
	Coca-Cola West Holdings Co., Ltd.	196,495	3,836,379
	Daihatsu Motor Co., Ltd.	182,600	1,860,285
	Daikin Industries Ltd.	18,900	677,088
	Daiwa House Industry Co., Ltd.	297,700	3,112,735
	East Japan Railway Co.	137,997	9,949,453
	Fanuc Ltd.	14,900	1,330,734
	Fuji Heavy Industries Ltd.	455,000	1,762,841
	Fujitsu Ltd.	187,400	1,222,312
	Futaba Industrial Co., Ltd.	192,200	802,170
	Hitachi Chemical Co., Ltd.	178,800	3,644,396
	Hokkaido Coca-Cola Bottling Co., Ltd.	55,000	299,956

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Honda Motor Co., Ltd.	169,800	$5,156,785
	Hoya Corp.	293,600	6,917,264
	JGC Corp.	317,000	6,449,546
	KDDI Corp.	1,870	10,520,680
	Kinden Corp.	232,000	1,934,335
	Kirin Holdings Co., Ltd.	431,600	6,610,340
	Kubota Corp.	948,400	7,857,264
	Kyowa Hakko Kirin Co. Ltd.	231,000	2,918,705
	Marco Polo Investment Holdings Ltd. (a)	263	—
	Mikuni Coca-Cola Bottling Co., Ltd.	149,000	1,290,703
	Mitsubishi Corp.	694,600	13,970,022
	Mitsubishi Tanabe Pharma Corp.	120,000	1,596,432
	Mitsui & Co., Ltd.	778,900	10,133,252
	Mitsui Sumitomo Insurance Group Holdings, Inc.	154,100	4,221,392
	Mizuho Financial Group, Inc.	1,458,210	2,871,973
	Murata Manufacturing Co., Ltd.	90,300	4,263,558
	NCB Holdings Ltd. (a)	2,150	—
	NGK Insulators Ltd.	109,300	2,521,802
	NTT DoCoMo, Inc.	9,957	15,859,288
	NTT Urban Development Co.	1,530	1,401,517
	Nintendo Co., Ltd.	10,700	2,728,611
	Nippon Sheet Glass Co., Ltd.	20,400	67,869
	Nippon Telegraph & Telephone Corp.	130,200	6,008,968
	Nipponkoa Insurance Co., Ltd.	1,156,200	7,212,894
	Okumura Corp.	646,500	2,431,936
	Panasonic Corp.	326,000	4,770,704
	RHJ International (a)	635,900	4,658,873
	RHJ International — ADR (a)	40,600	296,467
	Rinnai Corp.	38,500	1,813,822
	Rohm Co., Ltd.	34,900	2,431,517
	Sekisui House Ltd.	748,000	6,734,047
	Seven & I Holdings Co., Ltd.	356,600	8,511,035
	Shimachu Co., Ltd.	41,400	1,082,917
	Shin-Etsu Chemical Co., Ltd.	218,600	13,410,725
	Shionogi & Co., Ltd.	148,900	3,522,286
	Sony Corp. — ADR	1,800	52,560
	Sumitomo Chemical Co., Ltd.	3,309,500	13,741,412
	Sumitomo Electric Industries Ltd.	79,400	1,036,782
	Sumitomo Mitsui Financial Group, Inc.	138,200	4,790,330
	Suzuki Motor Corp.	432,300	10,054,423
	TDK Corp.	20,800	1,198,388
	Tadano Ltd.	82,500	404,801
	Takeda Pharmaceutical Co., Ltd.	65,400	2,720,394
	Terumo Corp.	24,500	1,343,691
	Toda Corp.	624,500	2,200,225
	Toho Co., Ltd.	191,300	3,228,490

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Tokio Marine Holdings, Inc.	563,300	$16,230,299
	Tokyo Gas Co., Ltd.	1,557,000	6,459,112
	Toyota Industries Corp.	235,300	6,441,299
	Toyota Motor Corp.	104,800	4,167,950
	Ube Industries Ltd.	1,210,400	3,170,343
	West Japan Railway Co.	935	3,538,575

			306,556,239

Kazakhstan - 0.2%	KazMunaiGas Exploration Production — GDR	470,900	10,538,742

Luxembourg - 0.0%	ArcelorMittal	5,138	191,582

Malaysia - 0.3%	Axiata Group Bhd (a)	1,120,625	1,001,457
	British American Tobacco Malaysia Bhd	167,200	2,126,394
	Genting Malaysia Bhd	559,375	441,597
	IOI Corp. Bhd	2,230,318	3,336,244
	PLUS Expressways Bhd	397,600	382,140
	Telekom Malaysia Bhd	1,434,000	1,269,599
	Tenaga Nasional Bhd	1,353,203	3,196,481

			11,753,912

Mexico - 0.1%	America Movil, SA de CV — ADR	77,200	3,383,676
	Fomento Economico Mexicano, SA de CV — ADR	37,600	1,430,680

			4,814,356

Netherlands - 0.1%	Koninklijke KPN NV	171,491	2,848,806
	Koninklijke Philips Electronics NV	9,400	228,984
	Unilever NV — ADR	12,200	352,092

			3,429,882

Norway - 0.1%	StatoilHydro ASA	197,900	4,467,980

Philippines - 0.0%	First Gen Corp. (a)	40,500	13,616

Russia - 0.8%	Kuzbassrazrezugol (a)	3,353,475	905,438
	MMC Norilsk Nickel — ADR	111,717	1,385,291
	Novorossiysk Commercial Sea Port — GDR	553,500	6,060,825
	OAO Gazprom — ADR	328,500	7,637,625
	Polyus Gold Co. ZAO — ADR	169,800	3,873,138
	RusHydro — ADR (a)	2,394,172	8,212,010
	Sberbank	3,167,900	6,304,121
	Surgutneftegaz — ADR	158,200	1,354,192
	Uralkali — GDR	7,100	134,119

			35,866,759

Singapore - 0.6%	CapitaLand Ltd.	156,250	409,701
	Fraser and Neave Ltd.	1,235,000	3,461,135
	Keppel Corp. Ltd.	1,130,500	6,459,479
	MobileOne Ltd.	1,061,130	1,331,842
	Noble Group Ltd.	246,560	425,263
	Oversea-Chinese Banking Corp.	628,800	3,487,578
	Parkway Holdings Ltd.	1,913,400	2,795,200
	Parkway Life Real Estate Investment Trust	58,300	47,896
	Sembcorp Marine Ltd.	529,300	1,184,971

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Singapore Press Holdings Ltd.	507,000	$1,385,165
	Singapore Telecommunications Ltd.	2,315,430	5,320,683

			26,308,913

South Africa - 0.1%	Anglo Platinum Ltd.	7,000	624,474
	Gold Fields Ltd. — ADR	88,100	1,214,018
	Impala Platinum Holdings Ltd.	27,500	643,965
	Katanga Mining Ltd. (a)	328,568	273,129
	Mondi Ltd.	6,051	31,463
	Sasol Ltd.	7,300	276,567

			3,063,616

South Korea - 0.7%	Cheil Industries, Inc.	20,453	885,027
	KT Corp. — ADR (b)	272,040	4,728,055
	KT&G Corp.	78,800	4,774,005
	Korean Reinsurance Co.	40,204	403,401
	LS Corp.	25,100	2,187,015
	Meritz Fire & Marine Insurance Co. Ltd.	38,122	257,579
	POSCO	4,187	1,733,626
	POSCO — ADR	40,100	4,167,994
	Paradise Co. Ltd.	166,018	495,848
	SK Telecom Co., Ltd.	6,800	1,055,699
	Samsung Electronics Co., Ltd.	10,700	7,387,169
	Samsung Fine Chemicals Co., Ltd.	70,400	3,228,843

			31,304,261

Spain - 0.2%	Iberdrola Renovables	59,700	294,516
	Telefonica SA	254,590	7,043,777

			7,338,293

Switzerland - 0.9%	Credit Suisse Group AG	66,755	3,714,105
	Foster Wheeler AG (a)	100,121	3,194,861
	Nestle SA Registered Shares	250,203	10,681,331
	Noble Corp.	5,700	216,372
	Novartis AG Registered Shares	61,732	3,100,847
	Roche Holding AG	28,238	4,565,765
	Transocean Ltd. (a)	44,825	3,833,882
	Tyco Electronics Ltd.	45,578	1,015,478
	Tyco International Ltd.	36,678	1,264,657
	UBS AG	185,700	3,404,794
	Weatherford International Ltd. (a)	65,500	1,357,815
	Zurich Financial Services AG	23,838	5,684,073

			42,033,980

Taiwan - 0.6%	Asustek Computer, Inc.	496,992	850,084
	Catcher Technology Co. Ltd.	314,600	833,307
	Chunghwa Telecom Co., Ltd. (a)	1,376,203	2,483,103
	Chunghwa Telecom Co. Ltd. — ADR	304,754	5,497,760
	Delta Electronics, Inc.	1,373,141	3,897,808
	HON HAI Precision Industry Co., Ltd.	566,637	2,262,612
	HTC Corp.	145,550	1,593,108

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	MediaTek, Inc.	57,000	$947,398
	Taiwan Cement Corp.	3,219,218	3,603,287
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,680,115	5,303,949

			27,272,416

Thailand - 0.2%	Hana Microelectronics Pcl	1,117,100	638,629
	PTT Public Company THB10	339,200	2,659,994
	Siam Commercial Bank Pcl	1,734,200	4,412,062

			7,710,685

United Kingdom - 1.4%	Antofagasta Plc	92,400	1,123,948
	AstraZeneca Group Plc — ADR	2,400	107,880
	BP Plc	828,607	7,340,418
	BP Plc — ADR	144,400	7,686,412
	British American Tobacco Plc	127,283	3,998,386
	Cadbury Plc — ADR	23,424	1,199,543
	Diageo Plc — ADR	90,800	5,583,292
	Guinness Peat Group Plc	2,717,114	1,704,648
	HSBC Holdings Plc	1,227,700	14,057,844
	HSBC Holdings Plc — ADR	57,600	3,303,360
	Lloyds TSB Group Plc	683,600	1,135,349
	Mondi Plc	15,127	76,108
	Prudential Plc	103,400	996,557
	Shire Pharmaceuticals Plc — ADR	4,300	224,847
	Unilever Plc	120,791	3,451,480
	Unilever Plc — ADR	34,300	983,724
	Vodafone Group Plc	3,315,618	7,448,388
	Vodafone Group Plc — ADR	219,080	4,929,300

			65,351,484

United States - 28.4%	3Com Corp. (a)	1,074,500	5,619,635
	3M Co.	109,200	8,058,960
	ACE Ltd.	281,100	15,027,606
	AT&T Inc.	1,306,272	35,282,407
	Abbott Laboratories	270,800	13,396,476
	Advance Auto Parts, Inc.	5,000	196,400
	Aetna, Inc.	270,700	7,533,581
	Affiliated Computer Services, Inc., Class A (a)	14,300	774,631
	Alliance Resource Partners LP	56,800	2,059,568
	The Allstate Corp.	68,800	2,106,656
	Altria Group, Inc.	265,500	4,728,555
	Amdocs Ltd. (a)	7,800	209,664
	American Commerical Lines, Inc. (a)	80,200	2,335,424
	American Water Works Co., Inc.	55,400	1,104,676
	AmerisourceBergen Corp.	72,600	1,624,788
	Amgen, Inc. (a)	92,900	5,595,367
	Amphenol Corp., Class A	18,200	685,776
	Anadarko Petroleum Corp.	116,700	7,320,591
	Analog Devices, Inc.	31,600	871,528

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Apache Corp.	78,100	$7,171,923
	Apple, Inc. (a)	38,800	7,192,356
	Arch Capital Group Ltd. (a)	42,700	2,883,958
	Archer-Daniels-Midland Co.	6,300	184,086
	Ascent Media Corp., Class A (a)	479	12,262
	Autodesk, Inc. (a)	25,700	611,660
	Autoliv, Inc.	3,700	124,320
	Avnet, Inc. (a)	4,500	116,865
	Avon Products, Inc.	64,600	2,193,816
	Axis Capital Holdings Ltd.	2,700	81,486
	BMC Software, Inc. (a)	19,900	746,847
	Bank of America Corp.	572,700	9,690,084
	The Bank of New York Mellon Corp.	641,037	18,583,663
	Baxter International, Inc.	31,000	1,767,310
	Beckman Coulter, Inc.	4,900	337,806
	Biogen Idec, Inc. (a)	4,000	202,080
	Boeing Co.	230,600	12,486,990
	Boston Scientific Corp. (a)	140,600	1,488,954
	Bristol-Myers Squibb Co.	1,798,800	40,508,976
	Broadcom Corp., Class A (a)	60,900	1,869,021
	Bunge Ltd.	24,073	1,507,211
	Burlington Northern Santa Fe Corp.	214,400	17,115,552
	CA, Inc.	451,752	9,934,026
	CF Industries Holdings, Inc.	2,800	241,444
	CMS Energy Corp.	101,100	1,354,740
	CNA Financial Corp.	2,300	55,522
	CNX Gas Corp. (a)	61,900	1,900,330
	CVS Caremark Corp.	147,935	5,287,197
	Calpine Corp. (a)	18,000	207,360
	Cell Genesys, Inc. (a)	44,782	15,584
	CenturyTel, Inc.	30,285	1,017,576
	Check Point Software Technologies Ltd. (a)	6,900	195,615
	Chesapeake Energy Corp.	35,000	994,000
	Chevron Corp.	385,312	27,137,524
	Chubb Corp.	116,800	5,887,888
	Cigna Corp.	288,500	8,103,965
	Circuit City Stores, Inc. (a)	25,800	413
	Cisco Systems, Inc. (a)	752,100	17,704,434
	Citigroup, Inc.	553,284	2,677,895
	The Coca-Cola Co.	85,600	4,596,720
	Cognizant Technology Solutions Corp. (a)	31,100	1,202,326
	Comcast Corp., Class A	880,618	14,873,638
	Complete Production Services, Inc. (a)	229,400	2,592,220
	Computer Sciences Corp. (a)	27,000	1,423,170
	Comverse Technology, Inc. (a)	359,200	3,143,000
	ConAgra Foods, Inc.	81,000	1,756,080

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	ConocoPhillips	293,500	$13,254,460
	Consol Energy, Inc.	393,500	17,750,785
	Constellation Brands, Inc., Class A (a)	59,400	899,910
	Corning, Inc.	834,600	12,777,726
	Crown Holdings, Inc. (a)	88,300	2,401,760
	DISH Network Corp. (a)	85,900	1,654,434
	DaVita, Inc. (a)	60,700	3,438,048
	Dell, Inc. (a)	186,200	2,841,412
	Devon Energy Corp.	109,300	7,359,169
	Discover Financial Services, Inc.	450	7,304
	Discovery Communications, Inc., Class A (a)	4,595	132,750
	Discovery Communications, Inc., Class C (a)	4,595	119,608
	Dover Corp.	4,800	186,048
	The Dow Chemical Co.	302,200	7,878,354
	Dr. Pepper Snapple Group, Inc. (a)	56,068	1,611,955
	E.I. du Pont de Nemours & Co.	209,800	6,742,972
	EMC Corp. (a)	351,900	5,996,376
	ENSCO International, Inc.	19,600	833,784
	eBay, Inc. (a)	154,100	3,638,301
	Edison International	6,300	211,554
	El Paso Corp.	733,935	7,574,209
	Electronic Arts, Inc. (a)	248,000	4,724,400
	Eli Lilly & Co.	97,900	3,233,637
	Endo Pharmaceuticals Holdings, Inc. (a)	27,200	615,536
	Endurance Specialty Holdings Ltd.	123,700	4,511,339
	Entergy Corp.	71,400	5,702,004
	Everest Re Group Ltd.	24,600	2,157,420
	Exelon Corp.	93,500	4,639,470
	Extreme Networks, Inc. (a)	9,637	26,984
	Exxon Mobil Corp.	501,850	34,431,929
	FMC Corp.	117,700	6,620,625
	FPL Group, Inc.	168,600	9,311,778
	FairPoint Communications, Inc.	8,295	3,401
	Family Dollar Stores, Inc.	6,400	168,960
	Fidelity National Information Services, Inc.	32,600	831,626
	Fidelity National Title Group, Inc., Class A	457,100	6,893,068
	Financial Select Sector SPDR Fund (b)	1,492,300	22,294,962
	Fluor Corp.	4,200	213,570
	Forest Laboratories, Inc. (a)	39,800	1,171,712
	Freeport-McMoRan Copper & Gold, Inc., Class B	80,997	5,557,204
	Frontline Ltd.	4,200	98,238
	The Gap, Inc.	12,400	265,360
	Garmin Ltd.	8,900	335,886
	General Communication, Inc., Class A (a)	92,600	635,236
	General Dynamics Corp.	13,200	852,720
	General Electric Co.	780,320	12,812,854

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	General Mills, Inc.	56,700	$3,650,346
	Genzyme Corp. (a)	113,000	6,410,490
	Gilead Sciences, Inc. (a)	82,800	3,856,824
	Global Industries Ltd. (a)	700,600	6,655,700
	The Goldman Sachs Group, Inc.	31,700	5,843,895
	Goodrich Corp.	4,200	228,228
	Google, Inc., Class A (a)	35,300	17,503,505
	H.J. Heinz Co.	57,600	2,289,600
	Halliburton Co.	130,200	3,531,024
	Hanesbrands, Inc. (a)	7,187	153,802
	Harris Corp.	14,100	530,160
	HealthSouth Corp. (a)	81,440	1,273,722
	Hess Corp.	77,800	4,159,188
	Hewitt Associates, Inc., Class A (a)	4,700	171,221
	Hewlett-Packard Co.	265,400	12,529,534
	Hologic, Inc. (a)	590,200	9,643,868
	Honeywell International, Inc.	2,000	74,300
	Humana, Inc. (a)	173,500	6,471,550
	Intel Corp.	488,000	9,550,160
	International Business Machines Corp.	229,500	27,450,495
	International Game Technology	249,100	5,350,668
	International Paper Co.	75,900	1,687,257
	JDS Uniphase Corp. (a)	44,062	313,281
	JPMorgan Chase & Co.	724,700	31,756,354
	Johnson & Johnson	517,500	31,510,575
	KBR, Inc.	105,700	2,461,753
	Key Energy Services, Inc. (a)	82,700	719,490
	King Pharmaceuticals, Inc. (a)	40,700	438,339
	Kraft Foods, Inc.	411,970	10,822,452
	L-3 Communications Holdings, Inc.	1,200	96,384
	LSI Corp. (a)	32,031	175,850
	Lexmark International, Inc., Class A (a)	114,300	2,462,022
	Liberty Media Corp. — Entertainment, Class A (a)	132	4,107
	Liberty Media Holding Corp. — Capital (a)	8	167
	Liberty Media Holding Corp. — Interactive (a)	6,784	74,420
	Life Technologies Corp. (a)	51,400	2,392,670
	Lockheed Martin Corp.	63,900	4,989,312
	Lubrizol Corp.	4,800	343,008
	MEMC Electronic Materials, Inc. (a)	23,300	387,479
	Manpower, Inc.	1,400	79,394
	Marathon Oil Corp.	303,100	9,668,890
	Marsh & McLennan Cos., Inc.	14,200	351,166
	Mattel, Inc.	196,700	3,631,082
	McDermott International, Inc. (a)	133,900	3,383,653
	McDonald’s Corp.	97,300	5,552,911
	The McGraw-Hill Cos., Inc.	7,000	175,980

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	McKesson Corp.	63,800	$3,799,290
	Mead Johnson Nutrition Co. (b)	81,500	3,676,465
	Medco Health Solutions, Inc. (a)	99,700	5,514,407
	Medtronic, Inc.	359,400	13,225,920
	Merck & Co., Inc.	395,000	12,493,850
	MetLife, Inc.	93,016	3,541,119
	Mettler Toledo International, Inc. (a)	18,300	1,657,797
	Microsoft Corp.	1,240,000	32,103,600
	Morgan Stanley	162,600	5,021,088
	Motorola, Inc.	637,800	5,478,702
	Murphy Oil Corp.	38,500	2,216,445
	Mylan, Inc. (a)(b)	226,466	3,625,721
	Nabors Industries Ltd. (a)	43,600	911,240
	National Oilwell Varco, Inc. (a)	169,130	7,294,577
	National Semiconductor Corp.	26,900	383,863
	Newmont Mining Corp.	352,700	15,525,854
	News Corp., Class A	307,900	3,691,721
	Noble Energy, Inc.	2,100	138,516
	Northern Trust Corp.	208,400	12,120,544
	Northrop Grumman Corp.	4,000	207,000
	Novell, Inc. (a)	75,000	338,250
	Occidental Petroleum Corp.	134,050	10,509,520
	Oracle Corp.	696,100	14,506,724
	PPL Corp.	88,000	2,669,920
	Pall Corp.	14,700	474,516
	Panera Bread Co., Class A (a)	27,600	1,518,000
	PartnerRe Ltd.	25,200	1,938,888
	PepsiAmericas, Inc.	23,500	671,160
	PerkinElmer, Inc.	65,600	1,262,144
	Perrigo Co.	59,700	2,029,203
	Pfizer, Inc. (b)	1,242,100	20,556,755
	PharMerica Corp. (a)	2,658	49,359
	Philip Morris International, Inc.	174,900	8,524,626
	Pitney Bowes, Inc.	7,200	178,920
	Platinum Underwriters Holdings Ltd.	52,200	1,870,848
	Polycom, Inc. (a)	289,400	7,741,450
	Praxair, Inc.	22,700	1,854,363
	Precision Castparts Corp.	54,200	5,521,354
	Pride International, Inc. (a)	7,700	234,388
	Principal Financial Group, Inc.	65,800	1,802,262
	The Procter & Gamble Co.	367,000	21,256,640
	The Progressive Corp.	151,300	2,508,554
	QUALCOMM, Inc.	210,500	9,468,290
	Qwest Communications International Inc.	1,332,200	5,075,682
	R.R. Donnelley & Sons Co.	16,500	350,790
	Ralcorp Holdings, Inc. (a)	12,241	715,731

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	RenaissanceRe Holdings Ltd.	55,000	$3,011,800
	Reynolds American, Inc.	2,800	124,656
	Ross Stores, Inc.	6,400	305,728
	RusHydro	4,690,979	164,184
	Ryder System, Inc.	6,800	265,608
	SUPERVALU, Inc.	28,682	431,951
	Safeway, Inc.	7,700	151,844
	Sara Lee Corp.	624,000	6,951,360
	Schering-Plough Corp.	424,800	12,000,600
	Schlumberger Ltd.	123,000	7,330,800
	Seahawk Drilling, Inc. (a)	513	15,949
	Sempra Energy	6,800	338,708
	Smith International, Inc.	30,200	866,740
	The Southern Co.	35,000	1,108,450
	Spirit Aerosystems Holdings, Inc., Class A (a)	364,000	6,573,840
	Sprint Nextel Corp. (a)	501,200	1,979,740
	The St. Joe Co. (a)	170,500	4,964,960
	Stone Energy Corp. (a)	27,575	449,748
	Sun Microsystems, Inc. (a)	147,750	1,343,048
	Sunoco, Inc.	1,500	42,675
	Synopsys, Inc. (a)	9,700	217,474
	Tellabs, Inc. (a)	37,100	256,732
	Teradata Corp. (a)	23,900	657,728
	Texas Instruments, Inc.	224,400	5,316,036
	Thermo Fisher Scientific, Inc. (a)	82,900	3,620,243
	Time Warner Cable, Inc.	20,326	875,847
	Time Warner, Inc.	80,866	2,327,323
	Total System Services, Inc.	34,800	560,628
	Transatlantic Holdings, Inc.	30,900	1,550,253
	The Travelers Cos., Inc.	181,945	8,957,152
	U.S. Bancorp	458,600	10,024,996
	URS Corp. (a)	4,100	178,965
	Unifi, Inc. (a)	223,200	714,240
	Union Pacific Corp.	269,300	15,713,655
	United Technologies Corp.	32,500	1,980,225
	UnitedHealth Group, Inc.	364,150	9,118,316
	UnumProvident Corp.	9,800	210,112
	Valero Energy Corp.	8,500	164,815
	Validus Holdings Ltd.	71,746	1,851,047
	VeriSign, Inc. (a)	10,300	244,007
	Verizon Communications, Inc.	729,200	22,072,884
	Viacom, Inc., Class B (a)	320,379	8,983,427
	WABCO Holdings, Inc.	600	12,600
	Wal-Mart Stores, Inc.	397,200	19,498,548
	Waters Corp. (a)	73,600	4,111,296
	WellPoint, Inc. (a)	187,300	8,870,528
	Wells Fargo & Co.	627,600	17,685,768

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Western Digital Corp. (a)	39,700	$1,450,241
	The Western Union Co.	99,400	1,880,648
	Windstream Corp.	71,478	724,072
	Wyeth	260,900	12,674,522
	XL Capital Ltd., Class A	807,745	14,103,228
	XTO Energy, Inc.	106,200	4,388,184
	Xerox Corp.	931,300	7,208,262
	Xilinx, Inc.	8,600	201,412

			1,313,023,155

	Total Common Stocks - 50.3%		2,308,420,792

	Fixed Income Securities

			Par
	Asset-Backed Securities		(000)

United States - 0.0%	Latitude CLO Ltd., Series 2005-1I, Class SUB, 13.00%, 12/15/17 (c)	USD	300	3,000

	Total Asset-Backed Securities - 0.0%			3,000

	Corporate Bonds

Brazil - 0.0%	Cia Vale do Rio Doce, 0.00% (c)(d)(e)	BRL	10	—
	Cosan Finance Ltd., 7.00%, 2/01/17 (f)	USD	285	272,175

				272,175

Canada - 0.2%	Rogers Wireless Communications, Inc., 7.63%, 12/15/11	CAD	325	336,359
	Sino-Forest Corp., 5.00%, 8/01/13 (f)(g)	USD	9,500	10,224,375
	Sino-Forest Corp., 10.25%, 7/28/14 (f)		381	400,050

				10,960,784

China - 0.6%	Celestial Nutrifoods Ltd., 33.38%, 6/12/11 (a)(c)(g)(h)	SGD	11,400	5,462,677
	Chaoda Modern Agriculture Holdings Ltd., 7.75%, 2/08/10	USD	2,075	2,043,875
	China Petroleum & Chemical Corp., 5.55%, 4/24/14 (c)(g)	HKD	31,450	4,433,407
	GOME Electrical Appliances Holdings Ltd., 9.65%, 5/18/14 (c)(g)	CNY	57,100	8,249,692
	Pine Agritech Ltd., 21.23%, 7/27/12 (c)		55,900	7,615,692

				27,805,343

Europe - 0.3%	European Investment Bank, 12.77%, 9/21/10 (c)(f)	BRL	6,160	3,111,989
	European Investment Bank, 4.38%, 4/15/13	EUR	7,000	10,973,987
	European Investment Bank, Series 1158/0100, 3.63%, 10/15/11		652	993,156

				15,079,132

France - 0.0%	Compagnie Generale des Etablissements Michelin, Series ML, 7.19%, 1/01/17 (c)		1,473	2,232,013

Hong Kong - 0.4%	CITIC Resources Finance Ltd., 6.75%, 5/15/14 (f)	USD	3,437	3,265,150
	FU JI Food and Catering Services Holdings Ltd., 0.53%, 10/18/10 (c)(g)	CNY	13,100	1,247,381
	Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (g)	USD	900	1,126,125

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Country	Corporate Bonds		(000)	Value

	Hutchison Whampoa International (03/33) Ltd., 5.45%, 11/24/10	USD	725	$757,578
	Hutchison Whampoa International (03/33) Ltd., 5.45%, 11/24/10 (f)		1,500	1,565,459
	Hutchison Whampoa International (03/33) Ltd., 6.25%, 1/24/14		1,310	1,410,591
	Hutchison Whampoa International (09) Ltd., 7.63%, 4/09/19 (f)		3,775	4,270,544
	Noble Group Ltd., 8.50%, 5/30/13 (f)		3,487	3,774,678
	Noble Group Ltd., 6.63%, 3/17/15		2,064	2,081,517

				19,499,023

India - 0.9%	Gujarat NRE Coke Ltd., 20.76%, 4/12/11 (c)(g)		500	600,000
	Housing Development Finance Corp., 2.95%, 9/27/10 (c)(g)		2,400	4,308,000
	Punj Lloyd Ltd., 15.86%, 4/08/11 (c)(g)		600	669,000
	Reliance Communications Ltd., 18.23%, 5/10/11 (c)(g)		5,800	6,670,000
	Reliance Communications Ltd., 11.85%, 3/01/12 (c)(g)		15,000	15,634,005
	Suzlon Energy Ltd., 23.48%, 6/12/12 (c)(g)		2,825	2,846,275
	Tata Motors Ltd., 1.00%, 4/27/11 (g)		4,070	4,599,100
	Tata Motors Ltd., 11.05%, 7/12/12 (c)(g)		200	207,158
	Tata Steel Ltd., 1.00%, 9/05/12 (g)		3,500	3,856,489

				39,390,027

Ireland - 0.1%	VIP Finance Ireland Ltd. for OJSC
	Vimpel Communications, 8.38%, 4/30/13 (f)		2,843	2,956,720

Japan - 0.2%	The Bank of Kyoto Ltd., 1.33%, 3/31/14 (c)(g)	JPY	225,000	2,526,515
	The Mie Bank Ltd., 1.00%, 10/31/11 (g)		17,000	178,471
	Nagoya Railroad Co. Ltd., 1.22%, 3/30/12 (c)(g)		14,000	162,201
	Suzuki Motor Corp., Series 9, 3.55%, 3/29/13 (c)(g)		615,000	6,897,653

				9,764,840

Kazakhstan - 0.3%	KazMunaiGaz Finance Sub BV, 9.13%, 7/02/18 (f)	USD	10,833	11,753,805

Luxembourg - 0.8%	ALROSA Finance SA, 8.88%, 11/17/14		3,433	3,351,466
	Acergy SA, Series ACY, 2.25%, 10/11/13 (g)		1,400	1,313,953
	Evraz Group SA, 8.88%, 4/24/13 (f)		550	525,250
	Evraz Group SA, 8.25%, 11/10/15		300	284,250
	Evraz Group SA, 9.50%, 4/24/18 (f)		2,680	2,562,750
	Gaz Capital SA, 2.89%, 11/15/12	JPY	300,000	2,865,452
	Gaz Capital SA, 6.61%, 2/13/18	EUR	4,858	7,056,384
	Gaz Capital SA, 8.15%, 4/11/18 (f)	USD	200	211,260
	TNK-BP Finance SA, 7.50%, 7/18/16 (f)		1,279	1,243,828
	TNK-BP Finance SA, Series 2, 7.50%, 7/18/16		1,015	994,700
	UBS Luxembourg SA for OJSC Vimpel Communications, 8.25%, 5/23/16		2,300	2,311,500
	UBS Luxembourg SA for OJSC Vimpel Communications, 8.25%, 5/23/16 (f)		421	423,105

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Country	Corporate Bonds		(000)	Value

	VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 9.13%, 4/30/18 (f)	USD	12,811	$13,403,509

				36,547,407

Malaysia - 0.9%	Berjaya Land Bhd, 8.00%, 8/15/11 (g)	MYR	8,080	2,374,469
	Cherating Capital Ltd., 2.00%, 7/05/12 (d)(g)	USD	6,500	7,150,000
	Feringghi Capital Ltd., 0.00%, 12/22/09 (c)(g)		2,600	2,967,250
	IOI Resources, 7.64%, 1/15/13 (c)(g)		6,350	6,215,063
	Johor Corp., Series P3, 1.00%, 7/31/12	MYR	22,247	6,299,353
	Rafflesia Capital Ltd., 1.25%, 10/04/11 (d)(g)	USD	10,400	12,156,066
	YTL Power Finance Cayman Ltd., 2.11%, 5/09/10 (c)(g)		4,900	5,970,111

				43,132,312

Netherlands - 0.2%	ASM International NV, 4.25%, 12/06/11 (f)(g)		265	275,600
	ASM International NV, 4.25%, 12/06/11 (g)		70	71,575
	Heidelberg International Finance B.V., 0.88%, 2/09/12 (g)	EUR	2,000	3,177,016
	Pargesa Netherlands NV, 1.75%, 6/15/14 (g)	CHF	4,425	3,816,312

				7,340,503

Norway - 0.1%	Subsea 7, Inc., 2.80%, 6/06/11 (g)	USD	3,800	3,624,250
	Subsea 7, Inc., 6.37%, 6/29/17 (c)(g)		2,000	1,946,434

				5,570,684

Philippines - 0.0%	First Gen Corp., 2.50%, 2/11/13 (g)		2,000	2,040,000

Singapore - 1.1%	CapitaLand Ltd., 2.10%, 11/15/16 (g)	SGD	6,500	4,417,854
	CapitaLand Ltd., 3.13%, 3/05/18 (g)		21,750	14,726,201
	CapitaLand Ltd., 2.95%, 6/20/22 (g)		20,250	11,704,030
	Keppel Land Ltd., 2.50%, 6/23/13 (g)		3,400	2,351,808
	Olam International Ltd., 6.00%, 10/15/16 (g)(i)	USD	4,500	4,607,735
	Wilmar International Ltd., 14.95%, 12/18/12 (c)(g)		4,200	5,606,349
	Yanlord Land Group Ltd., 5.85%, 7/13/14 (g)	SGD	9,000	6,947,950

				50,361,927

South Korea - 0.6%	Korea Electric Power Corp., 1.36%, 11/23/11 (c)(g)	JPY	470,000	5,185,969
	Korea Electric Power Corp., 7.68%, 4/01/16 (j)	USD	4,406	2,775,780
	Korea Electric Power Corp., 5.13%, 4/23/34		5,723	5,816,085
	Zeus Cayman, 3.76%, 8/19/13 (c)(g)	JPY	1,262,000	13,602,016

				27,379,850

Sweden - 0.0%	Svensk Exportkredit AB, 10.50%, 9/29/15 (d)	TRY	1,397	843,745

Trinidad - 0.0%	Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (f)	USD	1,763	1,996,598

United Arab Emirates - 0.9%	Abu Dhabi National Energy Co., 6.50%, 10/27/36		817	786,363
	Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (g)		26,130	23,288,363
	Nakheel Development Ltd., 3.17%, 12/14/09		13,467	13,736,340
	Nakheel Development 2 Ltd., 2.75%, 1/16/11		6,121	4,896,800

				42,707,866

United Kingdom - 0.2%	Shire Plc, 2.75%, 5/09/14 (g)		8,500	8,034,362

United States - 4.9%	The AES Corp., 8.38%, 3/01/11	GBP	213	338,706
	Advanced Micro Devices, Inc., 7.75%, 11/01/12	USD	131	117,900

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Country	Corporate Bonds		(000)	Value

	Advanced Micro Devices, Inc., 6.00%, 5/01/15 (g)	USD	42,926	$32,140,843
	Amgen, Inc., 0.38%, 2/01/13 (g)		14,105	14,263,681
	Archer-Daniels-Midland Co., 0.88%, 2/15/14 (g)		3,049	2,980,398
	Cell Genesys, Inc., 3.13%, 5/01/13 (g)		46	23,541
	Chesapeake Energy Corp., 2.50%, 5/15/37 (g)		10,288	9,400,660
	Chesapeake Energy Corp., 2.25%, 12/15/38 (g)		10,552	7,887,620
	China Milk Products Group Ltd., 17.61%, 1/05/12 (c)(g)		4,800	5,251,843
	Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	278,438
	General Cable Corp., 1.00%, 10/15/12 (g)		1,045	893,475
	General Electric Capital Corp., 0.37%, 1/15/10 (d)	JPY	300,000	3,333,584
	Greenbrier Cos., Inc., 2.38%, 5/15/26 (g)	USD	1,413	959,074
	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25 (g)		628	551,855
	Hologic, Inc., 2.00%, 12/15/37 (g)(k)		21,796	17,818,230
	IOI Capital Bhd, Series IOI, 5.07%, 12/18/11 (c)(g)		4,675	5,645,063
	Intel Corp., 2.95%, 12/15/35 (g)		4,820	4,301,850
	Intel Corp., 3.25%, 8/01/39 (f)(g)		6,274	6,705,338
	Mandra Forestry, 12.00%, 5/15/13 (a)(f)(h)(l)		1,250	900,000
	McMoRan Exploration Co., 5.25%, 10/06/11 (f)(g)		325	297,781
	McMoRan Exploration Co., 5.25%, 10/06/11 (g)		1,965	1,800,431
	Medtronic, Inc., 1.50%, 4/15/11 (g)		1,452	1,444,740
	Medtronic, Inc., 1.63%, 4/15/13 (g)		11,005	10,867,438
	Millipore Corp., 3.75%, 6/01/26 (g)		1,907	1,983,280
	Mylan, Inc., 1.25%, 3/15/12 (g)		10,260	10,041,975
	Nabi Biopharmaceuticals, 2.88%, 4/15/25 (g)		200	190,000
	Northwest Airlines, Inc., Series 1999-3-B, 9.49%, 10/01/16 (a)(h)		356	37,762
	Paka Capital Ltd., 4.46%, 3/12/13 (c)(g)		2,700	2,686,608
	Pemex Project Funding Master Trust, 5.50%, 2/24/25	EUR	2,030	2,517,597
	Preferred Term Securities XXIV, Ltd., 5.97%, 3/22/37 (a)(f)(g)	USD	400	4
	Preferred Term Securities XXV, Ltd., 5.76%, 6/22/37 (a)(g)		500	5
	Preferred Term Securities XXVI, Ltd., 6.19%, 9/22/37 (a)(g)		500	200
	Preferred Term Securities XXVII, Ltd., 6.29%, 12/22/37 (a)(g)		500	750
	Ranbaxy Laboratories Ltd., 21.12%, 3/18/11 (c)(g)		2,128	2,415,874
	SBA Communications Corp., 4.00%, 10/01/14 (f)(g)		3,508	3,902,650
	SOCO Finance Jersey Ltd., 4.50%, 5/16/13 (g)		437	435,653
	SanDisk Corp., 1.00%, 5/15/13 (g)		13,386	10,407,615
	Sino-Forest Corp., 5.00%, 8/01/13 (g)		2,000	1,915,360
	SonoSite, Inc., 3.75%, 7/15/14 (g)		1,453	1,400,329
	Suzlon Energy Ltd., 15.38%, 10/11/12 (c)(g)		3,325	3,325,000
	Suzlon Energy Ltd., 5.37%, 7/25/14 (c)(g)		6,225	6,481,806

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Country	Corporate Bonds		(000)	Value

	TNK-BP Finance SA, 6.63%, 3/20/17 (f)	USD	7,240	$6,652,112
	TNK-BP Finance SA, 7.88%, 3/13/18 (f)		9,494	9,268,992
	Tenet Healthcare Corp., 9.25%, 2/01/15		600	626,250
	Transocean, Inc., 1.50%, 12/15/37 (g)		20,858	20,127,970
	Transocean, Inc., Series A, 1.63%, 12/15/37 (g)		11,286	11,229,570
	Transocean, Inc., Series C, 1.50%, 12/15/37 (g)		2,710	2,581,275
	Uno Restaurant Corp., 10.00%, 2/15/11 (f)		220	45,100

				226,476,226

	Total Corporate Bonds - 12.7%			592,145,342

	Floating Rate Loan Interests

United States - 0.1%	Floating Rate Loan Interests		6,000	6,000,000

	Total Floating Rate Loan Interests - 0.1%			6,000,000

	Foreign Agency Obligations

	Australian Government Bonds, 5.75%, 6/15/11	AUD	11,536	10,397,391
	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 5/15/17	BRL	6,300	6,513,106
	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/17		90,747	44,504,795
	Bundesrepublik Deutschland, 1.50%, 9/21/12	USD	15,400	15,331,747
	Bundesrepublik Deutschland, 4.00%, 7/04/16	EUR	21,375	33,574,540
	Bundesrepublik Deutschland, 4.25%, 7/04/17		17,050	27,090,478
	Bundesrepublik Deutschland, 3.50%, 7/04/19		30,119	45,085,502
	Bundesrepublik Deutschland, Series 07, 4.00%, 1/04/18		4,800	7,487,076
	Bundesrepublik Deutschland, Series 08, 4.25%, 7/04/18		11,100	17,620,210
	Bundesschatzanweisungen Series 1, 4.75%, 6/11/10		14,211	21,385,126
	Caisse d’Amortissement de la Dette Sociale, 3.25%, 4/25/13		900	1,359,327
	Caisse d’Amortissement de la Dette Sociale, 4.00%, 10/25/14		1,125	1,740,882
	Canadian Government Bond, 4.00%, 9/01/10	CAD	5,855	5,641,942
	Canadian Government Bond, 4.00%, 6/01/16		5,595	5,594,425
	Deutsche Bundesrepublik Inflation Linked, Series I/L, 1.50%, 4/15/16	EUR	1,379	2,085,660
	Japanese Government CPI Linked Bond, Series 5, 0.80%, 9/10/15	JPY	1,046,679	10,875,478
	Japanese Government CPI Linked Bond, Series 6, 0.80%, 12/10/15		979,696	10,171,860
	Japanese Government CPI Linked Bond, Series 7, 0.80%, 3/10/16		2,241,061	23,060,973
	Japanese Government CPI Linked Bond, Series 8, 1.00%, 6/10/16		1,278,750	13,251,192
	Japanese Government CPI Linked Bond, Series 16, 1.40%, 6/10/18		1,211,580	12,592,928

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Country	Foreign Agency Obligations		(000)	Value

	Japanese Government Two Year Bond, Series 272, 0.70%, 9/15/10	JPY	1,493,700	$16,723,549
	Kreditanstalt fuer Wiederaufbau, 3.25%, 6/27/13	EUR	11,900	18,220,778
	Kreditanstalt fuer Wiederaufbau, Series DPW, 0.50%, 2/03/10		6,450	9,376,210
	Malaysia Government Bond, 3.76%, 4/28/11	MYR	24,607	7,263,729
	Malaysia Government Bond, Series 3/06, 3.87%, 4/13/10		21,303	6,215,490
	Netherland Government Bond, 3.75%, 7/15/14	EUR	1,300	2,004,769
	New Zealand Government Bond, Series 216, 4.50%, 2/14/16 (a)(h)	NZD	1,175	1,217,616
	Poland Government Bond, 3.00%, 8/24/16	PLN	25,228	8,349,534
	United Kingdom Gilt, 4.25%, 3/07/11	GBP	21,710	36,356,582

	Total Foreign Agency Obligations - 9.1%			421,092,895

	Structured Notes

Taiwan - 0.0%	UBS AG (Total Return TWD Linked Notes), 0.26%, 12/01/10 (c)	USD	252	251,565

	Total Structured Notes - 0.0%			251,565

	U.S. Treasury Obligations

	U.S. Treasury Inflation Indexed Bonds, 0.88%, 4/15/10		21,145	21,151,263
	U.S. Treasury Inflation Indexed Bonds, 2.38%, 4/15/11 (m)		39,874	41,058,279
	U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/16		52,211	54,169,326
	U.S. Treasury Inflation Indexed Bonds, 2.50%, 7/15/16		44,343	47,530,647
	U.S. Treasury Inflation Indexed Bonds, 2.38%, 1/15/17		13,018	13,851,900
	U.S. Treasury Inflation Indexed Bonds, 1.63%, 1/15/18		12,928	13,057,409
	U.S. Treasury Inflation Indexed Bonds, 2.38%, 1/15/27		14,524	15,263,521
	U.S. Treasury Notes, 2.13%, 1/31/10		13,340	13,426,497
	U.S. Treasury Notes, 2.88%, 6/30/10		23,764	24,216,063
	U.S. Treasury Notes, 2.75%, 7/31/10		37,007	37,739,924
	U.S. Treasury Notes, 4.88%, 5/31/11 (m)		25,500	27,249,147
	U.S. Treasury Notes, 2.00%, 4/15/12		11,674	12,097,607
	U.S. Treasury Notes, 4.88%, 6/30/12		4,500	4,935,586
	U.S. Treasury Notes, 2.38%, 9/30/14		53,024	53,160,802
	U.S. Treasury Notes, 2.63%, 2/29/16		13,460	13,316,987
	U.S. Treasury Notes, 2.75%, 2/15/19		29,400	28,056,332

	Total U.S. Treasury Obligations - 9.2%			420,281,290

	Total Fixed Income Securities - 31.1%			1,439,774,092

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Investment Companies		Shares	Value

South Korea - 0.1%	iShares MSCI South Korea Index Fund		122,800	$5,818,264

United States - 2.7%	Consumer Staples Select Sector SPDR Fund		207,900	5,293,134
	Health Care Select Sector SPDR Fund		208,000	5,963,360
	iShares Dow Jones U.S. Telecommunications		111,400	2,101,004
	iShares MSCI Brazil (Free) Index Fund		56,500	3,823,355
	iShares Silver Trust (a)		673,800	11,036,844
	KBW Bank ETF		36,900	860,877
	SPDR Gold Trust (a)		739,100	73,060,035
	Technology Select Sector SPDR Fund (b)		534,700	11,159,189
	Telecom HOLDRs Trust		25,300	611,754
	Utilities Select Sector SPDR Fund		405,300	11,887,449
	Vanguard Telecommunication Services ETF		3,500	190,960

				125,987,961

Vietnam - 0.0%	Vietnam Enterprise Investments Ltd, R Shares (a)		380,361	684,650
	Vinaland Ltd. (a)		1,971,800	1,804,197

				2,488,847

	Total Investment Companies - 2.8%			134,295,072

	Preferred Securities

			Par
	Capital Trusts		(000)

Singapore - 0.0%	DBS Capital Funding Corp., 7.66% (d)(e)	USD	356	363,298

	Total Capital Trusts - 0.0%			363,298

	Preferred Stocks		Shares

Brazil - 0.0%	Cia Brasileira, Class B (a)		13,167	371,390

United States - 0.3%	Bunge Ltd., 4.88% (g)		7,797	678,932
	El Paso Corp., 4.99% (f)(g)		510	471,113
	El Paso Corp., 4.99% (g)		10,393	9,600,534
	Mylan, Inc., 6.50% (g)		3,058	3,166,834
	NRG Energy, Inc., 4.00% (g)		973	1,371,930
	XL Capital Ltd., 10.75% (g)		17,583	486,170

				15,775,513

	Total Preferred Stocks - 0.3%			16,146,903

	Total Preferred Securities - 0.3%			16,510,201

	Warrants (n)

Canada - 0.0%	Kinross Gold Corp. (expires 9/03/13)		37,568	178,954
	New Gold, Inc. (expires 4/03/12)		80,000	2,989

				181,943

United States - 0.0%	Mandra Forestry Finance Ltd. (expires 5/15/13) (f)		1,250	1,250

	Total Warrants - 0.0%			183,193

	Total Long-Term Investments (Cost — $3,521,514,933) - 84.5%			3,899,183,350

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities		Shares	Value

Money Market Fund - 0.0%	BlackRock Liquidity Funds, TempFund, 0.20% (o)(p)		342,697	$342,697

			Beneficial
			Interest
			(000)

	BlackRock Liquidity Series, LLC
Money Market Fund - 1.0%	Money Market Series, 0.29% (o)(p)(q)	USD	44,920	44,920,000

			Par
	Time Deposits		(000)

Canada - 0.0%	Brown Brothers Harriman & Co., 0.06%, 10/01/09	CAD	43	39,892

Hong Kong - 0.0%	Brown Brothers Harriman & Co., 0.01%, 10/01/09	HKD	697	89,992

Japan - 0.0%	Brown Brothers Harriman & Co., 0.01%, 10/01/09	JPY	6,529	72,917

Switzerland - 0.0%	Brown Brothers Harriman & Co., 0.02%, 10/01/09	CHF	132	127,594

United Kingdom - 0.0%	Brown Brothers Harriman & Co., 0.09%, 10/01/09	GBP	36	56,797

United States - 0.0%	Brown Brothers Harriman & Co., 0.03%, 10/01/09	USD	25	24,549

	Total Time Deposits - 0.0%			411,741

	U.S. Treasury Obligations (r)

	U.S. Treasury Bills, 0.17%, 10/01/09	USD	39,130	39,130,000
	U.S. Treasury Bills, 0.04%, 10/22/09		55,665	55,663,775
	U.S. Treasury Bills, 0.01%, 10/29/09		73,700	73,691,252
	U.S. Treasury Bills, 0.17%, 11/05/09		35,163	35,156,957
	U.S. Treasury Bills, 0.06%, 11/12/09		101,082	101,061,153
	U.S. Treasury Bills, 0.06%, 11/19/09		49,420	49,410,943
	U.S. Treasury Bills, 0.14%, 11/27/09		27,065	27,059,001
	U.S. Treasury Bills, 0.08%, 12/03/09		48,260	48,248,916
	U.S. Treasury Bills, 0.14%, 12/10/09		81,495	81,473,471
	U.S. Treasury Bills, 0.08%, 12/17/09		150,932	150,891,460
	U.S. Treasury Bills, 0.09%, 12/24/09		40,760	40,750,958
	U.S. Treasury Bills, 0.11%, 12/31/09		39,130	39,118,625

	Total U.S. Treasury Obligations - 16.1%			741,656,511

	Total Short-Term Securities (Cost - $787,326,516) - 17.1%			787,330,949

	Options Purchased		Contracts

Exchange-Traded	General Motors Corp., expiring 1/16/10 at USD 50		265	265
Call Options	General Motors Corp., expiring 1/16/10 at USD 60		250	250

				515

Exchange-Traded	S&P 500 Listed Option, expiring 12/19/09 at USD 90		123	121,770
Put Options

Over-the-Counter	Australian Dollar, expiring 12/19/09 at USD 0.78,
Call Options	Broker Morgan Stanley Capital Services, Inc.		41	18,434

	Total Options Purchased (Cost - $1,120,213) - 0.0%			140,719

	Total Investments Before Structured Options, Investments Sold Short and Options Written (Cost - $4,309,961,662*) - 101.6%			4,686,655,018

	Structured Options

	Credit Suisse Euro Stoxx Index Link, expiring 7/17/10 (s)		20,001	3,170,161
	JPMorgan Euro Stoxx Index Link, expiring 7/16/10 (t)		18,150	2,838,660

	Total Structured Options (Cost - $0*) - 0.1%			6,008,821

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Investment Sold Short	Shares	Value

Bed Bath & Beyond, Inc.	(72,067)	$(2,705,395)
Best Buy Co., Inc.	(60,100)	(2,254,952)
D.R. Horton Inc.	(174,484)	(1,990,862)
Home Depot, Inc.	(186,600)	(4,971,024)
Lowe’s Cos., Inc.	(97,700)	(2,045,838)
Masco Corp.	(42,619)	(550,638)

Total Investments Sold Short (Proceeds — $12,176,520) — (0.3)%		(14,518,709)

	Options Written	Contracts

Exchange-Traded	Aetna, Inc., expiring 10/17/09 at USD 30	1,083	(46,028)
Call Options	Apple, Inc., expiring 1/16/10 at USD 85	388	(3,901,340)
	Avon Products, Inc., expiring 1/16/10 at USD 22.50	646	(742,900)
	Bank of America Corp., expiring 11/21/09 at USD 15	3,454	(832,414)
	Burlington Northern Santa Fe Corp., expiring 1/16/10 at USD 80	670	(348,400)
	Cigna Corp., expiring 10/17/09 at USD 25	1,154	(403,900)
	Cigna Corp., expiring 1/16/10 at USD 30	561	(133,238)
	Complete Production Services, Inc., expiring 1/16/10 at USD 7.50	574	(232,470)
	Consol Energy, Inc., expiring 1/16/10 at USD 46	1,070	(513,600)
	Humana, Inc., expiring 11/21/09 at USD 32	625	(381,250)
	JPMorgan Chase & Co., expiring 12/19/09 at USD 39	1,689	(1,055,625)
	MetLife, Inc., expiring 12/19/09 at USD 40	871	(185,088)
	Microsoft Corp., expiring 1/16/10 at USD 15	434	(469,805)
	Microsoft Corp., expiring 1/16/10 at USD 17.50	1,624	(1,356,040)
	Morgan Stanley, expiring October 2009 at USD 33	406	(14,210)
	Mylan Laboratories Inc., expiring 10/17/09 at USD 15	679	(74,690)
	Polycom, Inc., expiring 1/16/10 at USD 20	591	(416,655)
	UnitedHealth Group, Inc., expiring 12/19/09 at USD 27	1,457	(211,265)
	WellPoint, Inc., expiring 12/19/09 at USD 55	674	(77,510)
	Xerox Corp., expiring 4/17/10 at USD 8	832	(79,040)

			(11,475,468)

Exchange-Traded	S&P 500 Listed Option, expiring 12/19/09 at USD 80	123	(46,740)
Put Options

	Total Options Written (Premiums Received — $5,914,025) — (0.2)%		(11,522,208)

	Total Investments, Net of Structured Options, Investments Sold Short and Options Written - 101.2%		4,666,622,922
	Liabilities in Excess of Other Assets — (1.2)%		(57,010,112)

	Net Assets - 100.0%		$4,609,612,810

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,331,409,481

Gross unrealized appreciation	$456,934,180
Gross unrealized depreciation	(95,679,822)

Net unrealized appreciation	$361,254,358

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents a zero-coupon bond. Rate shown represents the current yield as of report date.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	When-issued security.

		Unrealized
Counterparty	Market Value	Appreciation

Olam International, Ltd.	$4,607,735	$197,735

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(k)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(l)	Issued with warrants.

(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(o)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	—	$1,151
BlackRock Liquidity Series, LLC Money Market Series	$36,120,000	$33,887

(p)	Represents the current yield as of report date.

(q)	Security was purchased with the cash proceeds from securities loans.

(r)	Rates shown are the discount rates paid at the time of purchase.

(s)	CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx 50 Index and the Euro / U.S. Dollar exchange rate, with an initial reference strike of 3271.3474. Each unit contains (a) one written put on the composite index at a strike price of 3173.207 and (b) 2.0 call spread units on the composite index with a lower call strike of 3271.3474 and an upper call strike of 3762.0495. Because the structured option was constructed with an upper call strike of 115% of the initial reference strike, theoretically the structure would peak at a 30% return in the event that the composite index rose above 3762.0495. On September 30, 2009, the composite index was 4204.381. At this time, the value of the structured option was $ 3,170,965 based on a price of $ 518.64 per unit. The option expires on July 23, 2010.

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)

(t)	JP Morgan DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx 50 Index and the Euro/U.S. Dollar exchange rate. Each unit contains (a) one written put on the composite index at a strike price of 3,299.55 and (b) 2.03 call spread unit on the composite index with a lower call strike of 3,401.60 and an upper call strike of 3,911.84. For each unit of the Structured Option, the Fund has sold or written 2.03 calls on the composite index at 3,911.84 and bought 2.03 calls on the composite index at 3,401.6. Because the structured option was constructed with an upper call strike limit of 115%, theoretically the structure would peak at 30.45% return in the event that the composite index rose above 3,911.84. On September 30, 2009, the composite index was 4024.381. At this time, the value of this structured option was $ 2,839.438 based on the price of the structure of $ 532.16 per unit. The option expires on July 16, 2010.
•	Financial futures contracts purchased as of September 30, 2009 were as follows:

					Unrealized
			Expiration		Appreciation
Contracts	Issue	Exchange	Date	Face	(Depreciation)

86	Hang Seng Index Future	Hong Kong	October 2009	$11,562,156	$31,124
104	MSCI Singapore IX ETS Future	Singapore	October 2009	$4,726,740	10,164
60	Taiwan MSCI Simex Index	Singapore	October 2009	$1,581,840	59,160
6	Dax Index 25 Euro	Eurex Deutschland	December 2009	$1,246,348	(775)
2,046	DJ Euro Stoxx 50	Eurex Deutschland	December 2009	$83,895,776	1,643,647
388	FTSE 100 Index	LIFFE	December 2009	$30,627,910	940,651
80	Osaka Nikkei 225	Osaka	December 2009	$9,197,964	(187,771)
8	S&P 500 Index	Chicago	December 2009	$2,102,031	3,769
60	S&P TSE 60 Index	Montreal	December 2009	$7,676,018	(75,775)
16	SPI 200 Index AUD Future	Sydney	December 2009	$1,621,398	53,723
318	Yen Denominated Nikkei	Chicago	December 2009	$18,392,367	(652,881)

Total					$1,825,036

•	Foreign currency exchange contracts as of September 30, 2009 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

BRL	287,683	USD	160,582	Brown Brothers Harriman & Co.	10/01/09	$1,804
EUR	2,161,800	USD	3,152,974	Citibank, NA	10/01/09	10,505
EUR	3,118,648	USD	4,553,257	Deutsche Bank AG	10/01/09	10,430
EUR	4,215,216	USD	6,150,000	HSBC Bank USA, NA	10/01/09	18,355
JPY	4,695,428	USD	52,218	Brown Brothers Harriman & Co.	10/01/09	90
JPY	864,786	USD	9,691	Credit Suisse International	10/01/09	(57)
USD	3,144,338	EUR	2,161,800	Citibank, NA	10/01/09	(19,148)

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

USD	10,669,305	EUR	7,333,864	Deutsche Bank AG	10/01/09	$(62,760)
USD	56,553	GBP	35,512	Brown Brothers Harriman & Co.	10/01/09	(201)
USD	41,183	MYR	143,400	Brown Brothers Harriman & Co.	10/01/09	(250)
EUR	8,594,102	JPY	1,125,827,362	Barclays Bank Plc	10/02/09	34,302
EUR	7,163,174	USD	10,522,846	Barclays Bank Plc	10/02/09	(40,605)
EUR	9,464,000	USD	13,927,374	Credit Suisse International	10/02/09	(78,216)
EUR	17,634,040	USD	25,857,146	UBS AG	10/02/09	(52,348)
JPY	1,148,172,027	EUR	8,594,102	Barclays Bank Plc	10/02/09	214,804
JPY	2,078,384	USD	23,150	Goldman Sachs International	10/02/09	4
USD	111,050	BRL	197,836	Brown Brothers Harriman & Co.	10/02/09	(621)
USD	13,822,248	EUR	9,464,000	Credit Suisse International	10/02/09	(26,968)
USD	36,241,129	EUR	24,797,214	UBS AG	10/02/09	(46,061)
USD	72,540	JPY	6,528,600	Brown Brothers Harriman & Co.	10/02/09	(190)
USD	89,988	HKD	697,444	Brown Brothers Harriman & Co.	10/05/09	(7)
EUR	4,218,396	USD	6,244,112	JPMorgan Chase Bank NA	10/08/09	(71,181)
EUR	21,007,502	USD	31,106,228	UBS AG	10/08/09	(365,192)
GBP	2,496,025	USD	4,076,933	Deutsche Bank AG	10/08/09	(88,035)
JPY	3,486,494,842	USD	38.229,110	Credit Suisse International	10/08/09	612,805
USD	7,400,000	JPY	663,232,400	Credit Suisse International	10/08/09	11,142
EUR	4,019,250	CHF	6,080,563	UBS AG	10/09/09	13,557
EUR	8,694,000	USD	12,798,685	Brown Brothers Harriman & Co.	10/09/09	(76,441)
EUR	4,600,000	USD	6,797,466	Deutsche Bank AG	10/09/09	(66,120)
EUR	5,308,300	USD	7,800,016	Deutsche Bank SEC	10/09/09	(32,189)
USD	2,311,490	ZAR	17,244,640	UBS AG	10/09/09	19,875
EUR	2,161,800	USD	3,144,327	Citibank, NA	10/15/09	19,113
EUR	7,333,864	USD	10,669,305	Deutsche Bank AG	10/15/09	62,603
EUR	6,587,148	USD	9,750,000	HSBC Bank USA, NA	10/15/09	(110,789)
EUR	6,586,943	USD	9,750,000	JPMorgan Chase Bank NA	10/15/09	(111,088)
EUR	9,464,000	USD	13,822,172	Credit Suisse International	10/16/09	26,841
EUR	24,797,214	USD	36,241,129	UBS AG	10/16/09	45,531
JPY	1,125,698,450	EUR	8,594,102	Barclays Bank Plc	10/16/09	(34,290)
CNY	29,681,400	USD	4,440,000	JPMorgan Chase Bank NA	10/13/10	(85,654)

Total						$(266,650)

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
•	Portfolio Abbreviations:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Frank
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand
•	Total return swaps outstanding as of September 30, 2009 were as follows:

Interest	Interest			Notional		Unrealized
Receivable	Payable			Amount		Appreciation
Rate	Rate	Counterparty	Expiration	(000)		(Depreciation)

0.00%[1]	0.00%[2]	BNP Paribas SA	September 2010	USD	26,317	$1,448,812
0.00%[1]	0.00%[3]	Deutsche Bank AG	September 2010	USD	12,024	933,524
0.00%[1]	0.00%[4]	BNP Paribas SA	September 2010	USD	8,852	687,250
0.00%[5]	0.00%[6]	BNP Paribas SA	September 2010	USD	13,996	(143,045)

Total						$2,926,541

[1]	Rate shown is based on the MSCI Daily Total Return Net Europe USD Index as of 9/30/09.

[2]	Rate shown is based on the 1-month LIBOR minus 0.85% as of 9/30/09.

[3]	Rate shown is based on the 3-month LIBOR minus 0.72% as of 9/30/09.

[4]	Rate shown is based on the 3-month LIBOR minus 0.74% as of 9/30/09.

[5]	Rate shown is based on the MSCI Daily Total Return Net EAFE USD Index as of 9/30/09.

[6]	Rate shown is based on the 3-month LIBOR minus 0.24% as of 9/30/09.

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

	Investments in
	Securities
Valuation Inputs	Assets	Liabilities

Level 1
Long-Term Investments:
Common Stocks
Brazil	$93,243,191	—
Canada	132,397,246	—
Chile	2,487,184	—
China	3,566,535	—
France	176,160	—
Germany	41,760	—
India	1,927,407	—
Ireland	3,747,160	—
Israel	7,954,749	—
Japan	4,516,977	—
Kazakhstan	10,538,742	—
Mexico	4,814,356	—
Netherlands	581,076	—
Russia	35,866,759	—
South Africa	1,487,147	—
South Korea	8,896,049	—
Switzerland	10,883,065	—
Taiwan	5,497,760	—
Thailand	7,710,685	—
United Kingdom	24,018,359	—
United States	1,313,023,155	—
Investment Companies	133,610,422	—

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)

Preferred Stocks	$4,331,936	—
Warrants	181,943	—
Short-Term Securities	342,697	—
Investments Sold Short		$(14,518,709)

Total Level 1	1,811,842,520	(14,518,709)

Level 2
Long-Term Investments:
Common Stock
Australia	25,306,427	—
Austria	1,048,614	—
China	44,677,080	—
Egypt	3,043,405	—
Finland	2,186,551	—
France	21,694,595	—
Germany	6,086,797	—
Hong Kong	21,751,678	—
India	29,753,080	—
Indonesia	3,012,660	—
Italy	3,278,642	—
Japan	302,039,262	—
Luxembourg	191,582	—
Malaysia	11,753,912	—
Netherlands	2,848,806	—
Norway	4,467,980	—
Philippines	13,616	—
Singapore	26,308,913	—
South Africa	1,576,469	—
South Korea	22,408,212	—
Spain	7,338,293	—
Switzerland	31,150,915	—
Taiwan	21,774,656	—
United Kingdom	41,333,125	—
Corporate Bond	502,542,637	—
Foreign Agency Obligations	412,743,361	—
U.S. Treasury Obligations	420,281,290	—
Investment Companies	684,650	—
Capital Trusts	363,298	—
Preferred Stocks	11,443,577	—
Short-Term Securities	786,988,252	—

Total Level 2	2,770,092,335	—

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)

Level 3
Long-Term Investments:
Asset-Backed Securities	$3,000	—
Corporate Bonds	89,602,705	—
Floating Rate Loan Interests	6,000,000	—
Foreign Agency Obligations	8,349,534	—
Structured Notes	251,565	—
Preferred Stocks	371,390	—
Warrants	1,250	—

Total Level 3	104,579,444	—

Total	$4,686,514,299	$(14,518,709)

	Other Financial
Valuation Inputs	Instruments[1]
	Assets	Liabilities
Level 1	$2,882,957	$(12,439,410)
Level 2	4,171,347	(1,511,456)
Level 3	6,008,821	—

Total	$13,063,125	$(13,950,866)

[1]	Other financial instruments are swaps, financial future contracts, foreign currency exchange contracts and options. Swaps, financial future contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities
				Foreign
	Asset-Backed		Floating Rate Loan	Government				Investments in
	Securities	Corporate Bonds	Interests	Obligations	Structured Notes	Warrants	Preferred Stock	Securities

Balance, as of December 31, 2008	—	—	—	—	—	—	—	—
Accrued discounts/ premiums	—	—	—	—	—	—	—	—
Realized gain (loss)	—	—	—	—	—	—	—	—
Change in unrealized appreciation/ depreciation	—	$(128,934)	—	—	—	—	—	$(128,934)
Net purchases (sales)	—	—	—	—	—	—	—	—
Net transfers in/out	$3,000	89,731,639	$6,000,000	$8,349,534	$251,565	$1,250	$371,390	104,708,378

Balance, as of September 30, 2009	$3,000	$89,602,705	$6,000,000	$8,349,534	$251,565	$1,250	$371,390	$104,579,444

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Other Financial
	Instruments[2]
	Assets	Liabilities

Balance, as of December 31, 2008	$195,050	—
Accrued discounts/ premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/ depreciation	2,643,610	—
Net purchases (sales)	—	—
Net transfers in/out of Level 3	3,170,161	—

Balance, as of September 30, 2009	$6,008,821	—

[2]	Other financial instruments are structured options. Structured options are shown at market value

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Belgium - 0.6%	Anheuser-Busch InBev NV	7,200	$330,251

Bermuda - 0.5%	Invesco Ltd. - ADR	13,000	295,880

Brazil - 0.9%	BM&F Bovespa SA	16,500	121,915
	Banco Bradesco SA - ADR	9,800	194,922
	Itau Unibanco Holdings SA - ADR	9,652	194,488

			511,325

Canada - 3.9%	Canadian Natural Resources Ltd.	3,400	229,599
	Canadian Oil Sands Trust	7,400	212,534
	EnCana Corp.	6,000	347,453
	Kinross Gold Corp.	21,800	475,033
	Royal Bank of Canada	3,600	193,509
	Suncor Energy, Inc.	9,700	338,841
	The Toronto-Dominion Bank	3,500	226,381
	TransCanada Corp.	8,200	255,577

			2,278,927

Cayman Islands - 0.6%	AirMedia Group, Inc. - ADR (a)	10,400	76,440
	Herbalife Ltd.	6,800	222,632
	Noah Education Holdings Ltd. - ADR	7,300	36,500

			335,572

China - 1.1%	China Unicom Ltd.	121,900	172,746
	Focus Media Holding Ltd. - ADR (a)(b)	13,700	151,248
	Sina Corp. - ADR (a)	7,700	292,292

			616,286

Denmark - 0.2%	Novo-Nordisk A/S, Class B	2,300	144,656

Finland - 0.5%	Fortum Oyj	10,300	264,669

France - 4.9%	AXA SA	11,700	317,597
	Air France-KLM	22,200	404,928
	BNP Paribas SA	3,400	271,658
	Cie de Saint-Gobain SA	7,900	412,814
	France Telecom SA	7,400	197,336
	Pinault-Printemps-Redoute	2,500	321,643
	Societe Generale SA	2,500	202,218
	Total SA	4,400	261,536
	Unibail - Rodamco	800	166,604
	Vivendi SA	8,600	267,274

			2,823,608

Germany - 3.1%	Allianz AG Registered Shares	1,000	124,755
	Bayerische Motoren Werke AG	6,000	288,837
	Deutsche Boerse AG	2,500	203,944
	MAN SE	4,800	394,266
	RWE AG	4,000	371,022
	SAP AG - ADR	8,500	415,395

			1,798,219

Hong Kong - 1.7%	China Construction Bank, Class H	194,300	154,555
	China Mobile Ltd.	16,400	160,626

1

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	China Railway Construction Corp.	139,900	$185,368
	Industrial and Commercial Bank of China Ltd.	216,800	162,596
	New World Development Ltd.	79,900	171,151
	Wing Hang Bank Ltd.	16,200	158,838

			993,134

India - 1.7%	Bharti Tele-Ventures Ltd.	42,500	368,018
	Punjab National Bank Ltd.	11,400	190,930
	Sterlite Industries India Ltd. - ADR	28,300	451,951

			1,010,899

Indonesia - 0.3%	Bank Negara Indonesia Persero Tbk PT	904,900	197,640

Ireland - 0.2%	Covidien Plc	3,300	142,758

Israel - 0.7%	Teva Pharmaceutical Industries Ltd. - ADR	8,000	404,480

Italy - 1.1%	A2A SpA	95,900	188,841
	Fiat SpA	22,500	290,276
	Intesa Sanpaolo SpA	38,100	169,047

			648,164

Japan - 5.6%	Amada Co., Ltd.	52,900	355,184
	Fujitsu Ltd.	21,400	139,581
	Honda Motor Co., Ltd.	7,100	215,625
	Itochu Corp.	68,800	453,650
	Kawasaki Kisen Kaisha Ltd.	96,000	354,502
	Kenedix Realty Investment Corp.	35	130,999
	Mitsubishi Estate Co., Ltd.	5,100	79,783
	Mitsui & Co., Ltd.	28,800	374,679
	Mitsui Fudosan Co., Ltd.	5,200	87,560
	Nippon Residential Investment Corp.	45	115,482
	Nippon Steel Corp.	54,800	199,490
	Sumitomo Mitsui Financial Group, Inc.	3,600	124,784
	Toyo Suisan Kaisha, Ltd.	11,300	305,749
	Toyota Motor Corp.	7,200	286,348

			3,223,416

Luxembourg - 0.8%	ArcelorMittal	7,600	283,384
	Millicom International Cellular SA (a)	2,600	189,124

			472,508

Malaysia - 0.3%	CIMB Group Holdings Bhd	51,900	166,040

Mexico - 0.5%	Fomento Economico Mexicano, SA de CV - ADR	7,600	289,180

Netherlands - 1.7%	Aegon NV	53,500	457,489
	Corio NV	2,600	179,709
	Randstad Holdings NV	7,500	324,904

			962,102

New Zealand - 0.5%	Telecom Corp. of New Zealand Ltd.	145,400	278,986

Russia - 1.1%	AO VimpelCom - ADR	12,600	235,620
	LUKOIL - ADR	6,900	373,980

			609,600

Singapore - 1.9%	CapitaLand Ltd.	56,500	148,148

2

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	DBS Group Holdings Ltd.	17,000	$159,567
	Singapore Telecommunications Ltd.	113,100	259,895
	United Overseas Bank Ltd.	18,200	215,846
	Wilmar International Ltd.	66,500	296,230

			1,079,686

South Africa - 0.7%	Naspers Ltd.	11,900	407,355

South Korea - 2.1%	GS Engineering & Construction Corp.	4,300	334,727
	Korea Zinc Co. Ltd.	2,900	429,875
	Samsung Electronics Co., Ltd.	650	448,753

			1,213,355

Spain - 1.9%	Banco Bilbao Vizcaya Argentaria SA	14,000	249,404
	Banco Santander SA	12,200	197,085
	Inditex SA	6,200	356,524
	Telefonica SA	11,000	304,339

			1,107,352

Sweden - 0.5%	Nordea Bank AB	29,200	295,177

Switzerland - 5.3%	Alcon, Inc.	2,300	318,941
	Nestle SA Registered Shares	12,400	529,364
	Novartis AG Registered Shares	11,600	582,677
	Roche Holding AG	3,600	582,079
	Swiss Reinsurance Co. Registered Shares	4,800	217,644
	Transocean Ltd. (a)	3,300	282,249
	Tyco International Ltd.	7,700	265,496
	UBS AG	5,100	93,508
	Zurich Financial Services AG	800	190,757

			3,062,715

Taiwan - 1.4%	ASUSTEK Computer, Inc.	202,654	346,631
	Chang Hwa Commercial Bank	220,400	100,720
	Mega Financial Holding Co. Ltd.	315,100	198,614
	Siliconware Precision Industries Co., Ltd. - ADR	26,300	188,834

			834,799

Thailand - 0.2%	Bangkok Bank Pcl Foreign Shares	34,500	126,584

United Kingdom - 7.5%	Aviva Plc	34,200	245,862
	BG Group Plc	18,500	322,438
	Barclays Plc	35,300	209,200
	GlaxoSmithKline Plc	26,900	530,387
	HSBC Holdings Plc	31,125	356,399
	Imperial Tobacco Group Plc	13,300	385,305
	Legal & General Group Plc	150,700	212,540
	Persimmon Plc	18,200	133,248
	Prudential Plc	27,200	262,150
	Standard Chartered Plc	7,400	182,791
	Tesco Plc	61,700	394,984
	Unilever Plc	10,700	305,742
	Vodafone Group Plc - ADR	11,200	252,000

3

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	WPP Plc	31,900	$274,369
	Xstrata Plc	20,400	300,852

			4,368,267

United States - 42.8%	AK Steel Holding Corp.	13,100	258,463
	Abbott Laboratories	5,800	286,926
	Alcoa, Inc.	23,400	307,008
	Alpha Natural Resources, Inc. (a)	9,000	315,900
	American Electric Power Co., Inc.	8,600	266,514
	Ameriprise Financial, Inc.	9,100	330,603
	Amgen, Inc. (a)	4,800	289,104
	Analog Devices, Inc.	9,700	267,526
	Apache Corp.	3,200	293,856
	Apple, Inc. (a)	2,000	370,740
	Applied Materials, Inc.	20,400	273,360
	Boston Properties, Inc.	1,800	117,990
	Bristol-Myers Squibb Co.	15,100	340,052
	Bunge Ltd.	4,100	256,701
	CBS Corp., Class B	25,300	304,865
	Celanese Corp., Series A	9,900	247,500
	Celgene Corp. (a)	2,800	156,520
	The Charles Schwab Corp.	12,100	231,715
	Chesapeake Energy Corp.	8,900	252,760
	Chevron Corp.	6,800	478,924
	Cisco Systems, Inc. (a)	16,800	395,472
	Citigroup, Inc.	50,200	242,968
	ConAgra Foods, Inc.	13,800	299,184
	Consol Energy, Inc.	6,800	306,748
	Dominion Resources, Inc.	7,100	244,950
	EOG Resources, Inc.	5,200	434,252
	eBay, Inc. (a)	24,200	571,362
	Energizer Holdings, Inc. (a)	3,800	252,092
	Federal Realty Investment Trust	2,700	165,699
	General Electric Co.	25,900	425,278
	General Mills, Inc.	4,800	309,024
	Gilead Sciences, Inc. (a)	6,200	288,796
	Google, Inc., Class A (a)	800	396,680
	Halliburton Co.	11,400	309,168
	Hartford Financial Services Group, Inc.	6,400	169,600
	Helmerich & Payne, Inc.	6,500	256,945
	Hewlett-Packard Co.	9,800	462,658
	Hudson City Bancorp, Inc.	11,600	152,540
	Intel Corp.	16,400	320,948
	International Business Machines Corp.	3,200	382,752
	JPMorgan Chase & Co.	4,100	179,662
	Johnson & Johnson	4,000	243,560

4

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	KLA-Tencor Corp.	10,500	$376,530
	Kohl's Corp. (a)	7,700	439,285
	LaSalle Hotel Properties	10,400	204,464
	Las Vegas Sands Corp. (a)	9,800	165,032
	Lincoln National Corp.	11,300	292,783
	Mack-Cali Realty Corp.	5,000	161,650
	Macy's, Inc.	13,100	239,599
	Manpower, Inc.	4,500	255,195
	Marathon Oil Corp.	10,400	331,760
	Medco Health Solutions, Inc. (a)	4,100	226,771
	Medtronic, Inc.	5,300	195,040
	MetLife, Inc.	7,200	274,104
	Microsoft Corp.	15,700	406,473
	Monster Worldwide, Inc. (a)	30,600	534,888
	Morgan Stanley	9,400	290,272
	NII Holdings, Inc. (a)	11,800	353,764
	Newmont Mining Corp.	7,800	343,356
	Nike, Inc., Class B	4,600	297,620
	Oracle Corp.	11,700	243,828
	People's United Financial, Inc.	8,800	136,928
	PepsiCo, Inc.	6,500	381,290
	Pfizer, Inc.	31,800	526,290
	Piper Jaffray Cos. (a)	3,000	143,160
	Prudential Financial, Inc.	5,400	269,514
	QUALCOMM, Inc.	5,500	247,390
	Ralcorp Holdings, Inc. (a)	4,300	251,421
	SPX Corp.	6,700	410,509
	Sempra Energy	1,700	84,677
	State Street Corp.	3,400	178,840
	Stryker Corp.	6,100	277,123
	SunTrust Banks, Inc.	9,700	218,735
	T. Rowe Price Group, Inc.	4,400	201,080
	Texas Instruments, Inc.	14,100	334,029
	The Travelers Cos., Inc.	3,900	191,997
	U.S. Bancorp	5,300	115,858
	United States Steel Corp.	7,100	315,027
	Urban Outfitters, Inc. (a)	10,200	307,734
	Virgin Media, Inc.	21,300	296,496
	Walt Disney Co.	12,100	332,266
	WellPoint, Inc. (a)	2,600	123,136
	Wells Fargo & Co.	9,500	267,710
	Westinghouse Air Brake Technologies Corp.	7,400	277,722
	Weyerhaeuser Co.	7,600	278,540
	XTO Energy, Inc.	7,600	314,032

5

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Yum! Brands, Inc.	5,900	$199,184

			24,770,467

	Total Common Stocks - 96.8%		56,064,057

	Rights

France - 0.0%	BNP Paribas SA (expires 10/13/09)	3,400	7,364

	Total Rights - 0.0%		7,364

	Total Long-Term Investments (Cost - $47,450,512) - 96.8%		56,071,421

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.20% (c)(d)	707,269	707,269

		Beneficial
		Interest
		(000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.29% (c)(d)(e)	$138	138,000

	Total Short-Term Securities (Cost - $845,269) - 1.5%		845,269

	Total Investments (Cost - $48,295,781*) - 98.3%		56,916,690
	Other Assets Less Liabilities - 1.7%		982,048

	Net Assets - 100.0%		$57,898,738

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$49,118,811

Gross unrealized appreciation	$8,827,761
Gross unrealized depreciation	(1,029,882)

Net unrealized appreciation	$7,797,879

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	707,269	$3,191
BlackRock Liquidity Series, LLC Cash Sweep Series	$(1,651,156)	$3,141
BlackRock Liquidity Series, LLC Money Market Series	$138,000	$1,740

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.

6

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
•	Foreign currency exchange contracts as of September 30, 2009 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

CAD	76,000	USD	69,738	Citibank NA	10/01/09	$1,247
CHF	41,000	USD	39,446	Citibank NA	10/01/09	118
CAD	60,000	USD	55,876	Barclays Bank Plc	10/02/09	164
CHF	41,000	USD	39,798	Barclays Bank Plc	10/02/09	(234)
USD	162,106	CAD	175,000	Citibank NA	10/09/09	(1,348)
AUD	2,887,000	USD	2,397,568	Citibank NA	10/28/09	143,573
CAD	140,000	USD	130,309	Citibank NA	10/28/09	459
CAD	1,055,000	USD	964,641	Deutsche Bank AG	10/28/09	20,793
EUR	2,435,000	USD	3,460,159	Barclays Bank Plc	10/28/09	103,064
GBP	263,000	USD	434,304	Citibank NA	10/28/09	(14,045)
GBP	674,000	USD	1,109,853	Deutsche Bank AG	10/28/09	(32,838)
HKD	5,611,000	USD	724,290	Barclays Bank Plc	10/28/09	(168)
HKD	411,000	USD	53,049	Citibank NA	10/28/09	(8)
JPY	222,707,000	USD	2,387,591	Citibank NA	10/28/09	93,876
JPY	271,067,000	USD	2,944,741	Deutsche Bank AG	10/28/09	75,567
NOK	6,601,000	USD	1,101,212	Citibank NA	10/28/09	40,625
NOK	847,000	USD	146,250	UBS AG	10/28/09	263
SEK	103,000	USD	14,147	Citibank NA	10/28/09	631
SEK	3,308,000	USD	462,648	Deutsche Bank AG	10/28/09	11,962
USD	566,677	AUD	660,000	Deutsche Bank AG	10/28/09	(14,256)
USD	55,877	CAD	60,000	Barclays Bank Plc	10/28/09	(166)
USD	509,511	CAD	551,500	Citibank NA	10/28/09	(5,623)
USD	172,720	CAD	188,000	Deutsche Bank AG	10/28/09	(2,883)
USD	1,134,463	CHF	1,209,000	Citibank NA	10/28/09	(32,459)
USD	39,805	CHF	41,000	Barclays Bank Plc	10/28/09	232
USD	62,926	DKK	330,000	Citibank NA	10/28/09	(1,916)
USD	2,693,947	EUR	1,843,500	Citibank NA	10/28/09	(3,713)
USD	904,358	EUR	622,000	Deutsche Bank AG	10/28/09	(5,837)
USD	733,029	GBP	449,000	Citibank NA	10/28/09	15,552
USD	508,538	JPY	46,921,000	Citibank NA	10/28/09	(14,269)
USD	2,886,351	JPY	261,405,000	Deutsche Bank AG	10/28/09	(26,299)
USD	133,085	JPY	12,350,000	UBS AG	10/28/09	(4,523)
USD	883,923	SGD	1,250,000	UBS AG	10/28/09	(3,251)

Total						$344,290

•	Portfolio Abbreviations:

ADR	American Depositary Receipts

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

USD	US Dollar

7

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1
Long-Term Investments
Common Stock:
Bermuda	$295,880
Brazil	511,325
Canada	2,278,927
Cayman Island	335,572
China	443,540
France	271,658
Germany	415,395
India	451,951
Ireland	142,758
Israel	404,480
Japan	286,348
Luxembourg	189,124
Mexico	289,180
Russia	609,600
Switzerland	866,686
Taiwan	188,834
United Kingdom	252,000
United States	24,770,467
Rights:
France	7,364
Short-Term Securities	707,269

Total Level 1	33,718,358

8

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)

Investments in
Valuation Inputs	Securities
Assets
Level 2
Long-Term Investments
Common Stock:
Belgium	$330,251
China	172,746
Demark	144,656
Finland	264,669
France	2,551,950
Germany	1,382,824
Hong Kong	993,134
India	558,948
Indonesia	197,640
Italy	648,164
Japan	2,937,068
Luxembourg	283,384
Malaysia	166,040
Netherlands	962,102
New Zealand	278,986
Singapore	1,079,686
South Africa	407,355
South Korea	1,213,355
Spain	1,107,352
Sweden	295,177
Switzerland	2,196,029
Taiwan	645,965
Thailand	126,584
United Kingdom	4,116,267
Short-Term Securities	138,000

Total Level 2	23,198,332

Level 3	—

Total	$56,916,690

	Other Financial
Valuation Inputs	Instruments[1]
	Assets	Liabilities
Level 1	—	—
Level 2	$508,126	$(163,836)
Level 3	—	—

Total	$508,126	$(163,836)

[1]	Other financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instruments.

9

BlackRock Variable Series Funds, Inc. — BlackRock Government Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Asset-Backed Securities	(000)	Value

	Carrington Mortgage Loan Trust, Series 2006-NC1, Class A2, 0.41%, 1/25/36 (a)	$3,144	$3,019,941

	Total Asset-Backed Securities - 1.2%		3,019,941

Industry	Corporate Bonds

Commercial Banks - 0.1%	Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (b)	245	248,640

	Total Corporate Bonds - 0.1%		248,640

	Foreign Agency Obligations

	Landwirtschaftliche Rentenbank, 4.13%, 7/15/13	95	100,108
	Landwirtschaftliche Rentenbank, Series E, 5.25%, 7/02/12	320	348,721
	Province of Ontario Canada, 4.10%, 6/16/14	50	52,863

	Total Foreign Agency Obligations - 0.2%		501,692

	Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 1.4%	Countrywide Alternative Loan Trust, Series 2008-2R, Class 3A1, 6.00%, 8/25/37	1,584	1,084,880
	Countrywide Alternative Loan Trust, Series 2008-2R, Class 4A1, 6.25%, 8/25/37	2,939	1,818,229
	Residential Funding Mortgage Securities I, Series 2007-S2, Class A3, 6.00%, 2/25/37	707	637,582

	Total Non-Agency Mortgage-Backed Securities - 1.4%		3,540,691

	U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations - 3.3%	Ginnie Mae Mortgage Backed Securities, Series 2004-43, Class Z, 4.50%, 6/16/44	4,119	3,337,656
	Ginnie Mae Mortgage Backed Securities, Series 2004-45, Class Z, 5.69%, 6/16/45	4,393	4,702,597

			8,040,253

Federal Deposit Insurance Corporation Guaranteed - 1.9%	General Electric Capital Corp., 2.25%, 3/12/12	1,300	1,323,477
	General Electric Capital Corp., 2.00%, 9/28/12	1,300	1,307,245
	General Electric Capital Corp., 2.13%, 12/21/12	1,950	1,967,712

			4,598,434

Interest Only Collateralized Mortgage Obligations - 2.3%	Ginnie Mae Mortgage Backed Securities, Series 2002-83, Class IO, 1.57%, 10/16/42	40,654	804,130
	Ginnie Mae Mortgage Backed Securities, Series 2003-17, Class IO, 1.24%, 3/16/43	67,527	1,735,240
	Ginnie Mae Mortgage Backed Securities, Series 2003-109, Class IO, 1.10%, 11/16/43	34,938	945,415
	Ginnie Mae Mortgage Backed Securities, Series 2004-9, Class IO, 1.38%, 3/16/34	19,470	545,922
	Ginnie Mae Mortgage Backed Securities, Series 2004-77, Class IO, 1.07%, 9/16/44	47,107	1,381,287
	Ginnie Mae Mortgage Backed Securities, Series 2009-26, Class SC, 5.95%, 1/16/38	4,041	391,352

			5,803,346

1

BlackRock Variable Series Funds, Inc. — BlackRock Government Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	U.S. Government Sponsored Agency Securities	(000)	Value

Mortgaged-Backed Securities - 145.3%	Fannie Mae Mortgage Backed Securities:
	4.00%, 10/15/39 - 10/20/39 (c)	$5,200	$5,207,814
	4.50%, 10/15/24 - 11/15/39 (c)	78,917	80,040,263
	5.00%, 1/01/23 - 10/15/39 (c)(d)	118,874	123,401,603
	5.11%, 11/01/35 (e)	2,797	2,914,935
	5.50%, 11/01/21 - 10/15/39 (c)	58,920	61,876,572
	6.00%, 3/01/34 - 10/15/39 (c)	27,305	28,866,557
	6.50%, 11/15/39 (c)	3,300	3,514,500
	8.00%, 1/01/31	2	2,769
	Freddie Mac Mortgage Backed Securities:
	5.00%, 2/01/22 - 10/15/39 (c)	8,085	8,432,981
	5.50%, 8/01/28 - 10/15/39 (c)	18,148	19,032,788
	6.00%, 10/15/24 (c)	2,000	2,128,124
	8.00%, 12/01/29 - 7/01/30	206	234,088
	Ginnie Mae Mortgage Backed Securities (c):
	5.00%, 10/15/39	17,400	18,003,571
	6.00%, 10/15/39	2,800	2,955,750
	6.50%, 10/15/39	1,000	1,061,562

			357,673,877

	Total U.S. Government Sponsored Agency Securities - 152.8%		376,115,910

	U.S. Treasury Obligations

	U.S. Treasury Notes, 2.38%, 9/30/14	5,930	5,945,299
	U.S. Treasury Notes, 3.00%, 9/30/16	38,300	38,452,587
	U.S. Treasury Notes, 3.63%, 8/15/19 (f)	78,255	80,321,402

	Total U.S. Treasury Obligations - 50.7%		124,719,288

	Total Long-Term Investments (Cost — $502,563,017) - 206.4%		508,146,162

	Short-Term Securities

Foreign Agency Obligations - 10.2%	World Bank Discount Notes, 0.05%, 10/27/09 (g)	25,000	24,998,875

		Shares

Money Market Fund - 0.5%	BlackRock Liquidity Funds, TempFund, 0.20% (h)(i)	1,289,468	1,289,468

	Total Short-Term Securities (Cost — $26,288,343) - 10.7%		26,288,343
	Options Purchased	Contracts (j)

Over-the-Counter Call Swaptions	Pay a fixed rate of 3.41% and received a floating rate based on 3-month LIBOR, expiring 4/17/10, Broker Deutsche Bank AG	9	196,724
	Receive a fixed rate of 3.40% and pay a floating rate based on 3-month LIBOR, expiring 4/17/10, Broker Deutsche Bank AG	7	156,254
	Receive a fixed rate of 1.92% and pay a floating rate based on 3-month LIBOR, expiring 9/02/10, Broker Morgan Stanley Capital Services, Inc.	20	104,174

2

BlackRock Variable Series Funds, Inc. — BlackRock Government Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts (j)	Value

	Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR, expiring 9/18/10, Broker Citibank NA	20	$107,545
	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 10/16/09, Broker JPMorgan Chase Bank	54	55

			564,752

Over-the-Counter Put Swaptions	Pay a fixed rate of 3.41% and receive a floating rate based on 3-month LIBOR, expiring 4/06/10, Broker Deutsche Bank AG	9	411,479
	Pay a fixed rate of 3.40% and receive a floating rate based on 3-month LIBOR, expiring 4/17/10, Broker Deutsche Bank AG	7	330,757
	Pay a fixed rate of 1.92% and receive a floating rate based on 3-month LIBOR, expiring 9/02/10, Broker Morgan Stanley Capital Services, Inc.	20	100,509
	Pay a fixed rate of 1.95% and receive a floating rate based on 3-month LIBOR, expiring 9/18/10, Broker Citibank NA	19	98,882

			941,627

	Total Options Purchased (Cost - $1,937,220) - 0.6%		1,506,379

	Total Investments Before TBA Sale Commitments and Options Written (Cost - $530,788,580*) - 217.7%		535,940,884

		Par
	TBA Sale Commitments (d)	(000)

	Fannie Mae Mortgage Backed Securities:
	4.50%, 10/15/24 - 11/15/39	$(14,100)	(14,280,649)
	5.00%, 1/01/23 - 10/15/39	(108,100)	(111,934,496)
	5.50%, 11/01/21 - 10/15/39	(36,000)	(37,665,330)
	6.00%, 3/01/34 - 10/15/39	(26,800)	(28,274,000)
	Freddie Mac Mortgage Backed Securities, 5.00%, 2/01/22 - 10/15/39	(7,900)	(8,215,312)

	Ginnie Mae Mortgage Backed Securities, 6.00%, 10/15/39	(2,800)	(2,955,750)

	Total TBA Sale Commitments (Proceeds — $202,018,988) — (82.6)%		(203,325,537)

	Options Written	Contracts (j)

Over-the-Counter Call Swaptions	Pay a fixed rate of 4.80% and receive a floating rate based on 3-month LIBOR, expiring 10/14/09, Broker Deutsche Bank AG	33	(3,761,241)
	Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, expiring 3/20/10, Broker Citibank NA	6	(205,478)
	Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, expiring 3/20/10, Broker Citibank NA	4	(151,473)

3

BlackRock Variable Series Funds, Inc. — BlackRock Government Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts (j)	Value

	Pay a fixed rate of 3.96% and receive a floating rate based on 3-month LIBOR, expiring 3/22/10, Broker Citibank NA	3	$(152,560)
	Pay a fixed rate of 4.80% and receive a floating rate based on 3-month LIBOR, expiring 6/11/10, Broker Citibank NA	4	(432,825)
	Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, expiring 8/21/10, Broker Goldman Sachs International	2	(138,946)
	Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, expiring 8/21/10, Broker Morgan Stanley Capital Services, Inc.	2	(132,696)
	Pay a fixed rate of 4.125% and receive a floating rate based on 3-month LIBOR, expiring 9/08/10, Broker Citibank NA	5	(266,588)
	Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, expiring 9/23/10, Broker Citibank NA	4	(229,916)
	Pay a fixed rate of 4.08% and receive a floating rate based on 3-month LIBOR, expiring 9/24/10, Broker Deutsch Bank AG	7	(355,219)
	Pay a fixed rate of 3.43% and receive a floating rate based on 3-month LIBOR, expiring 3/19/11, Broker JPMorgan Chase Bank	3	(90,774)

			(5,917,716)

Over-the-Counter Put Swaptions	Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, expiring 10/14/09, Broker Deutsche Bank AG	33	(330)
	Receive a fixed rate of 3.65% and pay floating rate based on 3-month LIBOR, expiring 3/20/10, Broker Citibank NA	6	(223,853)
	Receive a fixed rate of 3.86% and pay a floating rate based on 3-month LIBOR, expiring 3/22/10, Broker Citibank NA	4	(90,937)
	Receive a fixed rate of 3.96% and pay a floating rate based on 3-month LIBOR, expiring 3/22/10, Broker Citibank NA	3	(75,530)
	Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, expiring 6/11/10, Broker Citibank NA	4	(62,372)
	Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, expiring 8/21/10, Broker Goldman Sachs International	2	(85,308)
	Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, expiring 8/21/10, Broker Morgan Stanley Capital Services, Inc.	2	(82,322)

4

BlackRock Variable Series Funds, Inc. — BlackRock Government Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Contracts (j)	Value

Receive a fixed rate of 4.13% and pay a floating rate based on 3-month LIBOR, expiring 9/08/10, Broker Citibank NA	5	$(168,650)
Receive a fixed rate of 4.07% and pay a floating rate based on 3-month LIBOR, expiring 9/23/10, Broker Citibank NA	4	(167,744)
Receive a fixed rate of 4.08% and pay a floating rate based on 3-month LIBOR, expiring 9/24/10, Broker Deutsche Bank AG	7	(252,998)
Receive a fixed rate of 3.43% and pay a floating rate based on 3-month LIBOR, expiring 3/19/11, Broker JPMorgan Chase Bank	3	(244,287)

		(1,454,331)

Total Options Written (Premiums Received — $6,407,245) — (3.0)%		(7,372,047)

Total Investments, Net of TBA Sale Commitments and Options Written - 132.1%		325,243,300
Liabilities in Excess of Other Assets — (32.1)%		(79,089,400)

Net Assets - 100.0%		$246,153,900

*	The cost and unrealized appreciation (depreciation) of investments as of September 30,2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$530,901,871

Gross unrealized appreciation	$7,185,752
Gross unrealized depreciation	(2,146,739)

Net unrealized appreciation	$5,039,013

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents or includes a to-be-announced (“TBA”). Unsettled TBA transactions as of report date were as follows:

		Unrealized
	Market	(Appreciation)
Counterparty	Value	(Depreciation)

BNP Paribas	$5,380,500	$14,344
Bank of America NA	$(20,918,760)	$(337,510)
Barclays Capital Plc	$2,237,814	$22,689
Citigroup NA	$(16,945,721)	$(287,244)
Credit Suisse International	$24,067,695	$10,617
Deutsche Bank AG	$(11,334,892)	$(178,985)
Goldman Sachs Bank USA	$42,154,919	$326,330
JPMorgan Chase Bank NA	$13,783,571	$89,634
Morgan Stanley Capital Services, Inc.	$(14,720,946)	$(194,813)

(d)	All or a portion of the security has been pledged as collateral in connection with swaps.

5

BlackRock Variable Series Funds, Inc. — BlackRock Government Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)

(e)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(f)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements.

(g)	Represents a zero-coupon bond. Rate shown is as of report date.

(h)	Represents the current yield as of report date.

(i)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	$(79,610,532)	$207,524
BlackRock Liquidity Series, LLC Cash Sweep Series	$(60,097,498)	$44,644

(j)	One contract represents a notional amount of $1 million.
•	Financial futures contracts purchased as of September 30, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation

54	10-Year U.S. Treasury Bond	December 2009	$6,388,994	$725

•	Financial futures contracts sold as of September 30, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

172	2-Year U.S. Treasury Bond	December 2009	$37,295,518	$(23,107)
16	5-Year U.S. Treasury Bond	December 2009	$1,849,220	(8,280)
72	30-Year U.S. Treasury Bond	December 2009	$8,636,217	(102,783)

Total				$(134,170)

•	Interest rate swaps outstanding as of September 30, 2009 were as follows:

				Notional	Unrealized
Fixed	Floating			Amount	Appreciation
Rate	Rate	Counterparty	Expiration	(000)	(Depreciation)

1.62%(b)	3-month LIBOR	JPMorgan Chase Bank NA	June 2011	$5,500	$(48,047)
3.16% (a)	3-month LIBOR	Deutsche Bank AG	June 2014	3,300	87,267
3.11% (a)	3-month LIBOR	JPMorgan Chase Bank NA	June 2014	4,800	116,878
2.91% (a)	3-month LIBOR	JPMorgan Chase Bank NA	July 2014	15,300	225,584
3.05% (b)	3-month LIBOR	Credit Suisse International	August 2014	13,000	(263,377)
2.90% (b)	3-month LIBOR	Credit Suisse International	August 2014	6,800	(88,665)
2.80% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2014	3,200	(25,506)
3.80% (a)	3-month LIBOR	Deutsche Bank AG	June 2019	4,000	124,128
3.90% (a)	3-month LIBOR	JPMorgan Chase Bank NA	July 2019	21,000	817,234
3.73% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2019	2,900	69,110
3.68% (a)	3-month LIBOR	Deutsche Bank AG	August 2019	6,100	120,961
3.50% (a)	3-month LIBOR	Citibank NA	September 2019	2,800	10,964
3.43% (b)	3-month LIBOR	Deutsche Bank AG	October 2019	1,400	3,133
4.35% (b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2039	2,500	(189,409)
4.06% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2039	500	11,620

Total					$971,875

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

6

BlackRock Variable Series Funds, Inc. — BlackRock Government Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)
•	Reverse repurchase agreements outstanding as of September 30, 2009 were as follows:

				Net
	Interest	Trade	Maturity	Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount

Bank of America	0.20%	9/17/09	Open	$32,482,526	$32,480,000
Credit Suisse International	0.10%	9/30/09	Open	5,150,014	5,150,000

Total				$37,632,540	$37,630,000

•	Portfolio Abbreviations:

LIBOR The London Interbank Offered Rates

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

	Investments in
Valuation	Securities
Inputs	Assets	Liabilities
Level 1
Short-Term Securities	$1,289,468	—

Total Level 1	1,289,468	—

Level 2
Long-Term Investments[1]	508,146,162	—
TBA Sale Commitments	—	$(203,325,537)
Short-Term Securities	24,998,875

Total Level 2	533,145,037	(203,325,537)

Level 3	—	—

Total	$534,434,505	$(203,325,537)

[1]	See above Schedule of Investments for values in each security type.

7

BlackRock Variable Series Funds, Inc. — BlackRock Government Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)

Valuation	Other Financial
Inputs	Instruments[2]
	Assets	Liabilities
Level 1	$725	$(134,170)
Level 2	3,093,258	(7,987,051)
Level 3	—	—

Total	$3,093,983	$(8,121,221)

[2]	Other financial instruments swaps, financial futures contracts and options. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

8

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks		Shares	Value

Electrical Equipment - 0.0%	Medis Technologies Ltd. (a)		33,870	$11,346

Paper & Forest Products - 0.2%	Ainsworth Lumber Co., Ltd.		53,062	119,441
	Ainsworth Lumber Co., Ltd. (a)(b)		59,550	133,714

				253,155

	Total Common Stocks - 0.2%			264,501

			Par
	Corporate Bonds		(000)

Aerospace & Defense - 0.1%	L-3 Communications Corp., 5.88%, 1/15/15	USD	65	64,675

Airlines - 1.0%	Continental Airlines, Inc., Series 2001-1-C, 7.03%, 12/15/12		677	596,132
	Continental Airlines, Inc., Series 2003-RJ, 7.88%, 1/02/20		193	146,935
	Delta Air Lines, Inc., 9.50%, 9/15/14 (b)		110	110,000
	United Air Lines, Inc., 12.75%, 7/15/12		300	300,000

				1,153,067

Auto Components - 1.4%	Allison Transmission, Inc., 11.00%, 11/01/15 (b)		440	431,200
	The Goodyear Tire & Rubber Co., 5.01%, 12/01/09 (c)		150	149,812
	The Goodyear Tire & Rubber Co., 7.86%, 8/15/11		450	459,000
	The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		439	453,267
	Lear Corp., 8.75%, 12/01/16 (a)(d)		180	118,800

				1,612,079

Biotechnology - 0.2%	Gilead Sciences, Inc., 0.63%, 5/01/13 (e)		170	222,063

Building Products - 0.7%	CPG International I, Inc., 10.50%, 7/01/13		600	507,000
	Ply Gem Industries, Inc., 11.75%, 6/15/13		330	290,400

				797,400

Capital Markets - 0.3%	E*Trade Financial Corp., 12.50%, 11/30/17 (b)(f)		54	59,940
	E*Trade Financial Corp., 12.50%, 11/30/17 (f)		1	1,110
	E*Trade Financial Corp., 3.33%, 8/31/19 (b)(e)(g)		172	290,895
	E*Trade Financial Corp., Series A, 4.06%, 8/31/19 (e)(g)		3	5,074

				357,019

Chemicals - 1.9%	American Pacific Corp., 9.00%, 2/01/15		435	394,763
	Huntsman International LLC, 5.50%, 6/30/16 (b)		280	238,000
	Innophos, Inc., 8.88%, 8/15/14		510	515,100
	MacDermid, Inc., 9.50%, 4/15/17 (b)		445	409,400
	Nalco Co., 8.25%, 5/15/17 (b)		265	278,250
	Olin Corp., 8.88%, 8/15/19		155	161,975
	Terra Capital, Inc., Series B, 7.00%, 2/01/17		240	250,200

				2,247,688

Commercial Services & Supplies - 3.3%	ACCO.Brands Corp., 10.63%, 3/15/15 (b)		130	135,850
	ARAMARK Corp., 3.98%, 2/01/15 (c)		365	316,637
	Altegrity, Inc., 10.50%, 11/01/15 (b)		400	338,000
	Corrections Corp. of America, 6.75%, 1/31/14		325	321,344
	DI Finance, Series B, 9.50%, 2/15/13		166	169,320
	GeoEye, Inc., 9.63%, 10/01/15 (b)		170	172,125
	International Lease Finance Corp., 5.63%, 9/20/13		70	53,332
	International Lease Finance Corp., 5.65%, 6/01/14		395	303,175

1

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	Iron Mountain, Inc., 8.38%, 8/15/21	USD	380	$391,400
	Mobile Services Group, Inc., 9.75%, 8/01/14		450	457,875
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		385	413,875
	Scientific Games International, Inc., 9.25%, 6/15/19 (b)		305	317,200
	West Corp., 11.00%, 10/15/16		520	516,100

				3,906,233

Construction Materials - 0.5%	Nortek, Inc., 10.00%, 12/01/13		500	510,000
	Texas Industries, Inc., 7.25%, 7/15/13		150	144,000

				654,000

Consumer Finance - 2.5%	Ford Motor Credit Co. LLC, 5.55%, 6/15/11 (c)		1,600	1,528,000
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		600	579,871
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16		900	834,989
	Inmarsat Finance Plc, 7.63%, 6/30/12		60	60,150

				3,003,010

Containers & Packaging - 5.4%	Ball Corp., 7.13%, 9/01/16		235	239,700
	Ball Corp., 7.38%, 9/01/19		235	238,525
	Berry Plastics Corp., 5.03%, 2/15/15 (c)		255	234,600
	Berry Plastics Holding Corp., 8.88%, 9/15/14		125	119,062
	Cascades, Inc., 7.25%, 2/15/13		750	735,000
	Crown Americas LLC, 7.63%, 5/15/17 (b)		550	555,500
	Graphic Packaging International, Inc., 9.50%, 8/15/13		75	77,250
	Graphic Packaging International, Inc., 9.50%, 6/15/17 (b)		695	738,437
	Greif, Inc., 7.75%, 8/01/19 (b)		135	139,050
	Impress Holdings BV, 3.41%, 9/15/13 (b)(c)		1,290	1,222,275
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		125	127,813
	Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16		290	294,350
	Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)		395	178,738
	Pregis Corp., 12.38%, 10/15/13		680	642,600
	Rock-Tenn Co., 5.63%, 3/15/13		230	223,100
	Sealed Air Corp., 7.88%, 6/15/17 (b)		365	384,889
	Solo Cup Co., 10.50%, 11/01/13 (b)		205	217,300

				6,368,189

Diversified Financial Services - 4.6%	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		280	302,400
	CIT Group, Inc., 0.42%, 3/12/10 (c)		75	54,000
	CIT Group, Inc., 4.75%, 12/15/10		235	162,343
	CIT Group, Inc., 5.00%, 2/01/15		575	368,264
	GMAC LLC, 6.88%, 9/15/11 (b)		1,200	1,134,000
	GMAC LLC, 6.00%, 12/15/11 (b)		300	277,500
	GMAC LLC, 6.88%, 8/28/12 (b)		80	73,600
	GMAC LLC, 2.56%, 12/01/14 (b)(c)		301	233,275
	GMAC LLC, 6.75%, 12/01/14 (b)		1,110	943,500
	GMAC LLC, 8.00%, 11/01/31 (b)		1,000	805,000
	Leucadia National Corp., 8.13%, 9/15/15		850	867,000
	Southern Star Central Corp., 6.75%, 3/01/16 (b)		240	229,200

				5,450,082

2

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Diversified Telecommunication Services - 4.8%	Broadview Networks Holdings, Inc., 11.38%, 9/01/12	USD	425	$389,406
	Cincinnati Bell, Inc., 7.25%, 7/15/13		795	806,925
	Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		575	595,125
	Qwest Communications International, Inc., 7.50%, 2/15/14		155	153,063
	Qwest Communications International, Inc., 8.00%, 10/01/15 (b)		300	299,625
	Qwest Communications International, Inc., 3.50%, 11/15/25 (e)		585	590,118
	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		1,055	1,041,813
	Qwest Corp., 8.38%, 5/01/16 (b)		510	527,850
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		415	456,500
	Windstream Corp., 8.13%, 8/01/13		280	287,700
	Windstream Corp., 8.63%, 8/01/16		570	582,825

				5,730,950

Electric Utilities - 1.9%	Elwood Energy LLC, 8.16%, 7/05/26		151	133,065
	FPL Energy National Wind Portfolio, LLC, 6.13%, 3/25/19 (b)		336	306,809
	IPALCO Enterprises, Inc., 8.63%, 11/14/11		200	205,000
	IPALCO Enterprises, Inc., 7.25%, 4/01/16 (b)(h)		200	200,500
	NSG Holdings LLC, 7.75%, 12/15/25 (b)		880	787,600
	Tenaska Alabama Partners LP, 7.00%, 6/30/21 (b)		640	581,172

				2,214,146

Energy Equipment & Services - 1.1%	Cie Generale de Geophysique-Veritas, 9.50%, 5/15/16 (b)		100	105,750
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		695	689,787
	North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		280	288,400
	North American Energy Partners, Inc., 8.75%, 12/01/11		260	254,800

				1,338,737

Food & Staples Retailing - 0.1%	Duane Reade, Inc., 11.75%, 8/01/15 (b)		90	94,500

Food Products - 0.4%	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		450	472,500

Health Care Equipment & Supplies - 1.6%	DJO Finance LLC, 10.88%, 11/15/14		1,040	1,063,400
	Hologic, Inc., 2.00%, 12/15/37 (e)(i)		1,060	866,550

				1,929,950

Health Care Providers & Services - 1.7%	Community Health Systems, Inc., Series WI, 8.88%, 7/15/15		760	779,000
	HealthSouth Corp., 10.75%, 6/15/16		105	113,925
	Tenet Healthcare Corp., 9.00%, 5/01/15 (b)		575	600,875
	Tenet Healthcare Corp., 10.00%, 5/01/18 (b)		235	259,088
	Viant Holdings, Inc., 10.13%, 7/15/17 (b)		251	238,450

				1,991,338

Hotels, Restaurants & Leisure - 1.9%	American Real Estate Partners LP, 7.13%, 2/15/13		1,390	1,337,875
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(d)		321	77,843

3

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	HRP Myrtle Beach Operations LLC, 0.00%, 4/01/12 (a)(b)(d)	USD	750	$75
	Harrah’s Operating Co., Inc., 10.00%, 12/15/15 (b)		40	33,200
	Mashantucket Western Pequot Tribe, Series A, 8.50%, 11/15/15 (b)		110	39,875
	Scientific Games Corp., 0.75%, 12/01/24 (e)(i)		180	176,400
	Snoqualmie Entertainment Authority, 4.68%, 2/01/14 (b)(c)		170	83,300
	Travelport LLC, 4.99%, 9/01/14 (c)		150	126,000
	Travelport LLC, 9.88%, 9/01/14		110	106,425
	Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(d)		95	59
	Virgin River Casino Corp., 9.00%, 1/15/12 (a)(d)		300	36,000
	Waterford Gaming LLC, 8.63%, 9/15/14 (b)		430	279,500

				2,296,552

Household Durables — 1.3%	Ashton Woods USA LLC, 15.67%, 6/30/15 (b)(h)		497	99,320
	Beazer Homes USA, Inc., 8.38%, 4/15/12		260	227,500
	Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		200	210,000
	Jarden Corp., 8.00%, 5/01/16		160	164,000
	KB Home, 6.38%, 8/15/11		18	18,180
	KB Home, 9.10%, 9/15/17		185	198,875
	Pulte Homes, Inc., 6.38%, 5/15/33		30	23,100
	Standard Pacific Corp., 6.25%, 4/01/14		60	52,200
	Standard Pacific Corp., 7.00%, 8/15/15		105	91,875
	Standard Pacific Escrow LLC, 10.75%, 9/15/16 (b)		210	206,850
	Stanley-Martin Communities LLC, 9.75%, 8/15/15 (a)(d)		225	55,688
	Toll Brothers Finance Corp., 8.91%, 10/15/17		135	153,110

				1,500,698

IT Services — 1.6%	Alliance Data Systems Corp., 1.75%, 8/01/13 (e)		700	673,750
	First Data Corp., 9.88%, 9/24/15		355	327,931
	First Data Corp., 11.25%, 3/31/16		1,075	924,500

				1,926,181

Independent Power Producers & Energy Traders — 5.2%	AES Eastern Energy LP, Series 1999-A, 9.00%, 1/02/17		1,239	1,201,652
	AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		330	287,100
	AES Gener SA, 7.50%, 3/25/14		500	543,073
	Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		690	707,250
	Dynegy Holdings, Inc., 8.38%, 5/01/16		135	126,225
	Energy Future Holdings Corp., 11.25%, 11/01/17 (f)		1,769	1,097,443
	NRG Energy, Inc., 7.25%, 2/01/14		750	736,875
	NRG Energy, Inc., 7.38%, 2/01/16		740	715,950
	NRG Energy, Inc., 8.50%, 6/15/19		495	495,619
	Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (f)		477	305,699

				6,216,886

4

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Industrial Conglomerates - 1.5%	Icahn Enterprises LP, 4.00%, 8/15/13 (b)(c)(e)	USD	155	$127,100
	Sequa Corp., 11.75%, 12/01/15 (b)		750	592,500
	Sequa Corp., 13.50%, 12/01/15 (b)(f)		1,358	1,017,048

				1,736,648

Insurance - 0.2%	USI Holdings Corp., 4.32%, 11/15/14 (b)(c)		220	182,875

Leisure Equipment & Products - 0.4%	Brunswick Corp., 11.25%, 11/01/16 (b)		250	272,500
	Nebraska Book Co. Inc., 10.00%, 12/01/11 (b)		235	233,825
	True Temper Sports, Inc., 8.38%, 9/15/11 (a)(d)		975	4,875

				511,200

Life Sciences Tools & Services - 0.3%	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (b)		310	321,625

Machinery - 0.7%	ESCO Corp., 8.63%, 12/15/13 (b)		410	401,800
	RBS Global, Inc., 8.88%, 9/01/16		175	142,188
	Titan International, Inc., 8.00%, 1/15/12		310	299,925

				843,913

Marine - 0.4%	Horizon Lines, Inc., 4.25%, 8/15/12 (e)		355	280,006
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		157	148,365

				428,371

Media - 7.6%	Affinion Group, Inc., 10.13%, 10/15/13		700	719,250
	CCO Holdings LLC, 8.75%, 11/15/13 (a)(d)		540	548,100
	CMP Susquehanna Corp., 4.75%, 5/15/14 (b)(c)		60	1,200
	CSC Holdings, Inc., 6.75%, 4/15/12		200	206,000
	CSC Holdings, Inc., Series B, 7.63%, 4/01/11		80	83,000
	Cablevision Systems Corp., Series B, 8.00%, 4/15/12		500	521,250
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (a)(d)		315	354,375
	Charter Communications Holdings II, LLC, Series B, 10.25%, 9/15/10 (a)(d)		120	134,400
	Charter Communications Operating, LLC, 8.38%, 4/30/14 (a)(b)(d)		30	30,600
	Charter Communications Operating LLC, 10.88%, 9/15/14 (a)(b)(d)		80	86,600
	Clear Channel Communications, Inc., 5.00%, 3/15/12		200	118,250
	Clear Channel Communications, Inc., 5.75%, 1/15/13		40	20,800
	Clear Channel Communications, Inc., 11.00%, 8/01/16 (f)		1,180	413,000
	EchoStar DBS Corp., 7.00%, 10/01/13		895	901,712
	Harland Clarke Holdings Corp., 6.00%, 5/15/15 (c)		140	105,350
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		160	143,200
	Intelstat Corp., 9.25%, 6/15/16		210	216,300
	Intelsat Subsidiary Holding Co. Ltd., 8.50%, 1/15/13		220	222,750
	Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		160	162,000
	Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15		80	81,400
	Mediacom Broadband LLC, 8.50%, 10/15/15		310	313,100

5

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	NTL Cable Plc, 8.75%, 4/15/14	USD	65	$66,300
	Network Communications, Inc., 10.75%, 12/01/13		50	14,063
	Nielsen Finance LLC, 10.00%, 8/01/14		1,035	1,040,175
	Nielsen Finance LLC, 18.49%, 8/01/16 (h)		40	31,500
	ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(d)(e)		599	239,717
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,740	1,644,300
	UPC Holding B.V., 9.88%, 4/15/18 (b)		200	210,000
	Virgin Media, Inc., 6.50%, 11/15/16 (b)(e)		375	392,813

				9,021,505

Metals & Mining - 4.7%	Aleris International, Inc., 9.00%, 12/15/14 (a)(d)		410	410
	Aleris International, Inc., 10.00%, 12/15/16 (a)(d)		375	375
	Anglo American Capital Plc, 9.38%, 4/08/19 (b)		220	267,300
	Arch Western Finance LLC, 6.75%, 7/01/13		455	447,606
	Drummond Co., Inc., 7.38%, 2/15/16 (b)		410	360,800
	Evraz Group SA, 8.88%, 4/24/13 (b)		400	382,000
	Evraz Group SA, 9.50%, 4/24/18 (b)		275	262,969
	FMG Finance Property Ltd., 10.00%, 9/01/13 (b)		55	58,300
	FMG Finance Property Ltd., 10.63%, 9/01/16 (b)		320	354,400
	Novelis, Inc., 7.25%, 2/15/15		1,000	865,000
	Novelis, Inc., 11.50%, 2/15/15 (b)		225	227,250
	Ryerson, Inc., 7.86%, 11/01/14 (c)		200	175,000
	Ryerson, Inc., 12.00%, 11/01/15		40	38,000
	Steel Dynamics, Inc., 7.38%, 11/01/12		775	782,750
	Steel Dynamics, Inc., 8.25%, 4/15/16 (b)		65	65,325
	Teck Resources Ltd., 10.25%, 5/15/16		165	186,450
	Teck Resources Ltd., 10.75%, 5/15/19		635	738,188
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)		335	329,975

				5,542,098

Multi-Utilities - 0.2%	CMS Energy Corp., 8.75%, 6/15/19		170	184,924

Multiline Retail - 0.9%	Dollar General Corp., 10.63%, 7/15/15		390	422,167
	Dollar General Corp., 11.88%, 7/15/17 (f)		270	302,400
	Macy’s Retail Holdings, Inc., 5.88%, 1/15/13		310	300,992

				1,025,559

Oil, Gas & Consumable Fuels - 11.5%	Arch Coal, Inc., 8.75%, 8/01/16 (b)		235	242,050
	Atlas Energy Operating Co. LLC, 12.13%, 8/01/17		245	263,987
	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		110	114,125
	Atlas Pipeline Partners LP, 8.75%, 6/15/18		200	160,000
	Berry Petroleum Co., 8.25%, 11/01/16		525	504,000
	Bill Barrett Corp., 9.88%, 7/15/16		130	136,825
	Chesapeake Energy Corp., 9.50%, 2/15/15		300	315,750
	Chesapeake Energy Corp., 6.38%, 6/15/15		190	176,462
	Chesapeake Energy Corp., 2.25%, 12/15/38 (e)		400	299,000
	Cimarex Energy Co., 7.13%, 5/01/17		420	390,600
	Concho Resources, Inc., 8.63%, 10/01/17		160	164,000

6

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)	USD	605	$493,075
	Corral Finans AB, 5.28%, 4/15/10 (b)(f)		334	256,058
	Denbury Resources, Inc., 7.50%, 12/15/15		250	248,125
	Denbury Resources, Inc., 9.75%, 3/01/16		400	425,000
	El Paso Corp., 8.25%, 2/15/16		345	353,625
	El Paso Corp., 7.00%, 6/15/17		600	588,000
	Encore Acquisition Co., 6.25%, 4/15/14		700	651,000
	Forest Oil Corp., 8.50%, 2/15/14 (b)		815	821,112
	Forest Oil Corp., 7.25%, 6/15/19		230	215,050
	Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		425	427,125
	Massey Energy Co., 6.88%, 12/15/13		105	101,325
	Massey Energy Co., 3.25%, 8/01/15 (e)		770	612,150
	Newfield Exploration Co., 6.63%, 4/15/16		180	176,400
	Newfield Exploration Co., 7.13%, 5/15/18		100	99,750
	OPTI Canada, Inc., 7.88%, 12/15/14		280	214,200
	OPTI Canada, Inc., 8.25%, 12/15/14		860	666,500
	Peabody Energy Corp., 7.38%, 11/01/16		80	80,800
	PetroHawk Energy Corp., 10.50%, 8/01/14 (b)		345	370,875
	PetroHawk Energy Corp., 7.88%, 6/01/15		225	221,625
	Range Resources Corp., 6.38%, 3/15/15		750	729,375
	Range Resources Corp., 8.00%, 5/15/19		200	205,000
	Roseton-Danskammer 2001, Series B, 7.67%, 11/08/16		575	528,281
	Sabine Pass LNG LP, 7.50%, 11/30/16		165	140,869
	SandRidge Energy, Inc., 8.63%, 4/01/15 (f)		35	34,738
	SandRidge Energy, Inc., 9.88%, 5/15/16 (b)		300	312,750
	SandRidge Energy, Inc., 8.00%, 6/01/18 (b)		525	505,313
	Southwestern Energy Co., 7.50%, 2/01/18		205	207,050
	Stone Energy Corp., 6.75%, 12/15/14		600	456,000
	Swift Energy Co., 7.13%, 6/01/17		500	435,000
	Whiting Petroleum Corp., 7.25%, 5/01/13		300	299,250

				13,642,220

Paper & Forest Products - 5.1%	Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(f)		458	239,000
	Boise Cascade LLC, 7.13%, 10/15/14		195	155,025
	Clearwater Paper Corp., 10.63%, 6/15/16 (b)		215	232,469
	Georgia-Pacific Corp., 8.13%, 5/15/11		220	228,250
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		345	357,937
	International Paper Co., 9.38%, 5/15/19		285	333,705
	International Paper Co., 7.50%, 8/15/21		270	286,083
	NewPage Corp., 10.00%, 5/01/12		585	386,100
	NewPage Corp., 11.38%, 12/31/14 (b)		2,375	2,333,438
	Norske Skog Canada Ltd., Series D, 8.63%, 6/15/11		305	210,450
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		185	189,625
	Verso Paper Holdings LLC, Series B, 4.23%, 8/01/14 (c)		300	186,000
	Verso Paper Holdings LLC, Series B, 9.13%, 8/01/14		875	647,500

7

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	Verso Paper Holdings LLC, Series B, 11.38%, 8/01/16	USD	335	$210,213

				5,995,795

Pharmaceuticals - 0.6%	Angiotech Pharmaceuticals, Inc., 4.11%, 12/01/13 (c)		695	587,275
	Elan Finance Plc, 8.88%, 12/01/13		75	75,562

				662,837

Professional Services - 0.1%	FTI Consulting, Inc., 7.75%, 10/01/16		115	114,425

Real Estate Investment	FelCor Lodging LP, 8.50%, 6/01/11		314	315,177

Trusts (REITs) - 0.3%	iStar Financial, Inc., Series B, 5.13%, 4/01/11		130	88,400

				403,577

Real Estate Management & Development - 0.9%	Forest City Enterprises, Inc., 7.63%, 6/01/15		650	526,500

	Realogy Corp., 10.50%, 4/15/14		215	155,875
	Realogy Corp., 12.38%, 4/15/15		606	334,815

				1,017,190

Semiconductors & Semiconductor Equipment - 0.4%	Spansion, Inc., 3.79%, 6/01/13 (a)(b)(d)		480	486,000

Software - 0.0%	BMS Holdings, Inc., 8.35%, 2/15/12 (b)(c)(f)		236	2,147

Specialty Retail - 2.4%	Asbury Automotive Group, Inc., 8.00%, 3/15/14		850	790,500
	General Nutrition Centers, Inc., 5.18%, 3/15/14 (c)(f)		185	163,725
	General Nutrition Centers, Inc., 10.75%, 3/15/15		870	873,262
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (e)(i)		300	208,875
	United Auto Group, Inc., 7.75%, 12/15/16		885	816,413

				2,852,775

Textiles, Apparel & Luxury Goods - 0.5%	Levi Strauss & Co., 8.88%, 4/01/16		550	556,875

Tobacco - 0.7%	Lorillard Tobacco Co., 8.13%, 6/23/19		175	198,603
	Vector Group Ltd., 11.00%, 8/15/15		700	679,000

				877,603

Wireless Telecommunication Services - 5.9%	Cricket Communications, Inc., 9.38%, 11/01/14		530	537,950
	Cricket Communications, Inc., 10.00%, 7/15/15		410	421,275
	Cricket Communications, Inc., 7.75%, 5/15/16 (b)		200	203,000
	Crown Castle International Corp., 9.00%, 1/15/15		175	183,312
	Digicel Group Ltd., 8.88%, 1/15/15 (b)		545	506,850
	Digicel Group Ltd., 9.13%, 1/15/15 (b)(f)		693	637,560
	FiberTower Corp., 11.00%, 11/15/12 (b)(e)		496	301,849
	iPCS, Inc., 2.61%, 5/01/13 (c)		795	671,775
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		1,060	1,083,850
	NII Holdings, Inc., 2.75%, 8/15/25 (e)		500	490,625
	Nextel Communications, Inc., Series E, 6.88%, 10/31/13		1,220	1,131,550
	Nextel Communications, Inc., Series F, 5.95%, 3/15/14		150	132,750
	SBA Telecommunications, Inc., 8.00%, 8/15/16 (b)		300	306,750
	Sprint Capital Corp., 6.88%, 11/15/28		400	334,000

				6,943,096

	Total Corporate Bonds - 88.8%			104,901,201

8

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value

Auto Components - 1.3%	Allison Transmission, Inc., Term Loan, 3.00%, 8/07/14	USD	487	$424,307
	Dana Holding Corp., Term Advance, 7.25%, 1/31/15		1,169	1,045,594
	Delphi Corp., Initial Tranche C Loan, Debtor in Possession, 10.50%, 12/31/09 (a)(d)		136	76,781
	Delphi Corp., Subsequent Tranche C Loan, Debtor in Possession, 10.50%, 12/31/09 (a)(d)		14	7,819

				1,554,501

Automobiles - 0.2%	Ford Motor Co., Term Loan, 3.25% - 3.51%, 12/15/13		248	219,704

Chemicals - 1.0%	PQ Corp. (fka Niagara Acquisition, Inc.), Loan (Second Lien), 6.75%, 7/30/15		1,250	987,500
	Solutia Inc., Loan, 7.25%, 2/28/14		249	250,559

				1,238,059

Food & Staples Retailing - 0.4%	Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		450	466,875

Health Care Providers & Services - 0.3%	HCA Inc., Tranche A-1 Term Loan, 1.78%, 11/17/12		368	343,585

Hotels, Restaurants & Leisure - 0.8%	Travelport LLC (fka Travelport Inc.), Loan, 7.99%, 3/27/12		1,341	938,964

Independent Power Producers & Energy Traders - 1.8%	Dynegy Holdings Inc., Letter of Credit, Facility Term Loan, 4.00%, 4/02/13		189	181,204
	Dynegy Holdings Inc., Tranche B Term Loan, 4.00%, 4/02/13		11	10,749
	NRG Energy, Inc., Credit-Linked Deposit, 0.18%, 2/01/13		82	77,980
	NRG Energy, Inc., Term Loan, 2.00% - 2.03%, 2/01/13		153	145,187
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-1 Term Loan, 3.75% - 3.78%, 10/10/14		118	93,253
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan, 3.75% - 3.78%, 10/10/14		245	193,366
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-3 Term Loan, 3.75% - 3.78%, 10/10/14		1,848	1,450,874

				2,152,613

Machinery - 0.8%	Navistar Financial Corp., Tranche A Term Loan, 2.25%, 3/27/10		250	239,375
	Navistar International Corp., Revolving Credit-Linked Deposit, 3.35% - 3.50%, 1/19/12		193	186,567
	Navistar International Corp., Term Advance, 3.50%, 1/19/12		532	513,058

				939,000

Media - 1.8%	HMH Publishing Co. Ltd., Mezzanine, 17.50%, 11/14/14		2,894	762,027
	HMH Publishing Co. Ltd., Tranche A Term Loan, 5.25%, 6/12/14		1,106	919,822
	Newsday, LLC, Fixed Rate Term Loan, 9.75%, 8/01/13		500	519,375

				2,201,224

9

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value

Multiline Retail - 0.1%	The Neiman Marcus Group Inc., Term Loan, 2.25% - 2.32%, 4/06/13	USD	70	$60,375

Real Estate Management & Development - 0.4%	Realogy Corp., Second Lien Term Loan, 13.50%, 10/15/17		500	519,375

Semiconductors & Semiconductor Equipment - 0.1%	Freescale Semiconductor, Inc., Term Loan B, 2.00%, 12/02/13		100	79,938

Specialty Retail - 0.1%	Claire’s Stores, Term Loan B, 3.03%, 5/29/14		150	111,563

	Total Floating Rate Loan Interests - 9.1%			10,825,776

	Preferred Stocks		Shares

Diversified Telecommunication Services - 0.0%	PTV, Inc., Series A, 10.00%		47	4

Media - 0.0%	CMP Susquemanna Radio Holdings Corp., 0.00% (b)(c)		13,993	—

	Total Preferred Stocks - 0.0%			4

	Warrants (j)

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19)		15,990	—
	Virgin Media, Inc. (expires 1/10/11)		22,461	1,202

	Total Warrants - 0.0%			1,202

	Total Long-Term Investments (Cost - $123,483,543) - 98.1%			115,992,684

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.20% (k)(l)		1,253,669	1,253,669

	Total Short-Term Securities (Cost - $1,253,669) - 1.1%			1,253,669

	Total Investments (Cost - $124,737,212*) - 99.2%			117,246,353
	Other Assets Less Liabilities - 0.8%			894,465
	Net Assets - 100.0%			$118,140,818

*	The cost and unrealized appreciation (deprecation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$125,399,032

Gross unrealized appreciation	$5,633,761
Gross unrealized depreciation	(13,786,440)

Net unrealized depreciation	$(8,152,679)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Convertible security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Represents a zero-coupon bond. Rate shown represents the current yield as of report date.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date. (i) Represents a step-down bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date. (j) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

10

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)

(k)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	1,253,669	$2,533
BlackRock Liquidity Series, LLC Cash Sweep Series	$(6,623,734)	$8,421

(l)	Represents the current yield as of report date.
•	Foreign currency exchange contracts as of September 30, 2009 were as follows:

Currency		Currency			Settlement	Unrealized
Purchased		Sold		Counterparty	Date	Depreciation

USD	73,674	CAD	80,000	Barclays Bank Plc	10/28/09	$(1,051)

•	Currency Abbreviations:

CAD Canadian Dollar

USD US Dollar
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

11

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1
Long-Term Investments:
Common Stocks	$130,787
Warrants	1,202
Short-Term Securities	1,253,669

Total Level 1	1,385,658

Level 2
Long-Term Investments:
Common Stocks	133,714
Corporate Bonds	104,560,889
Floating Rate Loan Interests	6,144,190
Preferred Stocks	4

Total Level 2	110,838,797

Level 3
Long-Term Investments:
Corporate Bonds	340,312
Floating Rate Loan Interests	4,681,586

Total Level 3	5,021,898

Total	$117,246,353

Valuation	Other Financial
Inputs	Instruments[1]
Liabilities
Level 1	—
Level 2	$(1,051)
Level 3	—

Total	$(1,051)

[1]	Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

	Corporate	Floating Rate	Investments in
	Bonds	Loan Interests	Securities

Balance, as of December 31, 2008	—	$3,471,059	$3,471,059
Accrued discounts/premiums	—	—	—
Realized loss	—	(5,207)	(5,207)
Change in unrealized appreciation (depreciation)	$(89,893)	836,876	746,983
Net purchases	—	435,778	435,778
Net transfers in/out of Level 3	430,205	(56,920)	373,285

Balance, as of September 30, 2009	$340,312	$4,681,586	$5,021,898

12

BlackRock Variable Series Funds, Inc. — BlackRock International Value V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 8.9%	BHP Billiton Ltd.	157,948	$5,209,207
	Fairfax Media Ltd.	1,422,000	2,143,345
	Newcrest Mining Ltd.	98,952	2,784,829
	Qantas Airways Ltd.	847,827	2,129,754
	Telstra Corp. Ltd.	1,558,163	4,487,436

			16,754,571

Austria - 1.1%	Erste Bank der Oesterreichischen Sparkassen AG	44,590	2,004,882

Belgium - 1.2%	KBC Bancassurance Holding	44,585	2,254,284

Brazil - 2.3%	Cia de Bebidas das Americas (Preference Shares) - ADR	26,632	2,190,748
	Cyrela Brazil Realty SA	88,281	1,155,586
	Tam SA (Preference Shares) - ADR (a)	71,032	917,023

			4,263,357

Denmark - 1.1%	Danske Bank A/S	81,406	2,151,336

Finland - 1.7%	Nokia Oyj	225,259	3,303,921

France - 7.3%	BNP Paribas SA	50,203	4,011,186
	European Aeronautic Defense and Space Co.	94,693	2,134,502
	Sanofi-Aventis	58,872	4,341,565
	Schneider Electric SA	32,369	3,293,410

			13,780,663

Germany - 15.6%	Allianz AG Registered Shares	31,134	3,884,113
	BASF SE	66,197	3,504,815
	Bayer AG	60,991	4,221,675
	Deutsche Bank AG Registered Shares	50,665	3,870,218
	Deutsche Post AG	178,196	3,319,817
	E.ON AG	109,575	4,637,805
	HeidelbergCement AG	37,279	2,409,541
	MAN SE	43,755	3,593,978

			29,441,962

Greece - 1.3%	EFG Eurobank Ergasias SA (a)	156,781	2,481,561

Hong Kong - 1.9%	Hutchison Whampoa Ltd.	489,000	3,516,714

Hungary - 0.6%	OTP Bank Rt.	37,548	1,081,142

Italy - 5.2%	Eni SpA	205,519	5,135,704
	UniCredit SpA	1,168,721	4,587,100

			9,722,804

Japan - 20.5%	Asahi Breweries Ltd.	207,100	3,782,229
	Daiichi Sankyo Co., Ltd.	143,600	2,960,701
	Fuji Media Holdings, Inc.	1,092	1,784,475
	Fuji Photo Film Co., Ltd.	91,900	2,744,268
	Honda Motor Co., Ltd.	103,600	3,146,307
	Japan Prime Realty Investment Corp.	161	389,964
	Japan Tobacco, Inc.	1,084	3,706,115
	KDDI Corp.	547	3,077,440
	Mazda Motor Corp.	884,000	1,974,043
	Mitsui Chemicals, Inc.	466,000	1,654,072
	Mitsui OSK Lines Ltd.	194,000	1,144,027
	Nomura Holdings, Inc.	395,900	2,426,814

1

BlackRock Variable Series Funds, Inc. — BlackRock International Value V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Sony Corp.	146,400	$4,289,966
	Sumitomo Electric Industries Ltd.	44,400	579,762
	Sumitomo Mitsui Financial Group, Inc.	57,900	2,006,947
	Tokio Marine Holdings, Inc.	106,200	3,059,928

			38,727,058

Netherlands - 2.0%	ING Groep NV CVA	208,651	3,746,947

Norway - 1.9%	StatoilHydro ASA	158,034	3,567,927

Russia - 1.0%	OAO Gazprom - ADR	78,270	1,819,777

South Korea - 1.0%	POSCO	4,438	1,837,553

Spain - 6.0%	Banco Santander SA	385,043	6,220,172
	Telefonica SA	186,501	5,159,949

			11,380,121

Switzerland - 4.8%	Nestle SA Registered Shares	144,766	6,180,156
	Swiss Reinsurance Co. Registered Shares	63,666	2,886,771

			9,066,927

United Kingdom - 11.6%	BHP Billiton Plc	65,682	1,798,800
	BP Plc	755,027	6,688,592
	Cookson Group Plc	226,237	1,489,746
	Land Securities Group Plc	257,944	2,582,663
	United Business Media Ltd.	409,478	3,066,888
	Vodafone Group Plc	2,326,976	5,227,448
	WPP Plc	123,283	1,060,344

			21,914,481

	Total Common Stocks - 97.0%		182,817,988

	Warrants (b)

Cayman Islands - 0.2%	Morgan Stanley BV (Rolta India Ltd.) (expires 5/26/14)	139,126	512,498

United Kingdom - 0.5%	HSBC Bank Plc (Emaar Properties PJSC) (expires 4/05/12)	811,234	894,491

United States - 0.5%	Unitech Inc. (expires 6/16/11)	407,148	909,007

	Total Warrants - 1.2%		2,315,996

	Rights

France - 0.1%	BNP Paribas SA (expires 10/13/09)	50,203	108,728

Germany - 0.0%	HeidelbergCement AG (expires 10/07/09)	14,393	77,509

	Total Rights - 0.1%		186,237

	Total Long-Term Investments (Cost - $157,559,316) - 98.3%		185,320,221

	Short-Term Securities

Money Market Fund - 0.5%	BlackRock Liquidity Funds, TempFund, 0.20% (c)(d)	903,158	903,158

		Par
	Time Deposits	(000)

Australia - 0.0%	Brown Brothers Harriman & Co., 1.92%, 10/01/09	AUD	63	55,498

Euro - 0.1%	Brown Brothers Harriman & Co., 0.13%, 10/01/09	EUR	89	129,998

Hong Kong - 0.0%	Brown Brothers Harriman & Co., 0.01%, 10/01/09	HKD	249	32,179

Japan - 0.0%	Brown Brothers Harriman & Co., 0.01%, 10/01/09	JPY	739	8,255

	Total Time Deposits - 0.1%			225,930

	Total Short-Term Securities (Cost — $1,129,088) - 0.6%			1,129,088

2

BlackRock Variable Series Funds, Inc. — BlackRock International Value V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Investments (Cost — $158,688,404*) - 98.9%	$186,449,309
Other Assets Less Liabilities - 1.1%	2,031,203

Net Assets - 100.0%	$188,480,512

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$166,322,840

Gross unrealized appreciation	$29,153,357
Gross unrealized depreciation	(9,026,888)

Net unrealized appreciation	$20,126,469

(a)	Non-income producing security.

(b)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	903,158	$2,838
BlackRock Liquidity Series, LLC Cash Sweep Series	$(1,581,574)	$2,472

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of September 30, 2009 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

USD	503,771	JPY	45,641,065	Goldman Sachs Bank USA	10/01/09	$(4,682)
USD	393,101	JPY	35,217,746	JPMorgan Chase Bank NA	10/01/09	767
USD	261,808	JPY	23,502,442	Goldman Sachs Bank USA	10/02/09	(16)
USD	984	JPY	88,383	Goldman Sachs Bank USA	10/05/09	(1)
GBP	10,276,422	USD	16,901,066	JPMorgan Chase Bank NA	12/11/09	(481,280)
USD	5,633,689	EUR	3,855,110	JPMorgan Chase Bank NA	12/11/09	(7,221)
USD	3,605,561	HKD	27,927,303	State Street Bank and Trust Co.	12/11/09	312

Total						$(492,121)

•	Portfolio Abbreviations:

ADR	American Depositary Receipts
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

3

BlackRock Variable Series Funds, Inc. — BlackRock International Value V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1
Long-Term Investments
Common Stocks
Brazil	$4,263,357
France	4,011,186
Russia	1,819,778
Rights
France	108,728
Germany	77,508
Short-Term Securities	903,158

Total Level 1	11,183,715

Level 2
Long-Term Investments
Common Stocks
Australia	16,754,571
Austria	2,004,882
Belgium	2,254,284
Denmark	2,151,336
Finland	3,303,921
France	9,769,477
Germany	29,441,962
Greece	2,481,561
Hong Kong	3,516,714

4

BlackRock Variable Series Funds, Inc. — BlackRock International Value V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)

Valuation	Investments in
Inputs	Securities
Assets
Hungary	1,081,142
Italy	9,722,804
Japan	38,727,058
Netherlands	3,746,947
Norway	3,567,927
South Korea	1,837,553
Spain	11,380,121
Switzerland	9,066,927
United Kingdom	21,914,481
Warrants
Cayman Islands	512,498
United Kingdom	894,491
United States	909,007
Short-Term Securities	225,930

Total Level 2	175,265,594

Total Level 3	—

Total	$186,449,309

Valuation	Other Financial
Inputs	Instruments[1]
	Assets	Liabilities
Level 1	—	—
Level 2	$1,079	$(493,200)
Level 3	—	—

Total	$1,079	$(493,200)

[1]	Other financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in
Securities
Assets
Australia
Balance, as of December 31, 2008	$9
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(9)
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance, as of September 30, 2009	$—

5

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Core V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 4.6%	Goodrich Corp.	45,000	$2,445,300
	Lockheed Martin Corp.	40,000	3,123,200
	Northrop Grumman Corp.	57,000	2,949,750
	Raytheon Co.	63,000	3,022,110

			11,540,360

Airlines - 0.3%	Copa Holdings SA, Class A	16,000	711,840

Beverages - 0.2%	The Coca-Cola Co.	9,000	483,300

Biotechnology - 1.6%	Amgen, Inc. (a)	66,000	3,975,180

Building Products - 0.1%	Armstrong World Industries, Inc. (a)	10,000	344,600

Capital Markets - 1.9%	The Goldman Sachs Group, Inc.	26,000	4,793,100

Chemicals - 1.3%	CF Industries Holdings, Inc.	31,000	2,673,130
	Lubrizol Corp.	10,000	714,600

			3,387,730

Commercial Banks - 0.3%	Wells Fargo & Co.	30,000	845,400

Commercial Services & Supplies - 1.1%	R.R. Donnelley & Sons Co.	125,000	2,657,500

Communications Equipment - 0.3%	Cisco Systems, Inc. (a)	31,000	729,740

Computers & Peripherals - 5.5%	Apple, Inc. (a)	8,000	1,482,960
	EMC Corp. (a)	197,000	3,356,880
	International Business Machines Corp.	52,000	6,219,720
	Western Digital Corp. (a)	76,000	2,776,280

			13,835,840

Containers & Packaging - 2.4%	Ball Corp.	17,000	836,400
	Bemis Co.	95,000	2,461,450
	Crown Holdings, Inc. (a)	101,000	2,747,200

			6,045,050

Diversified Consumer Services - 0.1%	Service Corp. International	43,000	301,430

Diversified Financial Services - 1.1%	Bank of America Corp.	72,000	1,218,240
	JPMorgan Chase & Co.	34,000	1,489,880

			2,708,120

Diversified Telecommunication Services - 5.4%	AT&T Inc.	234,000	6,320,340
	CenturyTel, Inc.	83,000	2,788,800
	Verizon Communications, Inc.	146,000	4,419,420

			13,528,560

Electric Utilities - 1.1%	Edison International	80,000	2,686,400

Energy Equipment & Services - 8.1%	BJ Services Co.	136,000	2,642,480
	Diamond Offshore Drilling, Inc. (b)	29,000	2,770,080
	ENSCO International, Inc.	69,000	2,935,260
	FMC Technologies, Inc. (a)	50,000	2,612,000
	Nabors Industries Ltd. (a)	143,000	2,988,700
	National Oilwell Varco, Inc. (a)	69,000	2,975,970
	Pride International, Inc. (a)	94,000	2,861,360
	Rowan Cos., Inc.	34,000	784,380

			20,570,230

Food & Staples Retailing - 0.1%	Wal-Mart Stores, Inc.	7,000	343,630

1

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Core V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Food Products - 1.2%	Archer-Daniels-Midland Co.	100,000	$2,922,000

Health Care Equipment & Supplies - 0.5%	Hospira, Inc. (a)	30,000	1,338,000

Health Care Providers & Services - 10.4%	Aetna, Inc.	97,000	2,699,510
	AmerisourceBergen Corp.	126,000	2,819,880
	Cigna Corp.	35,000	983,150
	Health Management Associates, Inc., Class A (a)	281,000	2,104,690
	Humana, Inc. (a)	55,000	2,051,500
	McKesson Corp.	50,000	2,977,500
	Medco Health Solutions, Inc. (a)	59,000	3,263,290
	Quest Diagnostics, Inc.	43,000	2,244,170
	Tenet Healthcare Corp. (a)	161,000	946,680
	UnitedHealth Group, Inc.	127,000	3,180,080
	WellPoint, Inc. (a)	62,000	2,936,320

			26,206,770

Health Care Technology - 0.4%	HLTH Corp. (a)	67,000	978,870

Household Products - 0.6%	The Procter & Gamble Co.	27,000	1,563,840

IT Services - 5.1%	Accenture Plc	69,000	2,571,630
	Amdocs Ltd. (a)	99,000	2,661,120
	DST Systems, Inc. (a)	53,000	2,374,400
	Fiserv, Inc. (a)	53,000	2,554,600
	The Western Union Co.	143,000	2,705,560

			12,867,310

Independent Power Producers & Energy Traders - 2.2%	The AES Corp. (a)	192,000	2,845,440
	NRG Energy, Inc. (a)	93,000	2,621,670

			5,467,110

Industrial Conglomerates - 0.7%	General Electric Co.	103,000	1,691,260

Insurance - 2.0%	Chubb Corp.	58,000	2,923,780
	HCC Insurance Holdings, Inc.	26,000	711,100
	The Travelers Cos., Inc.	3,000	147,690
	UnumProvident Corp.	54,000	1,157,760

			4,940,330

Internet Software & Services - 0.2%	Google, Inc., Class A (a)	1,000	495,850

Machinery - 3.2%	Flowserve Corp.	27,000	2,660,580
	Joy Global, Inc.	56,000	2,740,640
	Oshkosh Corp.	74,000	2,288,820
	Trinity Industries, Inc.	28,000	481,320

			8,171,360

Metals & Mining - 1.9%	Schnitzer Steel Industries, Inc., Class A	39,000	2,076,750
	Walter Industries, Inc.	46,000	2,762,760

			4,839,510

Multi-Utilities - 0.9%	CMS Energy Corp.	173,000	2,318,200

Multiline Retail - 2.0%	Kohl’s Corp. (a)	44,000	2,510,200
	Nordstrom, Inc. (b)	84,000	2,565,360

			5,075,560

2

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Core V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels - 13.3%	Alpha Natural Resources, Inc. (a)	73,000	$2,562,300
	Anadarko Petroleum Corp.	52,000	3,261,960
	Chevron Corp.	13,000	915,590
	ConocoPhillips	89,000	4,019,240
	Exxon Mobil Corp.	83,000	5,694,630
	Marathon Oil Corp.	97,000	3,094,300
	Murphy Oil Corp.	46,000	2,648,220
	Occidental Petroleum Corp.	49,000	3,841,600
	Peabody Energy Corp.	12,000	446,640
	Tesoro Corp.	160,000	2,396,800
	Valero Energy Corp.	140,000	2,714,600
	Williams Cos., Inc.	117,000	2,090,790

			33,686,670

Paper & Forest Products - 1.1%	International Paper Co.	125,000	2,778,750

Pharmaceuticals - 6.5%	Forest Laboratories, Inc. (a)	80,000	2,355,200
	Johnson & Johnson	105,000	6,393,450
	Pfizer, Inc.	16,000	264,800
	Schering-Plough Corp.	126,000	3,559,500
	Wyeth	83,000	4,032,140

			16,605,090

Road & Rail - 0.1%	CSX Corp.	4,000	167,440

Semiconductors & Semiconductor Equipment - 0.1%	Intel Corp.	16,000	313,120

Software - 4.0%	BMC Software, Inc. (a)	17,000	638,010
	CA, Inc.	118,000	2,594,820
	Microsoft Corp.	88,000	2,278,320
	Oracle Corp.	194,000	4,042,960
	Sybase, Inc. (a)	18,000	700,200

			10,254,310

Specialty Retail - 5.1%	Advance Auto Parts, Inc.	53,000	2,081,840
	The Gap, Inc.	127,000	2,717,800
	Ross Stores, Inc.	57,000	2,722,890
	The Sherwin-Williams Co.	41,000	2,466,560
	TJX Cos., Inc.	78,000	2,897,700

			12,886,790

Tobacco - 3.0%	Lorillard, Inc.	38,000	2,823,400
	Philip Morris International, Inc.	98,000	4,776,520

			7,599,920

	Total Long-Term Investments
	(Cost - $228,788,275) - 100.0%		252,656,070

3

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Core V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Beneficial
	Interest
Short-Term Securities	(000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (c)(d)(e)	$4,756	$4,755,950

Total Short-Term Securities (Cost - $4,755,950) - 1.9%		4,755,950

Total Investments (Cost - $233,544,225*) - 101.9%		257,412,020
Liabilities in Excess of Other Assets -(1.9)%		(4,699,849)

Net Assets - 100.0%		$252,712,171

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$242,735,551

Gross unrealized appreciation	$28,071,630
Gross unrealized depreciation	(13,395,161)

Net unrealized appreciation	$14,676,469

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	—	$740
BlackRock Liquidity Series, LLC Money Market Series	$2,355,950	$63,389

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

4

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Core V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets

Level 1 - Long-Term Investments[1]	$252,656,070
Level 2 - Short-Term Securities	4,755,950
Level 3	—

Total	$257,412,020

[1]	See above Schedule of Investments for values in each industry.

5

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Growth V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 6.0%	Goodrich Corp.	32,000	$1,738,880
	L-3 Communications Holdings, Inc.	20,000	1,606,400
	Lockheed Martin Corp.	29,000	2,264,320
	Northrop Grumman Corp.	34,000	1,759,500
	Raytheon Co.	45,000	2,158,650

			9,527,750

Biotechnology - 2.4%	Amgen, Inc. (a)	60,000	3,613,800
	Biogen Idec, Inc. (a)	5,000	252,600

			3,866,400

Capital Markets - 1.2%	The Goldman Sachs Group, Inc.	10,000	1,843,500

Chemicals - 1.5%	CF Industries Holdings, Inc.	21,000	1,810,830
	Terra Industries, Inc. (a)	18,000	624,060

			2,434,890

Commercial Services & Supplies - 1.4%	The Brink’s Co.	43,000	1,157,130
	Pitney Bowes, Inc.	42,000	1,043,700

			2,200,830

Communications Equipment - 0.6%	Cisco Systems, Inc. (a)	40,000	941,600

Computers & Peripherals - 8.5%	Apple, Inc. (a)	11,000	2,039,070
	EMC Corp. (a)	105,000	1,789,200
	International Business Machines Corp.	52,000	6,219,720
	Teradata Corp. (a)	59,000	1,623,680
	Western Digital Corp. (a)	50,000	1,826,500

			13,498,170

Containers & Packaging - 1.3%	Ball Corp.	28,000	1,377,600
	Crown Holdings, Inc. (a)	26,000	707,200

			2,084,800

Diversified Consumer Services - 0.6%	Brink's Home Security Holdings, Inc. (a)	29,000	892,910

Diversified Telecommunication Services - 0.8%	CenturyTel, Inc.	39,730	1,334,928

Energy Equipment & Services - 8.1%	Atwood Oceanics, Inc. (a)	54,000	1,904,580
	Diamond Offshore Drilling, Inc. (b)	20,000	1,910,400
	ENSCO International, Inc.	41,000	1,744,140
	FMC Technologies, Inc. (a)	36,000	1,880,640
	Helmerich & Payne, Inc.	8,000	316,240
	Oceaneering International, Inc. (a)	29,000	1,645,750
	Pride International, Inc. (a)	59,000	1,795,960
	Rowan Cos., Inc.	75,000	1,730,250

			12,927,960

Food & Staples Retailing - 0.1%	Wal-Mart Stores, Inc.	5,000	245,450

Food Products - 1.8%	Archer-Daniels-Midland Co.	62,000	1,811,640
	Sara Lee Corp.	101,000	1,125,140

			2,936,780

Health Care Providers &	Aetna, Inc.	60,000	1,669,800
Services - 12.4%	Community Health Systems, Inc. (a)	49,000	1,564,570

1

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Growth V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Health Management Associates, Inc., Class A (a)	224,000	$1,677,760
	Humana, Inc. (a)	45,000	1,678,500
	Lincare Holdings, Inc. (a)	55,000	1,718,750
	McKesson Corp.	33,000	1,965,150
	Medco Health Solutions, Inc. (a)	46,000	2,544,260
	Omnicare, Inc.	75,000	1,689,000
	Quest Diagnostics, Inc.	24,700	1,289,093
	UnitedHealth Group, Inc.	56,000	1,402,240
	Universal Health Services, Inc., Class B	15,000	928,950
	WellPoint, Inc. (a)	35,000	1,657,600

			19,785,673

Health Care Technology - 2.1%	HLTH Corp. (a)	115,000	1,680,150
	IMS Health, Inc.	106,000	1,627,100

			3,307,250

Hotels, Restaurants & Leisure - 0.6%	Brinker International, Inc.	60,000	943,800

Household Durables - 1.1%	Garmin Ltd. (b)	48,000	1,811,520

Household Products - 0.1%	The Procter & Gamble Co.	4,000	231,680

IT Services - 5.3%	Accenture Plc	43,000	1,602,610
	Amdocs Ltd. (a)	63,000	1,693,440
	Fiserv, Inc. (a)	36,000	1,735,200
	NeuStar, Inc., Class A (a)	67,000	1,514,200
	The Western Union Co.	104,000	1,967,680

			8,513,130

Independent Power Producers &	The AES Corp. (a)	132,000	1,956,240
Energy Traders - 2.6%	Mirant Corp. (a)	64,000	1,051,520
	NRG Energy, Inc. (a)	41,000	1,155,790

			4,163,550

Internet Software & Services - 0.3%	Google, Inc., Class A (a)	1,000	495,850

Life Sciences Tools & Services - 1.1%	Millipore Corp. (a)	24,000	1,687,920

Machinery - 3.3%	Flowserve Corp.	18,000	1,773,720
	Joy Global, Inc.	39,000	1,908,660
	Toro Co. (b)	40,000	1,590,800

			5,273,180

Metals & Mining - 2.1%	Schnitzer Steel Industries, Inc., Class A	28,000	1,491,000
	Walter Industries, Inc.	31,000	1,861,860

			3,352,860

Multiline Retail - 1.1%	Nordstrom, Inc. (b)	59,000	1,801,860

Oil, Gas & Consumable Fuels - 7.1%	Alpha Natural Resources, Inc. (a)	51,000	1,790,100
	El Paso Corp.	170,000	1,754,400
	Frontier Oil Corp.	116,000	1,614,720
	Murphy Oil Corp.	26,000	1,496,820
	Peabody Energy Corp.	54,000	2,009,880
	Quicksilver Resources, Inc. (a)	77,000	1,092,630
	Tesoro Corp.	100,000	1,498,000

			11,256,550

2

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Growth V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Personal Products - 1.0%	Herbalife Ltd.	51,000	$1,669,740

Pharmaceuticals - 6.8%	Endo Pharmaceuticals Holdings, Inc. (a)	11,000	248,930
	Forest Laboratories, Inc. (a)	46,600	1,371,904
	Johnson & Johnson	47,000	2,861,830
	Schering-Plough Corp.	98,000	2,768,500
	Sepracor, Inc. (a)	69,000	1,580,100
	Wyeth	41,000	1,991,780

			10,823,044

Road & Rail - 1.1%	Landstar System, Inc.	46,000	1,750,760

Semiconductors & Semiconductor Equipment - 1.7%	Texas Instruments, Inc.	112,000	2,653,280

Software - 10.0%	BMC Software, Inc. (a)	48,000	1,801,440
	CA, Inc.	77,000	1,693,230
	Compuware Corp. (a)	154,000	1,128,820
	Microsoft Corp.	118,000	3,055,020
	Novell, Inc. (a)	349,000	1,573,990
	Oracle Corp.	181,000	3,772,040
	Sybase, Inc. (a)	45,000	1,750,500
	Synopsys, Inc. (a)	50,800	1,138,936

			15,913,976

Specialty Retail - 7.2%	Advance Auto Parts, Inc.	38,000	1,492,640
	The Gap, Inc.	88,000	1,883,200
	Limited Brands, Inc.	102,000	1,732,980
	Office Depot, Inc. (a)	258,000	1,707,960
	RadioShack Corp.	42,000	695,940
	Ross Stores, Inc.	39,000	1,863,030
	TJX Cos., Inc.	56,000	2,080,400

			11,456,150

Tobacco - 4.1%	Lorillard, Inc.	28,000	2,080,400
	Philip Morris International, Inc.	91,000	4,435,340

			6,515,740

	Total Long-Term Investments (Cost - $147,186,550) - 105.4%		168,143,481

	Beneficial
	Interest
Short-Term Securities	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (c)(d)(e)	$6,204	6,203,720

Total Short-Term Securities (Cost - $6,203,720) - 3.9%		6,203,720

Total Investments (Cost - $153,390,270*) - 109.3%		174,347,201
Liabilities in Excess of Other Assets - (9.3)%		(14,750,209)

Net Assets - 100.0%		$159,596,992

3

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Growth V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$156,699,779

Gross unrealized appreciation	$22,635,820
Gross unrealized depreciation	(4,988,398)

Net unrealized appreciation	$17,647,422

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	—	$235
BlackRock Liquidity Series, LLC Cash Sweep Series	—	$3
BlackRock Liquidity Series, LLC Money Market Series	$5,650,720	$13,453

(e)	Security was purchased with the cash proceeds from securities loans.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

4

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Growth V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 - Long-Term Investments[1]	$168,143,481
Level 2 - Short-Term Securities	6,203,720
Level 3	—

Total	$174,347,201

[1]	See above Schedule of Investments for values in each industry.

5

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Value V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 3.6%	L-3 Communications Holdings, Inc.	20,000	$1,606,400
	Northrop Grumman Corp.	35,000	1,811,250
	Raytheon Co.	32,000	1,535,040

			4,952,690

Beverages - 1.1%	Coca-Cola Enterprises, Inc.	68,000	1,455,880

Biotechnology - 1.0%	Amgen, Inc. (a)	23,000	1,385,290

Capital Markets - 2.7%	The Goldman Sachs Group, Inc.	20,000	3,687,000

Chemicals - 3.1%	CF Industries Holdings, Inc.	17,000	1,465,910
	Lubrizol Corp.	20,000	1,429,200
	Terra Industries, Inc. (a)	39,000	1,352,130

			4,247,240

Commercial Banks - 0.2%	Wells Fargo & Co.	10,000	281,800

Commercial Services & Supplies - 1.2%	R.R. Donnelley & Sons Co.	75,000	1,594,500

Computers & Peripherals - 2.5%	EMC Corp. (a)	121,000	2,061,840
	Western Digital Corp. (a)	39,000	1,424,670

			3,486,510

Diversified Financial Services - 2.1%	Bank of America Corp.	67,000	1,133,640
	JPMorgan Chase & Co.	41,000	1,796,620

			2,930,260

Diversified Telecommunication Services - 8.4%	AT&T Inc.	204,000	5,510,040
	CenturyTel, Inc.	35,000	1,176,000
	Qwest Communications International Inc.	348,000	1,325,880
	Verizon Communications, Inc. (b)	119,000	3,602,130

			11,614,050

Electric Utilities - 1.2%	Edison International	48,000	1,611,840

Electrical Equipment - 1.0%	Thomas & Betts Corp. (a)	45,000	1,353,600

Energy Equipment & Services - 8.8%	BJ Services Co.	78,000	1,515,540
	ENSCO International, Inc.	36,000	1,531,440
	Nabors Industries Ltd. (a)	79,000	1,651,100
	National Oilwell Varco, Inc. (a)	46,000	1,983,980
	Pride International, Inc. (a)	37,000	1,126,280
	Rowan Cos., Inc.	63,000	1,453,410
	Tidewater, Inc.	32,000	1,506,880
	Unit Corp. (a)	33,000	1,361,250

			12,129,880

Food Products - 1.5%	Archer-Daniels-Midland Co.	55,000	1,607,100
	Sara Lee Corp.	41,000	456,740

			2,063,840

Health Care Providers & Services - 9.4%	Aetna, Inc.	56,000	1,558,480
	AmerisourceBergen Corp.	68,600	1,535,268
	Coventry Health Care, Inc. (a)	22,000	439,120
	Health Net, Inc. (a)	82,000	1,262,800
	Humana, Inc. (a)	37,000	1,380,100
	McKesson Corp.	27,000	1,607,850
	UnitedHealth Group, Inc.	84,000	2,103,360
	Universal Health Services, Inc., Class B	19,000	1,176,670
	WellPoint, Inc. (a)	39,000	1,847,040

			12,910,688

1

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Value V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

IT Services - 0.2%	Amdocs Ltd. (a)	8,000	$215,040

Independent Power Producers & Energy Traders - 2.3%	The AES Corp. (a)	100,000	1,482,000
	NRG Energy, Inc. (a)	61,000	1,719,590

			3,201,590

Industrial Conglomerates - 1.3%	General Electric Co.	110,000	1,806,200

Insurance - 10.2%	American Financial Group, Inc.	40,000	1,020,000
	Arch Capital Group Ltd. (a)	1,000	67,540
	Axis Capital Holdings Ltd.	49,000	1,478,820
	Chubb Corp.	38,000	1,915,580
	Everest Re Group Ltd.	17,000	1,490,900
	HCC Insurance Holdings, Inc.	54,000	1,476,900
	PartnerRe Ltd.	20,000	1,538,800
	RenaissanceRe Holdings Ltd.	26,000	1,423,760
	The Travelers Cos., Inc.	44,000	2,166,120
	UnumProvident Corp.	71,000	1,522,240

			14,100,660

Machinery - 2.0%	Joy Global, Inc.	30,000	1,468,200
	SPX Corp.	10,000	612,700
	Timken Co.	26,000	609,180

			2,690,080

Metals & Mining - 0.9%	Schnitzer Steel Industries, Inc., Class A	24,000	1,278,000

Multi-Utilities - 1.4%	CMS Energy Corp.	26,000	348,400
	NiSource, Inc.	111,000	1,541,790

			1,890,190

Oil, Gas & Consumable Fuels - 17.3%	Anadarko Petroleum Corp.	36,000	2,258,280
	Chevron Corp.	14,000	986,020
	ConocoPhillips	69,000	3,116,040
	El Paso Corp.	159,000	1,640,880
	Exxon Mobil Corp.	56,000	3,842,160
	Marathon Oil Corp.	61,000	1,945,900
	Murphy Oil Corp.	28,000	1,611,960
	Occidental Petroleum Corp.	8,000	627,200
	Overseas Shipholding Group, Inc.	35,000	1,307,950
	Southern Union Co.	38,000	790,020
	Tesoro Corp.	92,000	1,378,160
	Valero Energy Corp.	84,000	1,628,760
	Williams Cos., Inc.	90,000	1,608,300
	XTO Energy, Inc.	27,000	1,115,640

			23,857,270

Paper & Forest Products - 1.2%	International Paper Co.	74,000	1,645,020

Pharmaceuticals - 6.3%	Forest Laboratories, Inc. (a)	55,000	1,619,200
	Johnson & Johnson	39,000	2,374,710
	Pfizer, Inc.	21,000	347,550
	Schering-Plough Corp.	55,000	1,553,750
	Wyeth	56,000	2,720,480

			8,615,690

Software - 2.6%	BMC Software, Inc. (a)	20,000	750,600
	CA, Inc.	63,000	1,385,370
	Compuware Corp. (a)	131,000	960,230

2

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Value V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Synopsys, Inc. (a)	20,000	$448,400

			3,544,600

Specialty Retail - 4.3%	Barnes & Noble, Inc.	16,000	355,520
	The Gap, Inc.	65,000	1,391,000
	Limited Brands, Inc.	82,000	1,393,180
	Penske Auto Group, Inc. (b)	71,000	1,361,780
	RadioShack Corp.	85,000	1,408,450

			5,909,930

Tobacco - 2.2%	Lorillard, Inc.	20,000	1,486,000
	Reynolds American, Inc.	34,000	1,513,680

			2,999,680

	Total Long-Term Investments (Cost - $117,154,519) - 100.0%		137,459,018

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.29% (c)(d)(e)	$3,586	3,586,000

	Total Short-Term Securities (Cost - $3,586,000) - 2.6%		3,586,000

	Total Investments
	(Cost - $120,740,519*) - 102.6%		141,045,018
	Liabilities in Excess of Other Assets - (2.6)%		(3,571,757)

	Net Assets - 100.0%		$137,473,261

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$125,590,624

Gross unrealized appreciation	$20,384,731
Gross unrealized depreciation	(4,930,337)

Net unrealized appreciation	$15,454,394

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC Money Market Series	$3,586,000	$29,219

(d)	Security was purchased with the cash proceeds from securities loans.

(e)	Represents the current yield as of report date.

3

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Value V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 - Long-Term Investments[1]	$137,459,018
Level 2 - Short-Term Securities	3,586,000
Level 3	—

Total	$141,045,018

[1]	See above Schedule of Investments for values in each industry.

4

BlackRock Variable Series Funds, Inc. — BlackRock Money Market V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

Certificates of Deposit

State Street Bank and Trust Co., 0.34%, 10/07/09	$1,000	$1,000,000
State Street Bank and Trust Co.., 0.29%, 10/27/09	12,000	12,000,000

Total Certificates of Deposit - 5.5%		13,000,000

Commercial Paper (a)

Antalis U.S. Funding Corp., 0.40%, 10/09/09	9,000	8,999,200
Antalis U.S. Funding Corp., 0.27%, 11/10/09	3,000	2,999,100
Atlantis One Funding Corp., 0.33% - 0.37%, 10/02/09	10,600	10,599,895
Atlantis One Funding Corp., 0.27%, 11/23/09	1,499	1,498,404
Barton Capital Corp., 0.34%, 10/02/09	3,000	2,999,972
Barton Capital Corp., 0.23%, 12/01/09	4,000	3,998,441
CAFCO, LLC, 0.27%, 10/21/09	3,000	2,999,550
CHARTA, LLC, 0.25%, 11/03/09	3,000	2,999,312
CHARTA, LLC, 0.24%, 11/18/09	2,500	2,499,200
Cancara Asset Securitization, LLC, 0.30%, 11/16/09	3,500	3,498,658
Cancara Asset Securitization, LLC, 0.30%, 11/23/09	3,000	2,998,675
Ciesco, LLC, 0.29%, 10/02/09	1,750	1,749,986
Deutsche Bank Financial, LLC, 0.30%, 11/03/09	6,000	5,998,350
Fairway Finance Co., LLC, 0.33%, 10/13/09	7,000	6,999,230
Fairway Finance Co., LLC, 0.28%, 11/09/09	3,000	2,999,090
JPMorgan Chase Funding, Inc., 0.28%, 11/04/09	3,000	2,999,207
JPMorgan Chase Funding, Inc., 0.28%, 11/13/09	5,000	4,998,328
Kitty Hawk Funding Corp., 0.32%, 10/16/09	2,000	1,999,733
Mont Blanc Capital Corp., 0.26%, 12/08/09	6,000	5,997,053
Nieuw Amsterdam Receivables Corp., 0.40%, 10/08/09	1,100	1,099,914
Nordea North America, Inc., 0.24%, 12/18/09	5,000	4,997,400
Old Line Funding, LLC, 0.25%, 12/02/09	2,061	2,060,113
Rabobank USA Financial Corp., 0.50%, 12/24/09	3,000	2,996,500
Romulus Funding Corp., 0.50%, 10/16/09	7,500	7,498,438
Romulus Funding Corp., 0.45%, 10/26/09	4,400	4,398,625
Scaldis Capital LLC, 0.27%, 10/13/09	3,000	2,999,730
Societe Generale North America, Inc., 0.42%, 1/27/10	8,000	7,988,987
Societe Generale North America, Inc., 0.73% - 0.80%, 11/06/09	4,000	3,996,870
Solitaire Funding LLC, 0.35%, 10/09/09	5,000	4,999,611
Solitaire Funding LLC, 0.32%, 10/22/09	2,200	2,199,589
Straight-A Funding, LLC, 0.35%, 10/09/09	3,900	3,899,697
Straight-A Funding, LLC, 0.27%, 11/16/09	2,000	1,999,310
Straight-A Funding, LLC, 0.23%, 12/15/09	500	499,760
UBS Finance (Delaware), LLC, 0.55%, 10/09/09	12,500	12,498,472

Total Commercial Paper - 60.4%		143,964,400

1

BlackRock Variable Series Funds, Inc. — BlackRock Money Market V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

Municipal Bonds

City of Charlotte North Carolina, COP, VRDN, Taxable, NASCAR, Series D, 0.42%, 10/07/09 (b)	$7,800	$7,800,000

Total Municipal Bonds - 3.3%		7,800,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes, 0.42%, 8/05/10 (a)	1,530	1,529,530
Federal Home Loan Bank Discount Notes, 0.16%, 11/27/09 (a)	3,000	2,999,240
Federal Home Loan Bank Discount Notes, 0.30%, 1/08/10 (a)	3,000	2,997,525
Federal Home Loan Bank Discount Notes, 0.30%, 1/20/10 (a)	5,000	4,995,375
Federal Home Loan Bank Discount Notes, 0.33%, 2/18/10 (a)	3,000	2,996,150
Federal Home Loan Bank Variable Rate Notes, 0.67%, 2/05/10 (c)	1,585	1,585,000
Federal Home Loan Bank Variable Rate Notes, 0.76%, 2/26/10 (c)	1,665	1,665,000
Federal Home Loan Bank Variable Rate Notes, 0.39%, 7/09/10 (c)	3,005	3,004,536
Federal Home Loan Bank Variable Rate Notes, 0.50%, 10/08/10 (c)	2,000	1,999,386
Freddie Mac Discount Notes, 0.51%, 7/06/10 (a)	2,500	2,490,154
Freddie Mac Variable Rate Notes, 0.41%, 7/14/10 (c)	2,000	1,999,453
Freddie Mac Variable Rate Notes, 0.39%, 8/24/10 (c)	1,315	1,315,051
Freddie Mac Variable Rate Notes, 0.31%, 9/03/10 (c)	2,680	2,679,504
Freddie Mac Variable Rate Notes, 0.26%, 12/30/10 (c)	15,000	15,011,044
Freddie Mac Variable Rate Notes, 0.31%, 2/14/11 (c)	2,400	2,399,647
Freddie Mac Variable Rate Notes, 0.35%, 5/05/11 (c)	4,000	3,998,078

Total U.S. Government Sponsored Agency Obligations - 22.5%		53,664,673

U.S. Treasury Obligations (a)

U.S. Treasury Bills, 0.71%, 12/17/09	6,000	5,990,952
U.S. Treasury Bills, 0.35%, 12/31/09	5,000	4,995,627
U.S. Treasury Bills, 0.19%, 3/25/10	1,000	999,101
U.S. Treasury Bills, 0.31% - 0.39%, 7/15/10	15,300	15,259,251
U.S. Treasury Bills, 0.47%, 7/29/10	570	567,760

Total U.S. Treasury Obligations - 11.7%		27,812,691

Repurchase Agreements

Deutsche Bank Securities, Inc., 0.06%, 10/01/09 (Purchased on 9/30/09 to be repurchased at $360,060, collateralized by Federal Home Loan Bank, 3.88%, 1/15/10)	360	360,000

Total Repurchase Agreements - 0.1%		360,000

Total Investments (Cost — $246,601,764*) - 103.5%		246,601,764

Liabilities in Excess of Other Assets — (3.5)%		(8,408,535)

Net Assets - 100.0%		$238,193,229

*	Cost for federal income tax purposes.

(a)	Rates shown are the discount rates paid at the time of purchase.

(b)	Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date.
•	Portfolio Abbreviations:

COP	Certificates of Participation

VRDN	Variable Rate Demand Notes

2

BlackRock Variable Series Funds, Inc. — Money Market V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Securities
Valuation Inputs	Assets
Level 1	—
Level 2 - Total Investments[1]	$246,601,764
Level 3	—

Total	$246,601,764

[1]	See above Schedule of Investments for values in each security type.

3

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.7%	Boeing Co.	12,028	$651,316
	General Dynamics Corp.	6,428	415,249
	Goodrich Corp.	2,063	112,103
	Honeywell International, Inc.	12,163	451,855
	ITT Corp.	2,956	154,155
	L-3 Communications Holdings, Inc.	1,929	154,937
	Lockheed Martin Corp.	5,433	424,209
	Northrop Grumman Corp.	5,340	276,345
	Precision Castparts Corp.	2,200	224,114
	Raytheon Co.	6,546	314,012
	Rockwell Collins, Inc.	2,583	131,216
	United Technologies Corp.	15,464	942,222

			4,251,733

Air Freight & Logistics - 1.0%	C.H. Robinson Worldwide, Inc.	2,700	155,925
	Expeditors International Washington, Inc.	3,500	123,025
	FedEx Corp.	5,055	380,237
	United Parcel Service, Inc., Class B	16,300	920,461

			1,579,648

Airlines - 0.1%	Southwest Airlines Co.	11,875	114,000

Auto Components - 0.2%	The Goodyear Tire & Rubber Co. (a)	4,034	68,699
	Johnson Controls, Inc.	9,838	251,459

			320,158

Automobiles - 0.3%	Ford Motor Co. (a)	52,262	376,809
	Harley-Davidson, Inc.	3,952	90,896

			467,705

Beverages - 2.6%	Brown-Forman Corp., Class B	1,672	80,624
	The Coca-Cola Co.	37,996	2,040,385
	Coca-Cola Enterprises, Inc.	4,937	105,701
	Constellation Brands, Inc., Class A (a)	3,200	48,480
	Dr. Pepper Snapple Group, Inc. (a)	4,200	120,750
	Molson Coors Brewing Co., Class B	2,382	115,956
	Pepsi Bottling Group, Inc.	2,204	80,314
	PepsiCo, Inc.	25,639	1,503,984

			4,096,194

Biotechnology - 1.7%	Amgen, Inc. (a)	16,623	1,001,203
	Biogen Idec, Inc. (a)	4,726	238,758
	Celgene Corp. (a)	7,400	413,660
	Cephalon, Inc. (a)	1,200	69,888
	Genzyme Corp. (a)	4,300	243,939
	Gilead Sciences, Inc. (a)	15,000	698,700

			2,666,148

Building Products - 0.0%	Masco Corp.	6,051	78,179

Capital Markets - 2.9%	Ameriprise Financial, Inc.	4,295	156,037
	The Bank of New York Mellon Corp.	19,467	564,348
	The Charles Schwab Corp.	15,365	294,240
	E*Trade Financial Corp. (a)	18,000	31,500
	Federated Investors, Inc., Class B	1,400	36,918
	Franklin Resources, Inc.	2,422	243,653
	The Goldman Sachs Group, Inc.	8,380	1,544,853
	Invesco Ltd. - ADR	6,900	157,044
	Janus Capital Group, Inc.	2,611	37,024
	Legg Mason, Inc.	2,500	77,575
	Morgan Stanley	22,263	687,481

1

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Northern Trust Corp.	4,001	$232,698
	State Street Corp.	7,993	420,432
	T. Rowe Price Group, Inc.	4,286	195,870

			4,679,673

Chemicals - 2.0%	Air Products & Chemicals, Inc.	3,489	270,677
	Airgas, Inc.	1,400	67,718
	CF Industries Holdings, Inc.	900	77,607
	The Dow Chemical Co.	18,636	485,840
	E.I. du Pont de Nemours & Co.	14,796	475,543
	Eastman Chemical Co.	1,258	67,353
	Ecolab, Inc.	3,676	169,941
	FMC Corp.	1,200	67,500
	International Flavors & Fragrances, Inc.	1,399	53,064
	Monsanto Co.	8,934	691,492
	PPG Industries, Inc.	2,643	153,849
	Praxair, Inc.	5,154	421,030
	Sigma-Aldrich Corp.	2,034	109,795

			3,111,409

Commercial Banks - 2.7%	BB&T Corp.	10,996	299,531
	Comerica, Inc.	2,426	71,979
	Fifth Third Bancorp	12,519	126,817
	First Horizon National Corp. (a)	3,487	46,127
	Huntington Bancshares, Inc.	12,105	57,015
	KeyCorp	15,003	97,520
	M&T Bank Corp. (b)	1,400	87,248
	Marshall & Ilsley Corp.	5,700	45,999
	The PNC Financial Services Group, Inc. (c)	7,548	366,757
	Regions Financial Corp.	19,993	124,157
	SunTrust Banks, Inc.	8,096	182,565
	U.S. Bancorp	31,304	684,305
	Wells Fargo & Co.	76,567	2,157,658
	Zions Bancorporation	1,924	34,574

			4,382,252

Commercial Services & Supplies - 0.5%	Avery Dennison Corp.	1,667	60,029
	Cintas Corp.	2,136	64,742
	Iron Mountain, Inc. (a)	3,000	79,980
	Pitney Bowes, Inc.	3,415	84,863
	R.R. Donnelley & Sons Co.	3,444	73,219
	Republic Services, Inc., Class A	5,399	143,451
	Stericycle, Inc. (a)	1,400	67,830
	Waste Management, Inc.	8,010	238,858

			812,972

Communications Equipment - 2.6%	Ciena Corp. (a)	1,614	26,276
	Cisco Systems, Inc. (a)	94,615	2,227,237
	Harris Corp.	2,100	78,960
	JDS Uniphase Corp. (a)	3,534	25,127
	Juniper Networks, Inc. (a)	8,800	237,776
	Motorola, Inc.	37,036	318,139
	QUALCOMM, Inc.	27,268	1,226,515
	Tellabs, Inc. (a)	6,633	45,900

			4,185,930

Computers & Peripherals - 5.5%	Apple, Inc. (a)	14,690	2,723,085
	Dell, Inc. (a)	27,876	425,388

2

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	EMC Corp. (a)	32,804	$558,980
	Hewlett-Packard Co.	38,843	1,833,778
	International Business Machines Corp.	21,534	2,575,682
	Lexmark International, Inc., Class A (a)	1,407	30,307
	NetApp, Inc. (a)	5,365	143,138
	QLogic Corp. (a)	2,186	37,599
	SanDisk Corp. (a)	3,900	84,630
	Sun Microsystems, Inc. (a)	12,278	111,607
	Teradata Corp. (a)	2,900	79,808
	Western Digital Corp. (a)	3,700	135,161

			8,739,163

Construction & Engineering - 0.2%	Fluor Corp.	2,948	149,906
	Jacobs Engineering Group, Inc. (a)	2,000	91,900
	Quanta Services, Inc. (a)	3,200	70,816

			312,622

Construction Materials - 0.1%	Vulcan Materials Co. (b)	1,950	105,437

Consumer Finance - 0.7%	American Express Co.	19,478	660,304
	Capital One Financial Corp.	7,532	269,118
	Discover Financial Services, Inc.	8,581	139,270
	SLM Corp. (a)	7,523	65,601

			1,134,293

Containers & Packaging - 0.2%	Ball Corp.	1,536	75,571
	Bemis Co.	1,556	40,316
	Owens-Illinois, Inc. (a)	2,700	99,630
	Pactiv Corp. (a)	2,167	56,450
	Sealed Air Corp.	2,520	49,468

			321,435

Distributors - 0.1%	Genuine Parts Co.	2,638	100,402

Diversified Consumer Services - 0.2%	Apollo Group, Inc., Class A (a)	2,000	147,340
	DeVry, Inc.	1,100	60,852
	H&R Block, Inc.	5,362	98,554

			306,746

Diversified Financial Services - 4.4%	Bank of America Corp.	141,828	2,399,730
	CME Group, Inc.	1,071	330,071
	Citigroup, Inc.	213,751	1,034,555
	IntercontinentalExchange, Inc. (a)	1,300	126,347
	JPMorgan Chase & Co.	64,501	2,826,434
	Leucadia National Corp.	2,900	71,688
	Moody's Corp.	3,304	67,600
	The NASDAQ Stock Market, Inc. (a)	2,200	46,310
	NYSE Euronext	4,300	124,227

			7,026,962

Diversified Telecommunication Services - 2.8%	AT&T Inc.	96,702	2,611,921
	CenturyTel, Inc.	4,805	161,448
	Frontier Communications Corp.	5,203	39,231
	Qwest Communications International Inc.	24,496	93,330
	Verizon Communications, Inc.	46,618	1,411,127
	Windstream Corp.	7,202	72,956

			4,390,013

Electric Utilities - 2.0%	Allegheny Energy, Inc.	2,822	74,839
	American Electric Power Co., Inc.	7,518	232,983
	Duke Energy Corp.	20,731	326,306
	Edison International	5,396	181,198

3

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Entergy Corp.	3,172	$253,316
	Exelon Corp.	10,878	539,766
	FPL Group, Inc.	6,714	370,814
	FirstEnergy Corp.	4,988	228,051
	Northeast Utilities Inc.	2,600	61,724
	PPL Corp.	6,258	189,868
	Pepco Holdings, Inc.	4,200	62,496
	Pinnacle West Capital Corp.	1,724	56,582
	Progress Energy, Inc.	4,429	172,997
	The Southern Co.	12,818	405,946

			3,156,886

Electrical Equipment - 0.4%	Emerson Electric Co.	12,550	503,004
	Rockwell Automation, Inc.	2,283	97,256

			600,260

Electronic Equipment, Instruments & Components - 0.5%	Agilent Technologies, Inc. (a)	5,862	163,139
	Amphenol Corp., Class A	2,900	109,272
	Corning, Inc.	25,758	394,355
	Flir Systems, Inc. (a)	2,300	64,331
	Jabil Circuit, Inc.	3,415	45,795
	Molex, Inc.	2,263	47,251

			824,143

Energy Equipment & Services - 1.8%	BJ Services Co.	4,600	89,378
	Baker Hughes, Inc.	5,008	213,641
	Cameron International Corp. (a)	3,600	136,152
	Diamond Offshore Drilling, Inc.	1,200	114,624
	ENSCO International, Inc.	2,300	97,842
	FMC Technologies, Inc. (a)	2,100	109,704
	Halliburton Co.	14,604	396,060
	Nabors Industries Ltd. (a)	4,492	93,883
	National Oilwell Varco, Inc. (a)	6,802	293,370
	Rowan Cos., Inc.	1,835	42,333
	Schlumberger Ltd.	19,690	1,173,524
	Smith International, Inc.	3,600	103,320

			2,863,831

Food & Staples Retailing - 2.7%	CVS Caremark Corp.	23,666	845,823
	Costco Wholesale Corp.	7,105	401,148
	The Kroger Co.	10,726	221,385
	SUPERVALU, Inc.	3,538	53,282
	SYSCO Corp.	9,971	247,779
	Safeway, Inc.	7,147	140,939
	Walgreen Co.	16,044	601,169
	Wal-Mart Stores, Inc.	35,416	1,738,571
	Whole Foods Market, Inc. (a)	2,200	67,078

			4,317,174

Food Products - 1.6%	Archer-Daniels-Midland Co.	10,482	306,284
	Campbell Soup Co.	3,393	110,680
	ConAgra Foods, Inc.	7,332	158,958
	Dean Foods Co. (a)	2,800	49,812
	General Mills, Inc.	5,408	348,167
	H.J. Heinz Co.	5,049	200,698
	The Hershey Co.	2,648	102,901
	Hormel Foods Corp.	1,300	46,176
	The J.M. Smucker Co.	2,000	106,020

4

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Kellogg Co.	4,089	$201,301
	Kraft Foods, Inc.	24,371	640,226
	McCormick & Co., Inc.	2,100	71,274
	Sara Lee Corp.	11,517	128,299
	Tyson Foods, Inc., Class A	4,600	58,098

			2,528,894

Gas Utilities - 0.1%	EQT Corp.	2,200	93,720
	Nicor, Inc.	729	26,674
	Questar Corp.	2,800	105,168

			225,562

Health Care Equipment & Supplies - 1.9%	Baxter International, Inc.	10,058	573,407
	Becton Dickinson & Co.	3,988	278,163
	Boston Scientific Corp. (a)	24,525	259,720
	C.R. Bard, Inc.	1,554	122,160
	CareFusion Corp. (a)	2,968	64,702
	Dentsply International, Inc.	2,500	86,350
	Hospira, Inc. (a)	2,552	113,819
	Intuitive Surgical, Inc. (a)	636	166,791
	Medtronic, Inc.	18,162	668,362
	St. Jude Medical, Inc. (a)	5,588	217,988
	Stryker Corp.	4,496	204,253
	Varian Medical Systems, Inc. (a)	2,000	84,260
	Zimmer Holdings, Inc. (a)	3,616	193,275

			3,033,250

Health Care Providers & Services - 1.9%	Aetna, Inc.	7,372	205,163
	AmerisourceBergen Corp.	5,140	115,033
	Cardinal Health, Inc.	5,937	159,112
	Cigna Corp.	4,389	123,287
	Coventry Health Care, Inc. (a)	2,350	46,906
	DaVita, Inc. (a)	1,600	90,624
	Express Scripts, Inc. (a)	4,400	341,352
	Humana, Inc. (a)	2,757	102,836
	Laboratory Corp. of America Holdings (a)	1,800	118,260
	McKesson Corp.	4,407	262,437
	Medco Health Solutions, Inc. (a)	7,866	435,068
	Patterson Cos., Inc. (a)	1,400	38,150
	Quest Diagnostics, Inc.	2,500	130,475
	Tenet Healthcare Corp. (a)	6,712	39,467
	UnitedHealth Group, Inc.	19,258	482,220
	WellPoint, Inc. (a)	7,904	374,333

			3,064,723

Health Care Technology - 0.0%	IMS Health, Inc.	3,014	46,265

Hotels, Restaurants & Leisure - 1.4%	Carnival Corp.	7,173	238,717
	Darden Restaurants, Inc.	2,161	73,755
	International Game Technology	5,008	107,572
	Marriott International, Inc., Class A	4,301	118,668
	McDonald's Corp.	17,872	1,019,955
	Starbucks Corp. (a)	11,844	244,579
	Starwood Hotels & Resorts Worldwide, Inc.	3,109	102,690
	Wyndham Worldwide Corp.	2,965	48,389
	Wynn Resorts Ltd. (a)	1,100	77,979
	Yum! Brands, Inc.	7,584	256,036

			2,288,340

5

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Household Durables - 0.4%	Black & Decker Corp.	1,085	$50,225
	DR Horton, Inc.	4,300	49,063
	Fortune Brands, Inc.	2,399	103,109
	Harman International Industries, Inc.	1,100	37,268
	KB Home	1,378	22,889
	Leggett & Platt, Inc.	2,555	49,567
	Lennar Corp., Class A	2,550	36,338
	Newell Rubbermaid, Inc.	4,385	68,801
	Pulte Homes, Inc.	5,599	61,533
	Snap-On, Inc.	1,041	36,185
	The Stanley Works	1,441	61,516
	Whirlpool Corp.	1,313	91,857

			668,351

Household Products - 2.5%	Clorox Co.	2,168	127,522
	Colgate-Palmolive Co.	8,185	624,352
	Kimberly-Clark Corp.	6,721	396,405
	The Procter & Gamble Co.	47,884	2,773,441

			3,921,720

IT Services - 1.1%	Affiliated Computer Services, Inc., Class A (a)	1,500	81,255
	Automatic Data Processing, Inc.	8,355	328,352
	Cognizant Technology Solutions Corp. (a)	4,700	181,702
	Computer Sciences Corp. (a)	2,408	126,926
	Convergys Corp. (a)	1,934	19,224
	Fidelity National Information Services, Inc.	2,900	73,979
	Fiserv, Inc. (a)	2,655	127,971
	MasterCard, Inc., Class A	1,547	312,726
	Paychex, Inc.	5,260	152,803
	Total System Services, Inc.	3,300	53,163
	The Western Union Co.	11,808	223,407

			1,681,508

Independent Power Producers & Energy Traders - 0.2%	The AES Corp. (a)	11,322	167,792
	Constellation Energy Group, Inc.	3,552	114,978
	Dynegy, Inc., Class A (a)	10,334	26,352

			309,122

Industrial Conglomerates - 2.4%	3M Co.	11,446	844,715
	General Electric Co.	174,265	2,861,431
	Textron, Inc.	4,260	80,855

			3,787,001

Insurance - 2.6%	AON Corp.	4,475	182,088
	Aflac, Inc.	7,742	330,893
	The Allstate Corp.	8,945	273,896
	American International Group, Inc. (a)(b)	2,225	98,145
	Assurant, Inc.	1,800	57,708
	Chubb Corp.	5,896	297,217
	Cincinnati Financial Corp.	2,566	66,690
	Genworth Financial, Inc., Class A	7,500	89,625
	Hartford Financial Services Group, Inc.	6,077	161,041
	Lincoln National Corp.	4,752	123,124
	Loews Corp.	6,028	206,459
	MBIA, Inc. (a)	3,188	24,739
	Marsh & McLennan Cos., Inc.	8,360	206,743
	MetLife, Inc.	13,253	504,542
	Principal Financial Group, Inc.	5,100	139,689
	The Progressive Corp.	11,100	184,038

6

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Prudential Financial, Inc.	7,500	$374,325
	Torchmark Corp.	1,397	60,672
	The Travelers Cos., Inc.	9,437	464,584
	UnumProvident Corp.	5,689	121,972
	XL Capital Ltd., Class A	5,855	102,228

			4,070,418

Internet & Catalog Retail - 0.4%	Amazon.com, Inc. (a)	5,400	504,144
	Expedia, Inc. (a)	3,400	81,430

			585,574

Internet Software & Services - 1.8%	Akamai Technologies, Inc. (a)	2,700	53,136
	eBay, Inc. (a)	18,200	429,702
	Google, Inc., Class A (a)	3,940	1,953,649
	VeriSign, Inc. (a)	3,200	75,808
	Yahoo! Inc. (a)	19,860	353,707

			2,866,002

Leisure Equipment & Products - 0.1%	Eastman Kodak Co.	4,511	21,563
	Hasbro, Inc.	2,045	56,749
	Mattel, Inc.	5,980	110,391

			188,703

Life Sciences Tools & Services - 0.4%	Life Technologies Corp. (a)	2,860	133,133
	Millipore Corp. (a)	1,031	72,510
	PerkinElmer, Inc.	1,909	36,729
	Thermo Fisher Scientific, Inc. (a)	6,836	298,528
	Waters Corp. (a)	1,500	83,790

			624,690

Machinery - 1.5%	Caterpillar, Inc.	10,084	517,612
	Cummins, Inc.	3,380	151,458
	Danaher Corp.	4,266	287,187
	Deere & Co.	6,976	299,410
	Dover Corp.	3,034	117,598
	Eaton Corp.	2,668	150,982
	Flowserve Corp.	1,000	98,540
	Illinois Tool Works, Inc.	6,432	274,711
	PACCAR, Inc.	6,003	226,373
	Pall Corp.	1,910	61,655
	Parker Hannifin Corp.	2,702	140,072

			2,325,598

Media - 2.6%	CBS Corp., Class B	11,103	133,791
	Comcast Corp., Class A	47,552	803,153
	The DIRECTV Group, Inc. (a)(b)	7,700	212,366
	Gannett Co., Inc.	3,847	48,126
	Interpublic Group of Cos., Inc. (a)	7,692	57,844
	The McGraw-Hill Cos., Inc.	5,204	130,829
	Meredith Corp.	632	18,922
	The New York Times Co., Class A	1,877	15,241
	News Corp., Class A	37,300	447,227
	Omnicom Group Inc.	5,234	193,344
	Scripps Networks Interactive	1,400	51,730
	Time Warner Cable, Inc.	5,992	258,195
	Time Warner, Inc.	19,682	566,448
	Viacom, Inc., Class B (a)	10,103	283,288
	Walt Disney Co.	30,482	837,036
	The Washington Post Co., Class B	95	44,468
			4,102,008

7

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Metals & Mining - 0.9%	AK Steel Holding Corp.	1,900	$37,487
	Alcoa, Inc. (d)	15,624	204,987
	Allegheny Technologies, Inc.	1,561	54,619
	Freeport-McMoRan Copper & Gold, Inc., Class B	6,816	467,646
	Newmont Mining Corp.	8,003	352,292
	Nucor Corp.	5,140	241,631
	Titanium Metals Corp.	1,400	13,426
	United States Steel Corp.	2,289	101,563

			1,473,651

Multi-Utilities - 1.2%	Ameren Corp.	3,797	95,988
	CMS Energy Corp.	3,954	52,984
	CenterPoint Energy, Inc.	5,683	70,640
	Consolidated Edison, Inc.	4,358	178,416
	DTE Energy Co.	2,623	92,172
	Dominion Resources, Inc.	9,522	328,509
	Integrys Energy Group, Inc.	1,452	52,112
	NiSource, Inc.	4,611	64,047
	PG&E Corp.	5,981	242,171
	Public Service Enterprise Group, Inc.	8,328	261,832
	SCANA Corp.	1,900	66,310
	Sempra Energy	4,017	200,087
	TECO Energy, Inc.	3,615	50,899
	Wisconsin Energy Corp.	2,000	90,340
	Xcel Energy, Inc.	7,184	138,220

			1,984,727

Multiline Retail - 0.8%	Big Lots, Inc. (a)	1,445	36,154
	Family Dollar Stores, Inc.	2,227	58,793
	JCPenney Co., Inc.	3,935	132,806
	Kohl's Corp. (a)	4,925	280,971
	Macy's, Inc.	6,806	124,482
	Nordstrom, Inc.	2,568	78,427
	Sears Holdings Corp. (a)	870	56,820
	Target Corp.	12,334	575,751

			1,344,204

Office Electronics - 0.1%	Xerox Corp.	14,223	110,086

Oil, Gas & Consumable Fuels - 9.4%	Anadarko Petroleum Corp.	8,136	510,371
	Apache Corp.	5,466	501,943
	Cabot Oil & Gas Corp., Class A	1,600	57,200
	Chesapeake Energy Corp.	10,300	292,520
	Chevron Corp.	32,907	2,317,640
	ConocoPhillips	24,324	1,098,472
	Consol Energy, Inc.	3,000	135,330
	Denbury Resources, Inc. (a)	4,300	65,059
	Devon Energy Corp.	7,202	484,911
	EOG Resources, Inc.	4,132	345,063
	El Paso Corp.	11,412	117,772
	Exxon Mobil Corp.	78,846	5,409,624
	Hess Corp.	4,615	246,718
	Marathon Oil Corp.	11,580	369,402
	Massey Energy Co.	1,400	39,046
	Murphy Oil Corp.	3,100	178,467
	Noble Energy, Inc.	2,800	184,688
	Occidental Petroleum Corp.	13,258	1,039,427

8

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Peabody Energy Corp.	4,300	$160,046
	Pioneer Natural Resources Co.	1,900	68,951
	Range Resources Corp.	2,500	123,400
	Southwestern Energy Co. (a)	5,700	243,276
	Spectra Energy Corp.	10,265	194,419
	Sunoco, Inc.	1,856	52,803
	Tesoro Corp.	2,200	32,956
	Valero Energy Corp.	9,300	180,327
	Williams Cos., Inc.	9,507	169,890
	XTO Energy, Inc.	9,491	392,168

			15,011,889

Paper & Forest Products - 0.2%	International Paper Co.	7,024	156,144
	MeadWestvaco Corp.	2,742	61,174
	Weyerhaeuser Co.	3,529	129,338

			346,656

Personal Products - 0.2%	Avon Products, Inc.	6,994	237,516
	The Estée Lauder Cos., Inc., Class A	1,800	66,744

			304,260

Pharmaceuticals - 6.7%	Abbott Laboratories	25,320	1,252,580
	Allergan, Inc.	4,954	281,189
	Bristol-Myers Squibb Co.	32,763	737,823
	Eli Lilly & Co.	16,648	549,883
	Forest Laboratories, Inc. (a)	4,918	144,786
	Johnson & Johnson	45,153	2,749,366
	King Pharmaceuticals, Inc. (a)	4,016	43,252
	Merck & Co., Inc.	34,779	1,100,060
	Mylan, Inc. (a)	4,930	78,929
	Pfizer, Inc.	111,160	1,839,698
	Schering-Plough Corp.	26,911	760,236
	Watson Pharmaceuticals, Inc. (a)	1,640	60,090
	Wyeth	21,951	1,066,380

			10,664,272

Professional Services - 0.1%	Dun & Bradstreet Corp.	1,000	75,320
	Equifax, Inc.	2,079	60,582
	Monster Worldwide, Inc. (a)	1,971	34,453
	Robert Half International, Inc.	2,486	62,200

			232,555

Real Estate Investment Trusts (REITs) - 1.1%	Apartment Investment & Management Co., Class A	2,270	33,483
	AvalonBay Communities, Inc.	1,444	105,022
	Boston Properties, Inc.	2,200	144,210
	Equity Residential	4,500	138,150
	HCP, Inc.	4,600	132,204
	Health Care REIT, Inc.	1,800	74,916
	Host Marriott Corp.	9,500	111,815
	Kimco Realty Corp.	5,800	75,632
	Plum Creek Timber Co., Inc.	2,800	85,792
	ProLogis	7,700	91,784
	Public Storage	2,100	158,004
	Simon Property Group, Inc.	4,571	317,379
	Ventas, Inc.	2,400	92,400
	Vornado Realty Trust	2,478	159,608

			1,720,399

Real Estate Management & Development - 0.0%	CB Richard Ellis Group, Inc. (a)	3,500	41,090

9

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Road & Rail - 0.9%	Burlington Northern Santa Fe Corp.	4,366	$348,538
	CSX Corp.	6,608	276,611
	Norfolk Southern Corp.	6,186	266,678
	Ryder System, Inc.	1,084	42,341
	Union Pacific Corp.	8,314	485,122

			1,419,290

Semiconductors & Semiconductor Equipment - 2.5%	Advanced Micro Devices, Inc. (a)	10,072	57,008
	Altera Corp.	4,847	99,412
	Analog Devices, Inc.	4,673	128,881
	Applied Materials, Inc.	21,962	294,291
	Broadcom Corp., Class A (a)	7,197	220,876
	Intel Corp.	91,788	1,796,291
	KLA-Tencor Corp.	2,800	100,408
	LSI Corp. (a)	10,496	57,623
	Linear Technology Corp.	3,764	103,999
	MEMC Electronic Materials, Inc. (a)	3,800	63,194
	Microchip Technology, Inc.	3,000	79,500
	Micron Technology, Inc. (a)	13,226	108,453
	National Semiconductor Corp.	3,408	48,632
	Novellus Systems, Inc. (a)	1,542	32,351
	Nvidia Corp. (a)	9,100	136,773
	Teradyne, Inc. (a)	2,638	24,402
	Texas Instruments, Inc.	20,371	482,589
	Xilinx, Inc.	4,413	103,352

			3,938,035

Software - 3.9%	Adobe Systems, Inc. (a)	8,760	289,430
	Autodesk, Inc. (a)	3,752	89,298
	BMC Software, Inc. (a)	3,101	116,381
	CA, Inc.	6,546	143,947
	Citrix Systems, Inc. (a)	2,929	114,905
	Compuware Corp. (a)	4,118	30,185
	Electronic Arts, Inc. (a)	5,200	99,060
	Intuit, Inc. (a)	5,286	150,651
	McAfee, Inc. (a)	2,500	109,475
	Microsoft Corp. (d)	127,086	3,290,257
	Novell, Inc. (a)	5,682	25,626
	Oracle Corp.	64,085	1,335,531
	Red Hat, Inc. (a)	3,200	88,448
	Salesforce.com, Inc. (a)	1,700	96,781
	Symantec Corp. (a)	13,730	226,133

			6,206,108

Specialty Retail - 1.8%	Abercrombie & Fitch Co., Class A	1,400	46,032
	AutoNation, Inc. (a)	1,583	28,621
	AutoZone, Inc. (a)	608	88,902
	Bed Bath & Beyond, Inc. (a)	4,348	163,224
	Best Buy Co., Inc.	5,518	207,035
	GameStop Corp., Class A (a)	2,600	68,822
	The Gap, Inc.	7,603	162,704
	Home Depot, Inc.	27,959	744,828
	Limited Brands, Inc.	4,579	77,797
	Lowe's Cos., Inc.	24,122	505,115
	Office Depot, Inc. (a)	4,440	29,393
	O'Reilly Automotive, Inc. (a)	2,200	79,508

10

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	RadioShack Corp.	2,083	$34,515
	The Sherwin-Williams Co.	1,566	94,211
	Staples, Inc.	11,692	271,488
	TJX Cos., Inc.	6,856	254,700
	Tiffany & Co.	1,947	75,018

			2,931,913

Textiles, Apparel & Luxury Goods - 0.5%	Coach, Inc.	5,400	177,768
	Nike, Inc., Class B	6,534	422,750
	Polo Ralph Lauren Corp.	1,000	76,620
	VF Corp.	1,408	101,981

			779,119

Thrifts & Mortgage Finance - 0.1%	Hudson City Bancorp, Inc.	8,300	109,145
	People’s United Financial, Inc.	5,900	91,804

			200,949

Tobacco - 1.6%	Altria Group, Inc.	33,989	605,344
	Lorillard, Inc.	2,800	208,040
	Philip Morris International, Inc.	31,689	1,544,522
	Reynolds American, Inc.	2,700	120,204

			2,478,110

Trading Companies & Distributors - 0.1%	Fastenal Co. (b)	2,100	81,270
	W.W. Grainger, Inc.	1,121	100,173

			181,443

Wireless Telecommunication Services - 0.3%	American Tower Corp., Class A (a)	6,600	240,240
	MetroPCS Communications, Inc. (a)	4,200	39,312
	Sprint Nextel Corp. (a)	46,591	184,034

			463,586

	Total Long-Term Investments (Cost - $105,286,565) - 96.2%		153,095,439

	Short-Term Securities

	BlackRock Liquidity Funds,
	TempFund, 0.20% (c)(e)	5,968,432	5,968,432

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (c)(e)(f)	$448	448,325

Total Short-Term Securities (Cost - $6,416,757) - 4.0%		6,416,757

Total Investments (Cost - $111,703,322*) - 100.2%		159,512,196
Liabilities in Excess of Other Assets - (0.2)%		(316,643)

Net Assets - 100.0%		$159,195,553

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$118,540,811

Gross unrealized appreciation	$56,671,429
Gross unrealized depreciation	(15,700,044)

Net unrealized appreciation	$40,971,385

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

11

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase		Sale	Realized
Affiliate	Cost		Cost	Loss	Income

BlackRock Liquidity Funds, TempFund	$5,968,432	*	—	—	$4,225
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$3,077,200 **	—	$3,288
BlackRock Liquidity Series, LLC Money Market Series	$107,825	*	—	—	$42,443
The PNC Financial Services Group, Inc.	$22,778		$289,814	$(263,817)	$6,588

*	Represents net purchase cost.

**	Represents net sale cost.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•	Financial futures contracts purchased as of September 30, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation

116	S&P 500 E-MINI	December 2009	$6,050,321	$56,499

•	Portfolio Abbreviations:

ADR American Depositary Receipts
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

12

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation	Securities
Inputs	Assets

Level 1
Long-Term Investments[1]	$153,095,439
Short-Term Securities	5,968,432

Total Level 1	159,063,871

Level 2 - Short-Term Securities	448,325
Level 3	—

Total	$159,512,196

[1]	See above Schedule of Investments for values in each industry.

Other Financial
Valuation	Instruments[2]
Inputs	Assets

Level 1	$56,499
Level 2	—
Level 3	—

Total	$56,499

[2]	Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

13

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Asset-Backed Securities	(000)	Value

Asset-Backed Securities - 10.1%	ACE Securities Corp., Series 2003-OP1, Class A2, 0.61%, 12/25/33 (a)	$122	$40,465
	ACE Securities Corp., Series 2005-ASP1, Class M1, 0.93%, 9/25/35 (a)	2,000	145,000
	Bear Stearns Asset Backed Securities Trust, Series 2005-4, Class A, 0.58%, 1/25/36 (a)	253	237,021
	Bear Stearns Asset Backed Securities Trust, Series 2005-HE10, Class A2, 0.54%, 11/25/35 (a)	413	399,250
	Bear Stearns Asset Backed Securities Trust, Series 2005-SD1, Class 1A2, 0.55%, 7/25/27 (a)	910	847,691
	Bear Stearns Asset Backed Securities Trust, Series 2006-HE8, Class 1A1, 0.32%, 10/25/36 (a)	339	330,260
	Chase Issuance Trust, Series 2009-A7, Class A7, 0.70%, 9/17/12 (a)	2,045	2,045,157
	Countrywide Asset Backed Certificates, Series 2003-BC3, Class A2, 0.87%, 9/25/33 (a)	172	115,827
	Countrywide Asset Backed Certificates, Series 2004-5, Class A, 0.70%, 10/25/34 (a)	315	214,577
	Countrywide Asset Backed Certificates, Series 2004-13, Class AF4, 4.58%, 1/25/33 (a)	1,468	1,240,492
	Countrywide Asset Backed Certificates, Series 2007-1, Class 2A1, 0.30%, 7/25/37 (a)	1,477	1,377,310
	Daimler Chrysler Auto Trust, Series 2006-D, Class A3, 4.98%, 2/08/11	592	596,366
	IXIS Real Estate Capital Trust, Series 2007-HE1, Class A1, 0.31%, 5/25/37 (a)	877	442,171
	Irwin Home Equity Corp., Series 2005-C, Class 1A1, 0.51%, 4/25/30 (a)	175	165,213
	JPMorgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 0.32%, 11/25/36 (a)	192	185,687
	Lehman XS Trust, Series 2005-5N, Class 3A2, 0.61%, 11/25/35 (a)	897	243,080
	Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.55%, 12/25/34 (a)	155	113,890
	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A2A, 0.30%, 11/25/36 (a)	423	415,032
	New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.51%, 6/25/35 (a)	487	380,143
	Option One Mortgage Loan Trust, Series 2003-4, Class A2, 0.89%, 7/25/33 (a)	492	337,821
	Park Place Securities, Inc., Series 2005-WCH1, Class A1B, 0.55%, 1/25/36 (a)	2	2,214

1

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Asset-Backed Securities	(000)	Value

	Park Place Securities, Inc., Series 2005-WCH1, Class A3D, 0.59%, 1/25/36 (a)	$40	$40,094
	RAAC, Series 2005-SP2, Class 2A, 0.55%, 6/25/44 (a)	1,747	777,665
	Residential Asset Mortgage Products, Inc., Series 2005-RS3, Class AI2, 0.42%, 3/25/35 (a)	66	64,572
	Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.83%, 7/25/33 (a)	194	84,878
	SLM Student Loan Trust, Series 2002-1, Class A2, 0.61%, 4/25/17 (a)	1,124	1,117,683
	SLM Student Loan Trust, Series 2005-4, Class A2, 0.58%, 4/26/21 (a)	570	564,998
	SLM Student Loan Trust, Series 2008-5, Class A2, 1.60%, 10/25/16 (a)	2,770	2,815,392
	SLM Student Loan Trust, Series 2008-5, Class A3, 1.80%, 1/25/18 (a)	700	716,909
	SLM Student Loan Trust, Series 2008-5, Class A4, 2.20%, 7/25/23 (a)	1,890	1,957,887
	Structured Asset Securities Corp., Series 2004-23XS, Class 2A1, 0.55%, 1/25/35 (a)	574	349,315
	USAA Auto Owner Trust, Series 2006-4, Class A4, 4.98%, 10/15/12	2,825	2,924,794

	Total Asset-Backed Securities - 10.1%		21,288,854

Industry	Corporate Bonds

Aerospace & Defense - 0.0%	L-3 Communications Corp., 5.88%, 1/15/15	70	69,650

Air Freight & Logistics - 0.0%	United Parcel Service, Inc., 6.20%, 1/15/38	40	46,747

Airlines - 0.4%	American Airlines, Inc., Series 2003-1, 3.86%, 1/09/12	350	339,291
	Continental Airlines, Inc., Series 2002-1, 6.56%, 8/15/13	600	570,000

			909,291

Capital Markets - 1.4%	The Bear Stearns Cos., Inc., 0.68%, 7/19/10 (a)	505	506,238
	The Goldman Sachs Group, Inc., 5.25%, 10/15/13	600	636,969
	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (b)(c)	1,025	103
	Morgan Stanley, 0.53%, 1/09/12 (a)	400	389,303
	Morgan Stanley, 6.25%, 8/28/17	115	119,699
	Morgan Stanley, 5.63%, 9/23/19	350	344,155
	Morgan Stanley, Series F, 5.55%, 4/27/17	905	901,568

			2,898,035

Chemicals - 0.3%	Huntsman International LLC, 7.88%, 11/15/14	350	326,375
	Huntsman International LLC, 7.38%, 1/01/15	105	95,288
	NOVA Chemicals Corp., 6.50%, 1/15/12	80	78,200
	NOVA Chemicals Corp., 5.72%, 11/15/13 (a)	175	154,438

			654,301

Commercial Banks - 0.9%	Corporacion Andina de Fomento, 6.88%, 3/15/12	810	874,479
	Eksportfinans A/S, 5.50%, 5/25/16	700	756,121
	Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (d)	200	202,971

			1,833,571

Consumer Finance - 0.3%	SLM Corp., 5.40%, 10/25/11	625	576,700

2

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Containers & Packaging - 0.2%	Ball Corp., 7.13%, 9/01/16	$175	$178,500
	Ball Corp., 7.38%, 9/01/19	175	177,625

			356,125

Diversified Financial Services - 1.1%	CIT Group, Inc., 4.25%, 2/01/10	60	43,258
	CIT Group, Inc., 4.75%, 12/15/10	65	44,903
	CIT Group, Inc., 5.80%, 7/28/11	75	51,009
	CIT Group, Inc., 5.40%, 2/13/12	55	36,098
	General Electric Capital Corp., 6.15%, 8/07/37	440	417,550
	JPMorgan Chase Bank NA, 6.00%, 7/05/17	805	845,525
	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	745	783,553

			2,221,896

Diversified Telecommunication Services - 2.0%	AT&T, Inc., 6.50%, 9/01/37	1,350	1,450,585
	Qwest Communications International, Inc., 7.50%, 2/15/14	100	98,750
	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14	40	39,500
	Qwest Corp., 8.88%, 3/15/12	75	78,938
	Telefonica Emisiones SAU, 4.95%, 1/15/15	700	742,566
	Verizon Communications, Inc., 8.75%, 11/01/18 (e)	1,450	1,811,413

			4,221,752

Electric Utilities - 0.5%	Florida Power & Light Co., 5.95%, 2/01/38	375	425,586
	Florida Power Corp., 6.40%, 6/15/38	225	266,172
	Southern California Edison Co., Series 08-A, 5.95%, 2/01/38	225	255,352

			947,110

Food Products - 0.6%	Kraft Foods, Inc., 6.50%, 8/11/17	1,185	1,281,871

Hotels, Restaurants & Leisure - 0.3%	Harrah’s Operating Co., Inc., 10.00%, 12/15/18 (d)	137	108,915
	Wendy’s International, Inc., 6.25%, 11/15/11	435	435,000

			543,915

Household Durables - 1.5%	Centex Corp., 5.13%, 10/01/13	764	760,180
	D.R. Horton, Inc., 6.88%, 5/01/13	630	642,600
	D.R. Horton, Inc., 6.13%, 1/15/14	705	699,713
	D.R. Horton, Inc., 5.63%, 9/15/14	185	178,525
	KB Home, 6.38%, 8/15/11	111	112,110
	Lennar Corp., Series B, 5.60%, 5/31/15	290	267,525
	Pulte Homes, Inc., 5.20%, 2/15/15	215	204,250
	Ryland Group, Inc., 5.38%, 5/15/12	195	195,000
	Toll Brothers Finance Corp., 4.95%, 3/15/14	180	173,870

			3,233,773

IT Services - 0.5%	First Data Corp., 9.88%, 9/24/15	455	420,306
	Sabre Holdings Corp., 8.35%, 3/15/16	810	676,350

			1,096,656

Independent Power Producers & Energy Traders - 0.4%	TXU Corp., 5.55%, 11/15/14	940	641,500
	Texas Competitive Electric Holdings Co. LLC, Series B, 10.25%, 11/01/15 (f)	388	279,360

			920,860

3

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Insurance - 0.9%	Hartford Life Global Funding Trusts, 0.48%, 6/16/14 (a)	$1,275	$949,334
	Metropolitan Life Global Funding I, 5.13%, 4/10/13 (d)(e)	875	907,225

			1,856,559

Internet & Catalog Retail - 0.3%	Expedia, Inc., 7.46%, 8/15/18	660	699,600

Media - 2.7%	Comcast Corp., 6.45%, 3/15/37	630	667,100
	Comcast Corp., 6.95%, 8/15/37	90	100,455
	Cox Communications, Inc., 8.38%, 3/01/39 (d)	475	585,948
	News America Holdings, Inc., 9.25%, 2/01/13	330	387,662
	News America, Inc., 6.40%, 12/15/35	390	393,423
	News America, Inc., 6.75%, 1/09/38	555	582,434
	Rainbow National Services LLC, 10.38%, 9/01/14 (d)	490	515,725
	Time Warner Cable, Inc., 5.85%, 5/01/17	340	358,478
	Time Warner Cos., Inc., 9.13%, 1/15/13	1,790	2,078,577

			5,669,802

Multiline Retail - 0.2%	Macy’s Retail Holdings, Inc., 5.35%, 3/15/12	390	379,620
	The May Department Stores Co., 5.75%, 7/15/14	100	93,955

			473,575

Oil, Gas & Consumable Fuels - 2.8%	BP Capital Markets Plc, 3.13%, 3/10/12	915	945,264
	Cenovus Energy, Inc., 6.75%, 11/15/39 (d)	355	382,524
	ConocoPhillips, 4.60%, 1/15/15	1,130	1,206,042
	Enterprise Products Operating LLC, 6.13%, 10/15/39	275	277,846
	Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11	430	432,150
	Kinder Morgan, Inc., 6.50%, 9/01/12	130	133,574
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	800	843,831
	Sabine Pass LNG LP, 7.50%, 11/30/16	530	452,488
	Shell International Finance B.V., 4.00%, 3/21/14	1,050	1,102,937
	Tennessee Gas Pipeline Co., 7.00%, 10/15/28	135	143,851

			5,920,507

Pharmaceuticals - 1.1%	Eli Lilly & Co., 3.55%, 3/06/12	435	455,536
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	650	698,316
	Roche Holdings, Inc., 2.39%, 2/25/11 (a)(d)	215	220,836
	Roche Holdings, Inc., 5.00%, 3/01/14 (d)	950	1,027,022

			2,401,710

Real Estate Investment Trusts (REITs) - 0.1%	iStar Financial, Inc., 5.65%, 9/15/11	170	117,300

Road & Rail - 0.0%	The Hertz Corp., 8.88%, 1/01/14	90	90,900

Software - 0.3%	Oracle Corp., 5.75%, 4/15/18	470	517,865

Wireless Telecommunication Services - 1.8%	Verizon Wireless Capital LLC, 3.75%, 5/20/11 (d)	2,030	2,094,406
	Verizon Wireless Capital LLC, 8.50%, 11/15/18 (d)	400	499,453
	Vodafone Group Plc, 4.15%, 6/10/14	1,200	1,232,311

			3,826,170

	Total Corporate Bonds - 20.6%		43,386,241

4

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Foreign Agency Obligations	(000)	Value

	Japan Finance Corp., 2.00%, 6/24/11	$585	$592,478
	Landwirtschaftliche Rentenbank, 4.13%, 7/15/13	75	79,032
	Landwirtschaftliche Rentenbank, Series E, 5.25%, 7/02/12	260	283,336
	Landwirtschaftliche Rentenbank, Series E, 4.38%, 1/15/13	170	180,447
	Landwirtschaftliche Rentenbank, Series E, 4.00%, 2/02/15	150	156,047
	Mexico Government International Bond, 6.38%, 1/16/13	596	653,514
	Province of Ontario Canada, 4.10%, 6/16/14	830	877,530

	Total Foreign Agency Obligations - 1.3%		2,822,384

	Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 11.0%	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1, 5.37%, 8/25/35 (a)	5,195	4,357,137
	CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.00%, 10/25/37	2,230	1,683,907
	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 0.34%, 11/25/36 (a)	493	457,205
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-0A5, Class 2A1, 0.45%, 4/25/46 (a)	371	176,048
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-0A5, Class 3A1, 0.45%, 4/25/46 (a)	702	327,838
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J3, Class A10, 6.00%, 7/25/37	1,617	1,384,955
	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21	406	270,318
	First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.50%, 8/25/35 (a)	435	393,806
	Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.05%, 11/25/34 (a)	331	247,171
	Impac Secured Assets CMN Owner Trust, Series 2004-3, Class M1, 1.15%, 11/25/34 (a)	2,200	575,234
	JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, 7/25/36	174	159,611
	JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, 3/25/22	183	155,241
	Residential Accredit Loans, Inc., Series 2006-Q02, Class A1, 0.47%, 2/25/46 (a)	544	252,055
	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.73%, 4/25/37 (a)	2,595	1,778,821
	Structured Asset Securities Corp., Series 2005-GEL2, Class A, 0.53%, 4/25/35 (a)	203	175,127
	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.67%, 5/25/47 (a)	430	224,682
	WaMu Mortgage Pass-Through Certificates, Series 2007-0A5, Class 1A, 1.65%, 6/25/47 (a)	374	201,180
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 2A1, 5.11%, 9/25/35 (a)	3,342	3,055,991

5

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Non-Agency Mortgage-Backed Securities	(000)	Value

	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A5, 5.05%, 3/25/36 (a)	$2,090	$1,557,187
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR3, Class A4, 5.71%, 3/25/36 (a)	2,584	1,923,149
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.78%, 4/25/36 (a)	400	295,358
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 2A1, 6.10%, 9/25/36 (a)	604	476,719
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 5.66%, 10/25/36 (a)	3,049	2,363,884
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1, 5.34%, 10/25/36 (a)	911	689,665

			23,182,289

Commercial Mortgage-Backed Securities - 16.1%	Bank of America Commercial Mortgage, Inc., Series 2003-2, Class A3, 4.87%, 3/11/41 (a)	2,800	2,906,604
	Bear Stearns Commercial Mortgage Securities, Series 1998-C1, Class A2, 6.44%, 6/16/30	60	60,367
	Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.70%, 6/11/50	450	398,387
	CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A1, 4.11%, 12/15/35	851	865,187
	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2, 7.20%, 1/15/32	590	589,167
	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	230	207,855
	Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (a)	815	800,760
	First Union National Bank Commercial Mortgage, Series 1999-C4, Class E, 8.15%, 12/15/31 (a)(d)	2,770	2,758,626
	First Union National Bank Commercial Mortgage, Series 2001-C2, Class B, 6.82%, 1/12/43	3,275	3,370,623
	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.51%, 4/10/38 (a)	2,850	2,869,691
	Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4, 4.76%, 6/10/36	4,180	4,210,435
	Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A5, 4.88%, 6/10/36	2,720	2,724,531
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A3, 6.43%, 4/15/35	2,735	2,822,380
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD1, Class A2, 5.80%, 6/15/49 (a)	950	952,440
	LB-UBS Commercial Mortgage Trust, Series 2000-C3 Class A2, 7.95%, 5/15/25 (a)	1,444	1,454,945

6

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Non-Agency Mortgage-Backed Securities	(000)	Value

	Morgan Stanley Capital I, Series 2007-HQ12, Class A2, 5.63%, 4/12/49 (a)	$345	$330,603
	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE, Class A2, 7.57%, 11/15/36 (a)	937	941,686
	Salomon Brothers Mortgage Securities VII, Inc., Series 2000-C1, Class A2, 7.52%, 2/18/32 (a)	617	618,412
	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, 5.11%, 7/15/42 (a)	2,480	2,482,635
	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A3, 5.21%, 10/15/44 (a)	775	779,974
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3, 6.01%, 6/15/45 (a)	1,970	1,831,155

			33,976,463

	Total Non-Agency Mortgage-Backed Securities - 27.1%		57,158,752

	Preferred Securities

Industry	Capital Trusts

Capital Markets - 0.0%	Goldman Sachs Capital II, 5.79% (a)(g)	115	82,800
	Lehman Brothers Holdings Capital Trust VII, 5.86% (b)(c)(g)	185	19

			82,819

Commercial Banks - 0.5%	Barclays Bank Plc, 8.55% (a)(d)(g)	1,250	1,137,500

Diversified Financial Services - 0.9%	General Electric Capital Corp., 6.38%, 11/15/67 (a)	665	550,288
	JPMorgan Chase & Co., 7.90% (a)(g)	855	820,945
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	395	397,515

			1,768,748

Insurance - 1.6%	Chubb Corp., 6.38%, 3/29/67 (a)	675	607,500
	Lincoln National Corp., 7.00%, 5/17/66 (a)	470	336,050
	MetLife, Inc., 6.40%, 12/15/66	895	756,275
	Progressive Corp., 6.70%, 6/15/67 (a)	650	558,804
	Reinsurance Group of America, 6.75%, 12/15/65 (a)	345	243,749
	The Travelers Cos., Inc., 6.25%, 3/15/67 (a)	830	729,758
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(d)	133	107,730

			3,339,866

	Total Preferred Securities - 3.0%		6,328,933

	Taxable Municipal Bonds

County/City/Special District/School District - 0.1%	Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44	170	191,083

Diversified Consumer Services - 0.1%	Leland Stanford Junior University, 4.25%, 5/01/16	300	311,850

7

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Taxable Municipal Bonds	(000)	Value

State - 1.4%	New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39	$350	$368,347
	State of California, GO, Taxable, Various Purpose 3, 5.45%, 4/01/15	1,575	1,663,625
	State of Texas, GO, Build America Bonds Taxable (Municipal Government Guaranteed), 5.52%, 4/01/39	835	885,175

			2,917,147

Transportation - 0.4%	Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39	430	534,365
	Port Authority of New York & New Jersey, RB, Consolidated, One Hundred Fifty, Nine, 6.04%, 12/01/29	255	281,543

			815,908

Utilities - 0.2%	Chicago Metropolitan Water Reclamation District, GO, Build America Bonds, 5.72%, 12/01/38	315	345,983

	Total Taxable Municipal Bonds - 2.2%		4,581,971

	U.S. Government Sponsored Obligations

	U.S. Treasury Notes, 1.00%, 9/30/11	725	725,566
	U.S. Treasury Notes, 2.38%, 9/30/14	2,130	2,135,495
	U.S. Treasury Notes, 3.00%, 9/30/16 (h)	14,200	14,256,573
	U.S. Treasury Notes, 3.63%, 8/15/19 (h)	2,370	2,432,582
	U.S. Treasury Notes, 5.25%, 2/15/29 (h)	1,600	1,857,250
	U.S. Treasury Notes, 4.25%, 5/15/39	475	491,402
	U.S. Treasury Strips, 0.00%, 8/15/20 (h)	4,000	2,634,532

	Total U.S. Government Sponsored Obligations - 11.6%		24,533,400

	U.S. Government Sponsored Agency Securities

Agency Obligations - 3.9%	Fannie Mae, 5.25%, 9/15/16 (e)(i)	1,675	1,876,114
	Federal Home Loan Bank of Chicago, 5.63%, 6/13/16 (e)	1,285	1,296,949
	Federal Home Loan Banks, 5.38%, 5/15/19 (h)	2,940	3,224,186
	Freddie Mac, 1.75%, 6/15/12	800	804,223
	Tennessee Valley Authority, 5.25%, 9/15/39	1,060	1,118,430

			8,319,902

Collateralized Mortgage Obligations - 2.6%	Fannie Mae Trust, Series 2005-47, Class PA, 5.50%, 9/25/24	95	95,498
	Fannie Mae Trust, Series 2007-108, Class AN, 8.83%, 11/25/37 (a)	1,092	1,199,587
	Freddie Mac Multiclass Certificates, Series 3068, Class VA, 5.50%, 10/15/16	1,078	1,138,275
	Freddie Mac Multiclass Certificates, Series 3087, Class VA, 5.50%, 3/15/15	2,886	3,046,379

			5,479,739

8

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	U.S. Government Sponsored Agency Securities	(000)	Value

Federal Deposit Insurance	Citibank NA, 1.38%, 8/10/11	$3,400	$3,412,158
Corporation Guaranteed - 5.9%	Citigroup Funding, Inc., 2.13%, 7/12/12	940	950,377
	Citigroup Funding, Inc., 1.88%, 10/22/12	1,800	1,803,487
	General Electric Capital Corp., 2.25%, 3/12/12	1,100	1,119,865
	General Electric Capital Corp., 2.00%, 9/28/12	1,100	1,106,130
	General Electric Capital Corp., 2.13%, 12/21/12	2,385	2,406,663
	General Electric Capital Corp., 2.63%, 12/28/12	1,550	1,588,054

			12,386,734

Interest Only Collateralized Mortgage Obligations - 0.1%	Ginnie Mae Trust, Series 2009-26, Class SC, 5.95%, 1/16/38 (a)	1,780	172,350

Mortgaged-Backed Securities - 50.0%	Fannie Mae Mortgage Backed Securities:
	4.00%, 10/15/39 - 10/20/39 (j)	2,100	2,108,907
	4.50%, 10/15/24 - 11/15/39 (j)	26,046	26,403,751
	4.84%, 8/01/38(a)	1,516	1,582,961
	5.00%, 1/01/23 - 10/15/39 (j)	24,452	25,450,483
	5.50%, 10/15/24 - 10/15/39 (j)	17,732	18,618,053
	6.00%, 2/01/17 - 10/15/39 (j)	13,594	14,390,427
	6.50%, 11/15/39 (j)	2,100	2,236,500
	Freddie Mac Mortgage Backed Securities:
	5.00%, 2/01/22 - 10/15/39 (j)	2,869	3,011,609
	5.05%, 4/01/38 (a)	1,342	1,406,706
	5.50%, 10/01/34 - 10/15/39 (j)	5,327	5,575,660
	Ginnie Mae Mortgage Backed Securities:
	5.00%, 10/15/39 (j)	4,000	4,138,752
	6.00%, 10/15/39 (j)	400	422,250

			105,346,059

	Total U.S. Government Sponsored Agency Securities - 62.5%		131,704,784

	Total Long-Term Investments (Cost — $300,550,125) - 138.4%		291,805,319

	Options Purchased	Contracts (k)

Over-the-Counter Call Swaptions	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 10/14/09, Broker JPMorgan Chase Bank NA	5	9
	Receive a fixed rate of 2.37% and pay a floating rate based on 3-month LIBOR, expiring 11/16/09, Broker Goldman Sachs International	5	168
	Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 11/06/09, Broker JPMorgan Chase Bank NA	4	180
	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 11/30/09, Broker Morgan Stanley Capital Services, Inc.	11	36,784

9

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts (k)	Value

	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 12/17/09, Broker Morgan Stanley Capital Services, Inc.	8	36,128
	Receive a fixed rate of 3.40% and pay a floating rate based on 3-month LIBOR, expiring 4/17/10, Broker Deutsche Bank AG	5	120,539
	Receive a fixed rate of 1.95% and pay a floating rate based on 3-month LIBOR, expiring 9/03/10, Broker Citibank NA	17	91,084
	Receive a fixed rate of 1.92% and pay a floating rate based on 3-month LIBOR, expiring 9/02/10, Broker Morgan Stanley Capital Services, Inc.	16	88,229
	Receive a fixed rate of 3.71% and pay a floating rate based on 3-month LIBOR, expiring 4/07/11, Broker JPMorgan Chase Bank NA	3	104,653
	Receive a fixed rate of 5.71% and pay a floating rate based on 3-month LIBOR, expiring 5/19/12, Broker Deutsche Bank AG	10	1,402,540

			1,880,314

Over-the-Counter Put Swaptions	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 3/15/10, Broker Royal Bank of Scotland Plc	10	112,181
	Pay a fixed rate of 3.40% and receive a floating rate based 3-month LIBOR, expiring 4/17/10, Broker Deutsche Bank AG	5	255,156
	Pay a fixed rate of 1.95% and receive a floating rate based on 3-month LIBOR, expiring 9/18/10, Broker Citibank NA	17	83,747
	Pay a fixed rate of 1.92% and receive a floating rate based on 3-month LIBOR, expiring 9/02/10, Broker Morgan Stanley Capital Services, Inc.	17	85,125
	Pay a fixed rate of 3.71% and receive a floating rate based 3-month LIBOR, expiring 4/07/11, Broker JPMorgan Chase Bank NA	3	179,579
	Pay a fixed rate of 5.71% and receive a floating rate based on 3-month LIBOR, expiring 5/19/12, Broker Deutsche Bank AG	10	323,250

			1,039,038

	Total Options Purchased (Cost - $2,186,203) - 1.4%		2,919,352

	Total Investments Before TBA Sale Commitments and Options Written (Cost - $302,736,328*) - 139.8%		294,724,671

10

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	TBA Sale Commitments (j)	(000)	Value

	Fannie Mae Mortgage Backed Securities:
	4.50%, 10/15/24 - 11/15/39	$(4,100)	$(4,152,529)
	5.00%, 1/01/23 - 10/15/39	(16,400)	(17,017,809)
	5.50%, 10/15/24 - 10/15/39	(8,400)	(8,785,879)
	6.00%, 2/01/17 - 10/15/39	(12,300)	(12,976,500)
	Freddie Mac Mortgage Backed Securities,	(2,700)	(2,828,438)
	5.00%, 2/01/22 - 10/15/39
	Ginnie Mae Mortgage Backed Securities, 6.00%, 10/15/39	(400)	(422,250)

	Total TBA Sale Commitments (Proceeds Received — $45,812,076) — (22.0)%		(46,183,405)

	Options Written	Contracts (k)

Over-the-Counter Call Swaptions	Pay a fixed rate of 3.58% and receive a floating rate based on 3-month LIBOR, expiring 1/16/10, Broker Deutsche Bank AG	7	(171,624)
	Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, expiring 3/20/10, Broker Citibank NA	3	(129,834)
	Pay a fixed rate of 3.96% and receive a floating rate based on 3-month LIBOR, expiring 3/22/10, Broker Citibank NA	3	(128,722)
	Pay a fixed rate of 4.88% and receive a floating rate based on 3-month LIBOR, expiring 5/22/10, Broker Deutsche Bank AG	5	(579,010)
	Pay a fixed rate of 3.80% and receive a floating rate based on 3-month LIBOR, expiring 5/15/10, Broker Morgan Stanley Capital Services, Inc.	12	(486,756)
	Pay a fixed rate of 4.80% and receive a floating rate based on 3-month LIBOR, expiring 6/11/10, Broker Citibank NA	4	(362,365)
	Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, expiring 8/21/10, Broker Goldman Sachs International	2	(121,577)
	Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, expiring 8/21/10, Broker Morgan Stanley Capital Services, Inc.	2	(109,619)
	Pay a fixed rate of 4.13% and receive a floating rate based on 3-month LIBOR, expiring 9/08/10, Broker Citibank NA	4	(231,816)
	Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, expiring 9/23/10, Broker Citibank NA	4	(197,071)
	Pay a fixed rate of 4.08% and receive a floating rate based on 3-month LIBOR, expiring 9/24/10, Broker Deutsche Bank AG	5	(299,716)

11

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts (k)	Value

	Pay a fixed rate of 5.40% and receive a floating rate based on 3-month LIBOR, expiring 12/18/10, Broker UBS, AG	5	$(649,392)
	Pay a fixed rate of 5.56% and receive a floating rate based on 3-month LIBOR, expiring 10/16/10, Broker UBS, AG	23	(3,418,764)

			(6,886,266)

Over-the-Counter Put Swaptions	Receive a fixed rate of 4.08% and pay a floating rate based on 3-month LIBOR, expiring 1/16/10, Broker Deutsche Bank AG	7	$(75,624)
	Receive a fixed rate of 3.86% and pay a floating rate based on 3-month LIBOR, expiring 3/22/10, Broker Citibank NA	3	(77,946)
	Receive a fixed rate of 3.96% and pay a floating rate based on 3-month LIBOR, expiring 3/22/10, Broker Citibank NA	3	(63,728)
	Receive a fixed rate of 5.50% and pay a floating rate based on 3-month LIBOR, expiring 3/15/10, Broker Royal Bank of Scotland Plc	10	(25,441)
	Receive a fixed rate of 4.88% and pay a floating rate based on 3-month LIBOR, expiring 5/22/10, Broker Deutsche Bank AG	5	(56,430)
	Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 5/15/10, Broker Morgan Stanley Capital Services, Inc.	12	(221,688)
	Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, expiring 6/11/10, Broker Citibank NA	4	(52,218)
	Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, expiring 8/21/10, Broker Goldman Sachs International	2	(74,645)
	Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, expiring 8/21/10, Broker Morgan Stanley Capital Services, Inc.	2	(68,005)
	Receive a fixed rate of 4.07% and pay a floating rate based on 3-month LIBOR, expiring 9/23/10, Broker Citibank NA	4	(143,780)
	Receive a fixed rate of 4.08% and pay a floating rate based on 3-month LIBOR, expiring 9/24/10, Broker Deutsche Bank AG	5	(213,467)
	Receive a fixed rate of 4.13% and pay a floating rate based on 3-month LIBOR, expiring 9/08/10, Broker Citibank NA	4	(146,652)

12

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Contracts (k)	Value

Receive a fixed rate of 5.40% and pay a floating rate based on 3-month LIBOR, expiring 12/18/10, Broker UBS, AG	5	$(82,330)
Receive a fixed rate of 5.56% and pay a floating rate based on 3-month LIBOR, expiring 10/16/10, Broker UBS, AG	23	(275,258)

		(1,577,212)

Total Options Written (Premiums Received — $6,372,965) — (4.0)%		(8,463,478)

Total Investments, Net of TBA Sale Commitments and Options Written — 113.8%		240,077,788
Liabilities in Excess of Other Assets — (13.8)%		(29,190,763)

Net Assets — 100.0%		$210,887,025

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$309,359,856

Gross unrealized appreciation	$8,352,138
Gross unrealized depreciation	(16,505,326)

Net unrealized depreciation	$(8,153,188)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.

(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(j)	Represents or includes a (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
		Appreciation
Counterparty	Market Value	(Depreciation)

BNP Paribas	$633,000	$1,688
Bank of America NA	$(9,389,500)	$(146,016)
Citigroup Global Markets, Inc.	$4,273,094	$17,738
Credit Suisse Securities LLC	$8,678,002	$40,548
Deutsche Bank Securities Inc.	$5,141,967	$(1,104)
Goldman Sachs & Co.	$13,184,278	$107,075
JPMorgan Securities, Ltd.	$(2,639,062)	$(39,991)
Morgan Stanley Capital Services, Inc.	$(2,084,749)	$(14,655)

13

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)
(k)	One contract represents a notional amount of $1 million.

•	For Fund compliance purposes, the Fund’s industry, Classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2009 were as follows:

				Unrealized
Contracts	Issue	Expiration Date	Face Value	Appreciation

328	5-Year U.S. Treasury Bond	December 2009	$37,910,683	$168,067
95	10-Year U.S. Treasury Bond	December 2009	$11,170,317	70,855

Total				$238,922

•	Financial futures contracts sold as of September 30, 2009 were as follows:

				Unrealized
Contracts	Issue	Expiration Date	Face Value	Depreciation

98	2-Year U.S. Treasury Bond	December 2009	$21,246,394	$(16,544)
32	30-Year U.S. Treasury Bond	December 2009	$3,830,313	(53,687)

Total				$(70,231)

•	Reverse repurchase agreements outstanding as of September 30, 2009 were as follows:

	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Amount

JPMorgan Securities Inc.	0.19%	8/11/09	Open	$2,450,659	$2,450,000
Credit Suisse International	0.23%	8/12/09	Open	3,209,280	3,208,275
Barclays Capital Inc.	0.17%	8/14/09	Open	1,790,156	1,789,750
Credit Suisse International	0.10%	9/30/09	Open	2,441,107	2,441,100
Credit Suisse International	0.10%	9/30/09	Open	10,012,528	10,012,500

Total				$19,903,730	$19,901,625

•	Interest rate swaps outstanding as of September 30, 2009 were as follows:

					Unrealized
Fixed				Notional Amount	Appreciation
Rate	Floating Rate	Counterparty	Expiration	(000)	(Depreciation)

4.88% (a)	3-month LIBOR	Deutsche Bank AG	October 2012	$17,000	$1,483,771
5.02% (a)	3-month LIBOR	Deutsche Bank AG	October 2012	$12,400	1,140,905
4.67% (a)	3-month LIBOR	Deutsche Bank AG	October 2012	$3,000	245,170
2.25% (b)	3-month LIBOR	Deutsche Bank AG	December 2012	$2,785	(19,225)
2.63% (b)	3-month LIBOR	Deutsche Bank AG	March 2014	$8,500	(51,858)
3.05% (b)	3-month LIBOR	Credit Suisse International	August 2014	$10,800	(218,805)
2.85% (b)	3-month LIBOR	Deutsche Bank AG	August 2014	$2,500	(26,852)
2.80% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2014	$2,700	(21,521)
4.31% (a)	3-month LIBOR	Deutsche Bank AG	June 2019	$2,800	182,915
3.80% (a)	3-month LIBOR	Deutsche Bank AG	June 2019	$3,300	102,405

14

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)

					Unrealized
Fixed				Notional Amount	Appreciation
Rate	Floating Rate	Counterparty	Expiration	(000)	(Depreciation)

3.83% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	$900	$29,625
3.73% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2019	$2,400	57,195
3.68% (a)	3-month LIBOR	Deutsche Bank AG	August 2019	$5,200	103,114
3.50% (a)	3-month LIBOR	Citibank NA	September 2019	$2,400	9,398
3.47% (a)	3-month LIBOR	Royal Bank of Scotland Plc	September 2019	$4,800	5,352
3.43% (b)	3-month LIBOR	Deutsche Bank AG	October 2019	$1,200	2,685
4.24% (b)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	$870	(39,476)
4.42% (b)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	$2,870	(163,131)
5.41% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	$4,530	827,636
4.35% (b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2039	$2,100	(159,104)
4.06% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2039	$400	9,296

Total					$3,499,495

(a)	Fund pays floating interest rate and receives fixed rate.

(b)	Fund pays fixed interest rate and receives floating rate
•	Credit default swaps on single-name issues-buy protection outstanding as of September 30, 2009 were as follows:

					Unrealized
	Pay Fixed			Notional Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)

Limited Brands, Inc.	1.07%	UBS AG	December 2010	$1,355	$22,384
Radio Shack Corp.	1.16%	UBS AG	December 2010	$1,355	(7,059)
Centex Corp.	6.92%	JPMorgan Chase Bank NA	December 2010	$315	(24,546)
Knight Inc.	1.80%	Credit Suisse International	January 2011	$430	(3,774)
Sara Lee Corp.	0.60%	JPMorgan Chase Bank NA	March 2011	$1,225	(5,653)
Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	$1,185	(15,087)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	$85	4,603
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	$85	4,237
KB Home	4.90%	JPMorgan Chase Bank NA	September 2011	$530	(29,495)
Wendy’s International Inc.	2.90%	JPMorgan Chase Bank NA	December 2011	$435	(12,860)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	$35	(1,218)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	$290	(35,836)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	$100	(13,637)

15

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

					Unrealized
	Pay Fixed			Notional Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)

MeadWestvaco Corp.	1.20%	Deutsche Bank AG	June 2012	$475	(7,413)
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank NA	June 2012	$195	$(15,185)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	$45	(1,197)
Knight Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2012	$130	237
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank NA	June 2013	$630	(74,992)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	$1,170	(10,282)
Expedia, Inc.	5.00%	Citibank NA	September 2013	$345	(48,102)
Expedia, Inc.	5.00%	Citibank NA	September 2013	$115	(16,034)
Expedia, Inc.	5.18%	Goldman Sachs Bank USA	September 2013	$200	(29,233)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	$660	(97,200)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	$385	(57,165)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	$175	(11,603)
Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	$180	(6,210)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	$705	(22,467)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	$90	(29,311)
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	$100	3,264
D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank NA	September 2014	$185	(27,633)
Energy Future Holdings Corp.	5.00%	JPMorgan Chase Bank NA	December 2014	$135	(16,587)
Energy Future Holdings Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2014	$805	(75,162)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	$200	(70,402)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	$150	(48,921)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	March 2015	$105	(28,302)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	$215	(15,409)
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	$290	(46,913)

16

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)

					Unrealized
	Pay Fixed			Notional Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)

First Data Corp.	5.00%	Credit Suisse International	December 2015	$155	$(27,038)
First Data Corp.	5.00%	Goldman Sachs Bank USA	December 2015	$105	(17,832)
First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2015	$195	(34,016)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	$405	(166,140)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	$405	(168,081)

Total					$(1,283,270)

•	Credit default swaps on single-index-buy protection outstanding as of September 30, 2009 were as follows:

	Pay Fixed			Notional Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	(000)	Appreciation

Dow Jones CDX North America High Yield	5.00%	Credit Suisse International	December 2014	$2,200	$26,130

•	Portfolio Abbreviations:

GO	General Obligation Bonds
LIBOR	The London Interbank Offered Rates
RB	Revenue Bonds

17

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
	Assets	Liabilities
Level 1	—	—
Level 2
Long Term Investments[1]	$290,542,636
TBA Sale Commitments	—	$(46,183,405)

Total Level 2	290,542,636	(46,183,405)

Level 3
Asset-Backed Securities	1,262,683	—

Total	$291,805,319	$(46,183,405)

[1]	See above Schedule of Investments for values in each security type excluding the security types in Level 3 within the table.

Valuation	Other Financial
Inputs	Instruments[2]
	Assets	Liabilities
Level 1	$238,922	$(70,231)
Level 2	7,179,674	(10,481,445)
Level 3	—	—

Total	$7,418,596	$(10,551,676)

[2]	Other financial instruments are financial futures contracts, swaps and options. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

18

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)
The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities
Asset-Backed
Securities

Balance, as of December 31, 2008	$—
Accrued discounts/premiums Realized loss	(144)
Change in unrealized appreciation (depreciation)	49,989
Net sales	(255,269)
Net transfers in/out of Level 3	1,468,107

Balance, as of September 30, 2009	$1,262,683

19

BlackRock Variable Series Funds, Inc. — BlackRock Utilities and Telecommunications V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Commercial Services & Supplies - 0.9%	Tetra Tech, Inc. (a)	9,700	$257,341

Construction & Engineering - 0.7%	Bouygues	1,400	71,536
	Quanta Services, Inc. (a)	6,261	138,556

			210,092

Diversified Telecommunication Services - 15.2%	AT&T Inc.	40,447	1,092,473
	BCE, Inc.	9,300	229,431
	BT Group Plc	32,500	67,733
	Cable & Wireless Plc	30,000	68,974
	CenturyTel, Inc.	3,800	127,680
	Deutsche Telekom AG	7,500	102,355
	France Telecom SA	11,500	306,671
	Koninklijke KPN NV	6,200	102,994
	Qwest Communications International Inc.	85,000	323,850
	Swisscom AG	300	107,442
	Telefonica SA	25,088	694,113
	Verizon Communications, Inc.	34,600	1,047,342
	Windstream Corp.	13,055	132,247

			4,403,305

Electric Utilities - 37.5%	Allegheny Energy, Inc.	11,000	291,720
	American Electric Power Co., Inc.	30,800	954,492
	CEZ AS	1,600	85,919
	CPFL Energia SA — ADR	2,200	118,822
	Cia Energetica de Minas Gerais — ADR	19,128	290,746
	DPL, Inc.	23,600	615,960
	Duke Energy Corp.	36,643	576,761
	E.ON AG	7,600	321,673
	EDP — Energias do Brasil SA	10,900	179,165
	Edison International	12,900	433,182
	Entergy Corp.	12,500	998,250
	Exelon Corp.	7,100	352,302
	FPL Group, Inc.	23,600	1,303,428
	FirstEnergy Corp.	17,000	777,240
	Fortum Oyj	3,200	82,227
	ITC Holdings Corp.	15,700	713,565
	Iberdrola SA	34,700	341,374
	NV Energy, Inc.	10,800	125,172
	Northeast Utilities Inc.	6,400	151,936
	PPL Corp.	25,700	779,738
	Progress Energy, Inc.	6,000	234,360
	The Southern Co.	31,100	984,937
	Westar Energy, Inc.	8,600	167,786

			10,880,755

Gas Utilities - 4.2%	EQT Corp.	5,100	217,260
	Energen Corp.	2,500	107,750
	New Jersey Resources Corp.	6,450	234,200
	Questar Corp.	13,500	507,060
	UGI Corp.	6,000	150,360

			1,216,630

Independent Power Producers & Energy Traders - 10.2%	The AES Corp. (a)	18,300	271,206
	AES Tiete SA (Preference Shares)	20,500	232,586
	Constellation Energy Group, Inc.	21,300	689,481
	International Power Plc	39,500	182,741

1

BlackRock Variable Series Funds, Inc. — BlackRock Utilities and Telecommunications V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	NRG Energy, Inc. (a)	44,100	$1,243,179
	Ormat Technologies, Inc.	8,000	326,560

			2,945,753

Media - 0.4%	Vivendi SA	4,000	124,313

Multi-Utilities - 16.2%	CMS Energy Corp.	4,500	60,300
	CenterPoint Energy, Inc.	9,000	111,870
	Consolidated Edison, Inc.	9,200	376,648
	Dominion Resources, Inc.	27,000	931,500
	GDF Suez	9,723	432,896
	NSTAR	8,000	254,560
	National Grid Plc	6,138	59,402
	PG&E Corp.	16,200	655,938
	Public Service Enterprise Group, Inc.	31,500	990,360
	RWE AG	1,300	120,582
	Sempra Energy	5,500	273,955
	Wisconsin Energy Corp.	5,900	266,503
	Xcel Energy, Inc.	8,600	165,464

			4,699,978

Oil, Gas & Consumable Fuels - 5.0%	Cabot Oil & Gas Corp., Class A	3,100	110,825
	Devon Energy Corp.	3,000	201,990
	EOG Resources, Inc.	2,500	208,775
	PetroHawk Energy Corp. (a)	4,300	104,103
	Range Resources Corp.	2,400	118,464
	Southwestern Energy Co. (a)	5,500	234,740
	Spectra Energy Corp.	12,621	239,042
	Williams Cos., Inc.	13,800	246,606

			1,464,545

Water Utilities - 2.8%	American States Water Co.	1,000	36,180
	American Water Works Co., Inc.	12,100	241,274
	Aqua America, Inc.	9,500	167,580
	California Water Service Group	4,200	163,548
	Cia Saneamento (Preference Shares) (a)(b)	108	7,608
	Companhia de Saneamento de Minas Gerais	10,900	183,902

			800,092

Wireless Telecommunication Services - 5.8%	America Movil, SA de CV — ADR	6,900	302,427
	American Tower Corp., Class A (a)	4,100	149,240
	Cellcom Israel Ltd.	4,000	121,720
	Crown Castle International Corp. (a)	3,000	94,080
	MetroPCS Communications, Inc. (a)	13,900	130,104
	Millicom International Cellular SA (a)	2,500	181,850
	NII Holdings, Inc. (a)	2,800	83,944
	SBA Communications Corp., Class A (a)	11,300	305,439
	Vodafone Group Plc — ADR	14,437	324,833

			1,693,637

	Total Long-Term Investments (Cost — $25,436,907) - 98.9%		28,696,441

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.20% (c)(d)	218,301	218,301

	Total Short-Term Securities (Cost — $218,301) - 0.8%		218,301

	Total Investments (Cost — $25,655,208*) - 99.7%		28,914,742
	Other Assets Less Liabilities - 0.3%		88,311

	Net Assets - 100.0%		$29,003,053

2

BlackRock Variable Series Funds, Inc. — BlackRock Utilities and Telecommunications V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$25,876,845

Gross unrealized appreciation	$4,371,203
Gross unrealized depreciation	(1,333,306)

Net unrealized appreciation	$3,037,897

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	218,301	$1,534
BlackRock Liquidity Series, LLC Cash Sweep Series	$(1,615,283)	$2,274

(d)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Portfolio Abbreviations:

ADR American Depositary Receipts

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

3

BlackRock Variable Series Funds, Inc. — BlackRock Utilities and Telecommunications V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Securities
Valuation Inputs	Assets

Level 1
Long-Term Investments
Common Stock:
Commercial Services & Supplies	$257,341
Construction & Engineering	138,556
Diversified Telecommunication Services	2,953,023
Electric Utilities	10,049,562
Gas Utilities	1,216,630
Independent Power Producers & Energy Traders	2,763,012
Multi-Utilities	4,087,097
Oil, Gas & Consumable Fuels	1,464,545
Water Utilities	792,484
Wireless Telecommunication Services	1,693,637
Short-Term Securities	218,301

Total Level 1	25,634,188

Level 2
Long-Term Investments
Common Stock:
Construction & Engineering	71,536
Diversified Telecommunication Services	1,450,282
Electric Utilities	831,193
Independent Power Producers & Energy Traders	182,741
Media	124,313
Multi-Utilities	612,881

Total Level 2	3,272,946

Level 3
Long-Term Investments
Common Stock:
Water Utilities	7,608

Level 3	7,608

Total	$28,914,742

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Water Utilities

Balance, as of December 31, 2008	$5,780
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,828
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance, as of September 30, 2009	$7,608

4

BlackRock Variable Series Funds, Inc. — BlackRock Value Opportunities V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.3%	Curtiss-Wright Corp.	110,800	$3,781,604
	Triumph Group, Inc.	27,400	1,314,926

			5,096,530

Biotechnology - 1.0%	Exelixis, Inc. (a)	117,200	747,736
	PDL BioPharma, Inc.	195,300	1,538,964

			2,286,700

Building Products - 0.7%	Ameron International Corp.	23,200	1,623,536

Capital Markets - 0.3%	Investment Technology Group, Inc. (a)	16,200	452,304
	Thomas Weisel Partners Group, Inc. (a)	38,500	205,590

			657,894

Chemicals - 2.5%	Arch Chemicals, Inc.	30,500	914,695
	Huntsman Corp.	142,800	1,300,908
	OM Group, Inc. (a)	36,200	1,100,118
	Rockwood Holdings, Inc. (a)	40,200	826,914
	Spartech Corp.	131,800	1,419,486

			5,562,121

Commercial Banks - 7.8%	BancorpSouth, Inc.	69,800	1,703,818
	Bank of Hawaii Corp.	40,700	1,690,678
	Cullen/Frost Bankers, Inc.	38,900	2,008,796
	Fifth Third Bancorp	86,000	871,180
	First Financial Bankshares, Inc.	18,300	905,118
	First Financial Corp.	14,400	441,216
	First Horizon National Corp. (a)	82,628	1,093,167
	First Midwest Bancorp, Inc.	144,100	1,624,007
	Glacier Bancorp, Inc. (b)	45,900	685,746
	IBERIABANK Corp.	23,500	1,070,660
	M&T Bank Corp. (b)	8,408	523,987
	MetroCorp Bancshares, Inc.	64,750	233,748
	PrivateBancorp, Inc.	32,800	802,288
	Republic Bancorp, Inc., Class A	32,100	640,716
	S&T Bancorp, Inc.	40,200	520,992
	Texas Capital Bancshares, Inc. (a)	77,700	1,308,468
	United Bankshares, Inc. (b)	51,900	1,016,721

			17,141,306

Commercial Services & Supplies - 0.0%	Team, Inc. (a)	2,200	37,290

Communications Equipment - 3.3%	ADC Telecommunications, Inc. (a)(b)	186,700	1,557,078
	Harmonic, Inc. (a)	168,100	1,122,908
	Ixia (a)	101,398	695,590
	JDS Uniphase Corp. (a)	225,900	1,606,149
	Tellabs, Inc. (a)	335,200	2,319,584

			7,301,309

Construction & Engineering - 1.4%	Layne Christensen Co. (a)	46,900	1,503,145
	URS Corp. (a)	36,300	1,584,495

			3,087,640

1

BlackRock Variable Series Funds, Inc. — BlackRock Value Opportunities V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Consumer Finance - 0.5%	Ezcorp, Inc. (a)	78,400	$1,070,944

Containers & Packaging - 1.0%	Packaging Corp. of America	46,200	942,480
	Rock-Tenn Co., Class A	21,700	1,022,287
	Smurfit-Stone Container Corp. (a)	500,600	230,276

			2,195,043

Diversified Consumer Services - 0.2%	Service Corp. International	48,000	336,480

Electric Utilities - 3.1%	Allete, Inc.	65,300	2,192,121
	Cleco Corp.	45,100	1,131,108
	El Paso Electric Co. (a)	68,500	1,210,395
	Portland General Electric Co.	52,400	1,033,328
	UIL Holdings Corp.	49,800	1,314,222

			6,881,174

Electrical Equipment - 0.4%	A123 Systems, Inc. (a)	23,800	507,416
	Regal-Beloit Corp.	7,000	319,970

			827,386

Electronic Equipment, Instruments & Components - 1.0%	Ingram Micro, Inc., Class A (a)	71,800	1,209,830
	Vishay Intertechnology, Inc. (a)	112,600	889,540

			2,099,370

Energy Equipment & Services - 2.7%	CARBO Ceramics, Inc. (b)	48,600	2,505,330
	Oil States International, Inc. (a)	27,600	969,588
	Patterson-UTI Energy, Inc.	76,800	1,159,680
	Superior Energy Services, Inc. (a)	61,600	1,387,232

			6,021,830

Food Products - 1.0%	Hain Celestial Group, Inc. (a)	55,208	1,058,337
	Smart Balance, Inc. (a)	200,400	1,230,456

			2,288,793

Gas Utilities - 2.7%	Atmos Energy Corp.	65,900	1,857,062
	New Jersey Resources Corp.	37,400	1,357,994
	Piedmont Natural Gas Co.	32,300	773,262
	Southwest Gas Corp.	80,400	2,056,632

			6,044,950

Health Care Equipment & Supplies - 2.1%	CONMED Corp. (a)	87,000	1,667,790
	The Cooper Cos., Inc.	19,600	582,708
	Exactech, Inc. (a)	7,600	119,624
	Merit Medical Systems, Inc. (a)	34,300	594,419
	OraSure Technologies, Inc. (a)	563,100	1,632,990

			4,597,531

Health Care Providers & Services - 2.2%	AMERIGROUP Corp. (a)	37,700	835,809
	Healthways, Inc. (a)	64,300	985,076
	LCA-Vision, Inc. (a)	79,900	560,099
	MedCath Corp. (a)	66,000	578,820
	PharMerica Corp. (a)	60,200	1,117,914
	WellCare Health Plans, Inc. (a)	29,400	724,710

			4,802,428

2

BlackRock Variable Series Funds, Inc. — BlackRock Value Opportunities V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Hotels, Restaurants & Leisure - 1.0%	Burger King Holdings, Inc.	69,500	$1,222,505
	Jack in the Box, Inc. (a)	51,890	1,063,226

			2,285,731

Household Durables - 0.6%	Furniture Brands International, Inc.	244,200	1,350,426

IT Services - 1.0%	Convergys Corp. (a)	220,100	2,187,794

Insurance - 3.2%	Allied World Assurance Holdings Ltd.	23,200	1,111,976
	Aspen Insurance Holdings Ltd.	30,100	796,747
	Fidelity National Title Group, Inc., Class A	113,000	1,704,040
	HCC Insurance Holdings, Inc.	8,600	235,210
	The Hanover Insurance Group, Inc.	22,100	913,393
	ProAssurance Corp. (a)	27,900	1,456,101
	Validus Holdings Ltd.	35,646	919,654

			7,137,121

Internet Software & Services - 2.2%	IAC/InterActiveCorp. (a)	138,000	2,786,220
	SAVVIS, Inc. (a)	61,900	979,258
	ValueClick, Inc. (a)	86,000	1,134,340

			4,899,818

Leisure Equipment & Products - 0.5%	Leapfrog Enterprises, Inc. (a)	271,200	1,114,632

Life Sciences Tools & Services - 1.9%	Affymetrix, Inc. (a)	194,100	1,704,198
	Albany Molecular Research, Inc. (a)	32,200	278,852
	Parexel International Corp. (a)	40,200	546,318
	PerkinElmer, Inc.	85,900	1,652,716

			4,182,084

Machinery - 5.6%	AGCO Corp. (a)	71,500	1,975,545
	Altra Holdings, Inc. (a)	128,200	1,434,558
	Briggs & Stratton Corp.	22,300	432,843
	CIRCOR International, Inc.	28,300	799,758
	EnPro Industries, Inc. (a)	38,200	873,252
	IDEX Corp.	31,800	888,810
	Mueller Industries, Inc.	21,900	522,753
	RBC Bearings, Inc. (a)	60,000	1,399,800
	Robbins & Myers, Inc.	121,800	2,859,864
	Terex Corp. (a)	15,200	315,096
	Wabash National Corp.	309,300	841,296

			12,343,575

Media - 2.8%	Arbitron, Inc.	32,200	668,472
	Harte-Hanks, Inc.	312,500	4,321,875
	Playboy Enterprises, Inc., Class B (a)	368,800	1,113,776

			6,104,123

Metals & Mining - 0.7%	Carpenter Technology Corp.	68,200	1,595,198

Multi-Utilities - 2.0%	Avista Corp.	55,800	1,128,276
	OGE Energy Corp.	96,000	3,175,680

			4,303,956

3

BlackRock Variable Series Funds, Inc. — BlackRock Value Opportunities V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Multiline Retail - 1.9%	Big Lots, Inc. (a)	56,300	$1,408,626
	Saks, Inc. (a)(b)	396,900	2,706,858

			4,115,484

Oil, Gas & Consumable Fuels - 3.1%	Cabot Oil & Gas Corp., Class A	58,600	2,094,950
	Frontier Oil Corp.	53,000	737,760
	Mariner Energy, Inc. (a)	71,300	1,011,034
	Plains Exploration & Production Co. (a)	47,000	1,300,020
	St. Mary Land & Exploration Co.	27,400	889,404
	Whiting Petroleum Corp. (a)	13,300	765,814

			6,798,982

Personal Products - 0.5%	Alberto-Culver Co.	43,100	1,193,008

Pharmaceuticals - 1.2%	King Pharmaceuticals, Inc. (a)	123,400	1,329,018
	Medicis Pharmaceutical Corp., Class A	61,100	1,304,485

			2,633,503

Professional Services - 0.2%	Heidrick & Struggles International, Inc.	22,500	523,350

Real Estate Investment Trusts (REITs) - 7.3%	AMB Property Corp.	26,500	608,175
	Acadia Realty Trust	36,000	542,520
	American Campus Communities, Inc.	60,300	1,619,055
	BioMed Realty Trust, Inc.	117,500	1,621,500
	DiamondRock Hospitality Co.	88,100	713,610
	Entertainment Properties Trust	19,400	662,316
	Lexington Corporate Properties Trust	148,172	755,677
	Liberty Property Trust	18,300	595,299
	MFA Financial, Inc.	175,600	1,397,776
	The Macerich Co. (b)	48,772	1,479,254
	National Retail Properties, Inc. (b)	73,600	1,580,192
	Omega Healthcare Investors, Inc.	64,900	1,039,698
	PS Business Parks, Inc.	26,900	1,380,508
	Senior Housing Properties Trust	105,700	2,019,927

			16,015,507

Real Estate Management & Development - 1.5%	Jones Lang LaSalle, Inc.	26,400	1,250,568
	The St. Joe Co. (a)(b)	69,100	2,012,192

			3,262,760

Road & Rail - 1.2%	Marten Transport Ltd. (a)	75,000	1,279,500
	Vitran Corp., Inc. (a)	148,900	1,343,078

			2,622,578

Semiconductors & Semiconductor Equipment - 6.4%	Actel Corp. (a)	77,300	940,741
	DSP Group, Inc. (a)	219,800	1,789,172
	Fairchild Semiconductor International, Inc. (a)	161,536	1,652,513
	Integrated Device Technology, Inc. (a)	88,600	598,936
	Intersil Corp., Class A	139,800	2,140,338
	MKS Instruments, Inc. (a)	55,400	1,068,666
	PMC-Sierra, Inc. (a)	124,500	1,190,220
	Teradyne, Inc. (a)	192,700	1,782,475
	Zoran Corp. (a)	264,800	3,050,496

			14,213,557

4

BlackRock Variable Series Funds, Inc. — BlackRock Value Opportunities V.I. Fund

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Software - 3.6%	Bottomline Technologies, Inc. (a)	317,103	$4,090,629
	Novell, Inc. (a)	477,900	2,155,329
	TIBCO Software, Inc. (a)	174,700	1,657,903

			7,903,861

Specialty Retail - 3.3%	Charming Shoppes, Inc. (a)	297,200	1,459,252
	The Children’s Place Retail Stores, Inc. (a)	71,000	2,127,160
	Collective Brands, Inc. (a)	131,000	2,270,230
	Genesco, Inc. (a)	30,900	743,763
	Jo-Ann Stores, Inc. (a)	29,200	783,436

			7,383,841

Thrifts & Mortgage Finance - 1.0%	Dime Community Bancshares, Inc.	52,700	602,361
	Provident Financial Services, Inc.	68,400	703,836
	Provident New York Bancorp	103,200	985,560

			2,291,757

Trading Companies & Distributors - 1.2%	Applied Industrial Technologies, Inc.	29,597	626,273
	H&E Equipment Services, Inc. (a)	59,200	670,736
	WESCO International, Inc. (a)	48,600	1,399,680

			2,696,689

	Total Common Stocks - 90.1%		199,119,590

	Investment Companies

	iShares Dow Jones U.S. Real Estate Index Fund (b)	11,100	473,526
	iShares Russell 2000 Growth Index Fund	45,000	2,947,950
	iShares Russell 2000 Index Fund (b)	49,700	2,993,431
	PowerShares Zacks Micro Cap Portfolio	29,300	283,038
	SPDR Gold Trust (a)	12,600	1,245,510

	Total Investment Companies - 3.6%		7,943,455

	Total Long-Term Investments
	(Cost - $206,669,804) - 93.7%		207,063,045

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.20% (c)(d)	13,615,614	13,615,614

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC
Money Market Series, 0.29% (c)(d)(e)	$12,704	12,704,000

Total Short-Term Securities
(Cost - $26,319,614) - 11.9%		26,319,614

Total Investments (Cost - $232,989,418*) - 105.6%		233,382,659
Liabilities in Excess of Other Assets - (5.6)%		(12,348,393)

Net Assets - 100.0%		$221,034,266

5

BlackRock Variable Series Funds, Inc. — BlackRock Value Opportunities V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$243,801,339

Gross unrealized appreciation	$23,542,470
Gross unrealized depreciation	(33,961,150)

Net unrealized depreciation	$(10,418,680)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	13,615,614	$25,911
BlackRock Liquidity Series, LLC Cash Sweep Series	$(6,445,543)	$7,152
BlackRock Liquidity Series, LLC Money Market Series	$3,188,200	$67,794

(e)	Security was purchased with the cash proceeds from securities loans.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

6

BlackRock Variable Series Funds, Inc. — BlackRock Value Opportunities V.I. Fund
Schedule of Investments September 30, 2009 (Unaudited)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1
Long-Term Investments[1]	$207,063,045
Short-Term Securities	13,615,614

Total Level 1	220,678,659

Level 2 - Short-Term Securities	12,704,000
Level 3	—

Total	$233,382,659

[1]	See above Schedule of Investments for values in each industry.

7

Item 2 — Controls and Procedures
2(a)	—	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	—	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 — Exhibits
Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Variable Series Funds, Inc.

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.

Date: November 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Variable Series Funds, Inc.

Date: November 20, 2009